Shareholder Report	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2023
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Principal Variable Contracts Funds, Inc.
Entity Central Index Key		0000012601
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000223412
Shareholder Report [Line Items]
Fund Name		Blue Chip Account
Class Name		Class 3
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Blue Chip Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$116	1.05%

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase that, in the opinion of Principal Global Investors, LLC ("PGI"), the Fund's investment advisor, display characteristics of a "blue chip" company. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 Growth Index ("Index"). Performance benefited from selection in financials, consumer discretionary, industrials and communication services. Amazon was the Fund’s largest contributor. Both retail and cloud business Amazon Web Services performed well last year. The next largest contributor was Netflix. The company’s free cashflow growth pushed its flywheel to profitably reinvest in its business and attract more subscribers. The third largest contributor was Alphabet. The company’s efficiency efforts had a positive impact on financial results. Company selection in information technology, real estate and healthcare detracted from performance. Having a smaller weight in Nvidia than its weight in the Index, detracted on a relative basis. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Animal Health business Zoetis detracted from performance. The pet industry in general has not yet normalized following the pandemic bump, resulting in less visits to the veterinarian.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 3 Shares at net asset value $14,932	Russell 1000 Index $16,538	Russell 1000 Growth Index $17,908
12/20	10,000	10,000	10,000
12/20	10,340	10,265	10,409
1/21	9,990	10,180	10,332
2/21	10,310	10,475	10,330
3/21	10,520	10,872	10,507
4/21	11,390	11,457	11,222
5/21	11,400	11,512	11,067
6/21	12,060	11,800	11,761
7/21	12,440	12,045	12,149
8/21	12,870	12,394	12,603
9/21	12,201	11,824	11,897
10/21	13,031	12,645	12,928
11/21	12,761	12,475	13,007
12/21	12,896	12,981	13,282
1/22	11,698	12,249	12,142
2/22	10,993	11,913	11,626
3/22	11,225	12,315	12,081
4/22	9,775	11,217	10,622
5/22	9,715	11,200	10,375
6/22	8,940	10,262	9,553
7/22	9,987	11,218	10,700
8/22	9,443	10,787	10,201
9/22	8,399	9,789	9,210
10/22	8,883	10,574	9,748
11/22	9,467	11,146	10,192
12/22	8,873	10,498	9,412
1/23	9,639	11,202	10,196
2/23	9,276	10,935	10,075
3/23	9,659	11,281	10,764
4/23	9,871	11,421	10,870
5/23	10,062	11,474	11,366
6/23	10,788	12,249	12,143
7/23	11,101	12,670	12,552
8/23	11,141	12,448	12,439
9/23	10,506	11,863	11,763
10/23	10,496	11,577	11,595
11/23	11,847	12,658	12,859
12/23	12,341	13,283	13,429
1/24	12,653	13,468	13,764
2/24	13,289	14,195	14,703
3/24	13,541	14,650	14,961
4/24	12,946	14,027	14,327
5/24	13,359	14,687	15,184
6/24	13,873	15,174	16,208
7/24	14,004	15,394	15,933
8/24	14,277	15,759	16,265
9/24	14,498	16,096	16,725
10/24	14,297	15,984	16,670
11/24	15,355	17,013	17,751
12/24	14,932	16,538	17,908

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class 3 Shares	21.00%	10.38%
Russell 1000 Index	24.51%	13.19%
Russell 1000 Growth Index	33.36%	15.43%

Performance Inception Date		Dec. 09, 2020
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 23,633,000
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 125,000
InvestmentCompanyPortfolioTurnover		23.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$23,633 Total Number of Portfolio Holdings41 Portfolio Turnover Rate 23.1% Total Advisory Fees Paid (amount in thousands)$125
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.34%
Investment Companies	1.66%
Other Assets and Liabilities	(1.00)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000112990
Shareholder Report [Line Items]
Fund Name		Bond Market Index Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Bond Market Index Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$15	0.15%

Expenses Paid, Amount		$ 15
Expense Ratio, Percent		0.15%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund uses a passive investment approach known as "sampling" to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg U.S. Aggregate Bond Index ("Index") at the time of purchase. The Index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). During the 12 months ending December 31, 2024, the Fund’s investments underperformed the Index. Top contributors to performance included a slightly lower allocation compared to Index weight to government related credit, security specific impacts within U.S. Treasury securities, and security specific impacts within sovereign bonds. Primary detractors to performance included a slightly lower allocation compared to Index weight to commercial mortgage-backed securities, security specific impacts within mortgage-backed securities, and security specific impacts within investment grade corporate bonds.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $11,169	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,203	10,210
2/15	10,106	10,114
3/15	10,145	10,161
4/15	10,106	10,124
5/15	10,077	10,100
6/15	9,971	9,990
7/15	10,039	10,059
8/15	10,013	10,045
9/15	10,082	10,113
10/15	10,082	10,114
11/15	10,052	10,088
12/15	10,013	10,055
1/16	10,150	10,193
2/16	10,219	10,266
3/16	10,308	10,360
4/16	10,347	10,400
5/16	10,347	10,402
6/16	10,533	10,589
7/16	10,592	10,656
8/16	10,582	10,644
9/16	10,572	10,638
10/16	10,482	10,556
11/16	10,232	10,307
12/16	10,242	10,321
1/17	10,262	10,341
2/17	10,322	10,411
3/17	10,312	10,405
4/17	10,392	10,486
5/17	10,472	10,566
6/17	10,462	10,556
7/17	10,502	10,601
8/17	10,597	10,696
9/17	10,536	10,645
10/17	10,546	10,652
11/17	10,526	10,638
12/17	10,577	10,687
1/18	10,455	10,564
2/18	10,353	10,464
3/18	10,414	10,531
4/18	10,332	10,452
5/18	10,404	10,527
6/18	10,394	10,514
7/18	10,394	10,516
8/18	10,455	10,584
9/18	10,390	10,516
10/18	10,307	10,433
11/18	10,359	10,495
12/18	10,557	10,688
1/19	10,661	10,801
2/19	10,661	10,795
3/19	10,858	11,002
4/19	10,858	11,005
5/19	11,045	11,201
6/19	11,191	11,341
7/19	11,212	11,366
8/19	11,503	11,661
9/19	11,440	11,599
10/19	11,472	11,634
11/19	11,461	11,628
12/19	11,451	11,620
1/20	11,675	11,843
2/20	11,878	12,056
3/20	11,825	11,985
4/20	12,028	12,198
5/20	12,070	12,255
6/20	12,145	12,332
7/20	12,316	12,517
8/20	12,209	12,416
9/20	12,197	12,409
10/20	12,143	12,353
11/20	12,263	12,475
12/20	12,285	12,492
1/21	12,186	12,402
2/21	11,967	12,223
3/21	11,869	12,071
4/21	11,956	12,166
5/21	11,978	12,206
6/21	12,077	12,291
7/21	12,208	12,429
8/21	12,186	12,405
9/21	12,082	12,298
10/21	12,071	12,294
11/21	12,105	12,331
12/21	12,060	12,299
1/22	11,813	12,034
2/22	11,679	11,900
3/22	11,354	11,569
4/22	10,917	11,130
5/22	10,995	11,202
6/22	10,816	11,026
7/22	11,085	11,296
8/22	10,771	10,977
9/22	10,300	10,502
10/22	10,163	10,366
11/22	10,541	10,748
12/22	10,472	10,699
1/23	10,817	11,028
2/23	10,530	10,743
3/23	10,805	11,016
4/23	10,862	11,083
5/23	10,748	10,962
6/23	10,713	10,923
7/23	10,702	10,915
8/23	10,633	10,846
9/23	10,356	10,570
10/23	10,192	10,403
11/23	10,650	10,874
12/23	11,050	11,291
1/24	11,026	11,260
2/24	10,873	11,100
3/24	10,956	11,203
4/24	10,685	10,920
5/24	10,873	11,105
6/24	10,967	11,210
7/24	11,226	11,472
8/24	11,391	11,637
9/24	11,545	11,793
10/24	11,254	11,500
11/24	11,363	11,622
12/24	11,169	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	1.08%	-0.50%	1.11%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,160,284,000
Holdings Count | Holding		4,363
Advisory Fees Paid, Amount		$ 3,283,000
InvestmentCompanyPortfolioTurnover		49.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,160,284 Total Number of Portfolio Holdings4,363 Portfolio Turnover Rate 49.4% Total Advisory Fees Paid (amount in thousands)$3,283
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	70.02%
Bonds	28.83%
Investment Companies	2.17%
Municipal Bonds	0.51%
Other Assets and Liabilities	(1.53)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020925
Shareholder Report [Line Items]
Fund Name		Core Plus Bond Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Plus Bond Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$49	0.49%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; asset-backed securities and mortgage-backed securities (securitized products, including collateralized mortgage obligations); corporate bonds; and foreign securities, including emerging market securities. During the past year, the top contributing factors included an out-of-index allocation to below investment grade corporate bonds, security selection within investment grade corporate bonds, and curve positioning. The top detracting factors were duration positioning, an overweight allocation to mortgage-backed securities, and security selection within U.S. Treasury securities.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $11,699	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,175	10,210
2/15	10,140	10,114
3/15	10,183	10,161
4/15	10,166	10,124
5/15	10,140	10,100
6/15	10,017	9,990
7/15	10,061	10,059
8/15	10,015	10,045
9/15	10,042	10,113
10/15	10,078	10,114
11/15	10,033	10,088
12/15	9,952	10,055
1/16	10,033	10,193
2/16	10,087	10,266
3/16	10,231	10,360
4/16	10,330	10,400
5/16	10,339	10,402
6/16	10,510	10,589
7/16	10,618	10,656
8/16	10,628	10,644
9/16	10,628	10,638
10/16	10,563	10,556
11/16	10,321	10,307
12/16	10,358	10,321
1/17	10,405	10,341
2/17	10,488	10,411
3/17	10,479	10,405
4/17	10,563	10,486
5/17	10,656	10,566
6/17	10,665	10,556
7/17	10,721	10,601
8/17	10,799	10,696
9/17	10,780	10,645
10/17	10,808	10,652
11/17	10,799	10,638
12/17	10,856	10,687
1/18	10,770	10,564
2/18	10,646	10,464
3/18	10,674	10,531
4/18	10,607	10,452
5/18	10,646	10,527
6/18	10,627	10,514
7/18	10,665	10,516
8/18	10,722	10,584
9/18	10,673	10,516
10/18	10,554	10,433
11/18	10,574	10,495
12/18	10,703	10,688
1/19	10,871	10,801
2/19	10,891	10,795
3/19	11,099	11,002
4/19	11,128	11,005
5/19	11,287	11,201
6/19	11,465	11,341
7/19	11,505	11,366
8/19	11,762	11,661
9/19	11,711	11,599
10/19	11,711	11,634
11/19	11,721	11,628
12/19	11,752	11,620
1/20	11,946	11,843
2/20	12,130	12,056
3/20	11,813	11,985
4/20	12,192	12,198
5/20	12,335	12,255
6/20	12,457	12,332
7/20	12,743	12,517
8/20	12,662	12,416
9/20	12,631	12,409
10/20	12,610	12,353
11/20	12,832	12,475
12/20	12,875	12,492
1/21	12,779	12,402
2/21	12,610	12,223
3/21	12,525	12,071
4/21	12,642	12,166
5/21	12,663	12,206
6/21	12,790	12,291
7/21	12,885	12,429
8/21	12,896	12,405
9/21	12,806	12,298
10/21	12,806	12,294
11/21	12,794	12,331
12/21	12,817	12,299
1/22	12,526	12,034
2/22	12,348	11,900
3/22	12,046	11,569
4/22	11,555	11,130
5/22	11,611	11,202
6/22	11,332	11,026
7/22	11,644	11,296
8/22	11,343	10,977
9/22	10,784	10,502
10/22	10,655	10,366
11/22	11,064	10,748
12/22	11,006	10,699
1/23	11,368	11,028
2/23	11,076	10,743
3/23	11,321	11,016
4/23	11,380	11,083
5/23	11,251	10,962
6/23	11,205	10,923
7/23	11,205	10,915
8/23	11,111	10,846
9/23	10,799	10,570
10/23	10,607	10,403
11/23	11,125	10,874
12/23	11,594	11,291
1/24	11,582	11,260
2/24	11,401	11,100
3/24	11,510	11,203
4/24	11,209	10,920
5/24	11,401	11,105
6/24	11,522	11,210
7/24	11,799	11,472
8/24	11,967	11,637
9/24	12,109	11,793
10/24	11,761	11,500
11/24	11,897	11,622
12/24	11,699	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	0.90%	-0.09%	1.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 204,623,000
Holdings Count | Holding		804
Advisory Fees Paid, Amount		$ 972,000
InvestmentCompanyPortfolioTurnover		177.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$204,623 Total Number of Portfolio Holdings804 Portfolio Turnover Rate 177.7% Total Advisory Fees Paid (amount in thousands)$972
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	65.81%
U.S. Government & Government Agency Obligations	32.90%
Investment Companies	7.14%
Senior Floating Rate Interests	5.04%
Other Assets and LiabilitiesFootnote Reference*	(10.89)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000186093
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$5	0.05%

Expenses Paid, Amount		$ 5
Expense Ratio, Percent		0.05%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments, including investments in smaller companies, and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $18,369	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,979	10,210
2/15	10,208	10,114
3/15	10,174	10,161
4/15	10,195	10,124
5/15	10,236	10,100
6/15	10,090	9,990
7/15	10,202	10,059
8/15	9,888	10,045
9/15	9,774	10,113
10/15	10,143	10,114
11/15	10,143	10,088
12/15	10,016	10,055
1/16	9,831	10,193
2/16	9,838	10,266
3/16	10,222	10,360
4/16	10,278	10,400
5/16	10,356	10,402
6/16	10,435	10,589
7/16	10,662	10,656
8/16	10,670	10,644
9/16	10,677	10,638
10/16	10,511	10,556
11/16	10,590	10,307
12/16	10,706	10,321
1/17	10,815	10,341
2/17	11,018	10,411
3/17	11,040	10,405
4/17	11,142	10,486
5/17	11,250	10,566
6/17	11,294	10,556
7/17	11,425	10,601
8/17	11,466	10,696
9/17	11,585	10,645
10/17	11,713	10,652
11/17	11,870	10,638
12/17	11,952	10,687
1/18	12,191	10,564
2/18	11,885	10,464
3/18	11,825	10,531
4/18	11,810	10,452
5/18	11,982	10,527
6/18	11,997	10,514
7/18	12,191	10,516
8/18	12,386	10,584
9/18	12,362	10,516
10/18	11,849	10,433
11/18	11,989	10,495
12/18	11,576	10,688
1/19	12,105	10,801
2/19	12,308	10,795
3/19	12,495	11,002
4/19	12,736	11,005
5/19	12,425	11,201
6/19	12,931	11,341
7/19	13,001	11,366
8/19	13,040	11,661
9/19	13,145	11,599
10/19	13,311	11,634
11/19	13,519	11,628
12/19	13,709	11,620
1/20	13,776	11,843
2/20	13,328	12,056
3/20	12,431	11,985
4/20	13,278	12,198
5/20	13,635	12,255
6/20	13,826	12,332
7/20	14,257	12,517
8/20	14,647	12,416
9/20	14,376	12,409
10/20	14,209	12,353
11/20	15,125	12,475
12/20	15,486	12,492
1/21	15,407	12,402
2/21	15,530	12,223
3/21	15,768	12,071
4/21	16,199	12,166
5/21	16,305	12,206
6/21	16,481	12,291
7/21	16,701	12,429
8/21	16,913	12,405
9/21	16,477	12,298
10/21	16,961	12,294
11/21	16,857	12,331
12/21	17,199	12,299
1/22	16,572	12,034
2/22	16,278	11,900
3/22	16,278	11,569
4/22	15,290	11,130
5/22	15,404	11,202
6/22	14,606	11,026
7/22	15,432	11,296
8/22	14,891	10,977
9/22	13,879	10,502
10/22	14,354	10,366
11/22	15,099	10,748
12/22	14,645	10,699
1/23	15,401	11,028
2/23	15,012	10,743
3/23	15,390	11,016
4/23	15,520	11,083
5/23	15,390	10,962
6/23	15,865	10,923
7/23	16,124	10,915
8/23	15,886	10,846
9/23	15,308	10,570
10/23	14,967	10,403
11/23	15,967	10,874
12/23	16,720	11,291
1/24	16,755	11,260
2/24	17,038	11,100
3/24	17,391	11,203
4/24	16,802	10,920
5/24	17,367	11,105
6/24	17,603	11,210
7/24	18,038	11,472
8/24	18,356	11,637
9/24	18,629	11,793
10/24	18,245	11,500
11/24	18,840	11,622
12/24	18,369	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class 1 Shares	9.86%	6.03%	6.27%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Inception Date		Dec. 30, 2009
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 622,231,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 348,000
InvestmentCompanyPortfolioTurnover		12.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$622,231 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 12.6% Total Advisory Fees Paid (amount in thousands)$348
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000081996
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments, including investments in smaller companies, and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $18,032	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,979	10,210
2/15	10,208	10,114
3/15	10,174	10,161
4/15	10,195	10,124
5/15	10,236	10,100
6/15	10,090	9,990
7/15	10,202	10,059
8/15	9,888	10,045
9/15	9,774	10,113
10/15	10,143	10,114
11/15	10,143	10,088
12/15	10,016	10,055
1/16	9,831	10,193
2/16	9,838	10,266
3/16	10,222	10,360
4/16	10,278	10,400
5/16	10,356	10,402
6/16	10,435	10,589
7/16	10,662	10,656
8/16	10,670	10,644
9/16	10,677	10,638
10/16	10,511	10,556
11/16	10,590	10,307
12/16	10,706	10,321
1/17	10,815	10,341
2/17	11,018	10,411
3/17	11,040	10,405
4/17	11,142	10,486
5/17	11,250	10,566
6/17	11,287	10,556
7/17	11,417	10,601
8/17	11,460	10,696
9/17	11,579	10,645
10/17	11,706	10,652
11/17	11,856	10,638
12/17	11,930	10,687
1/18	12,169	10,564
2/18	11,863	10,464
3/18	11,803	10,531
4/18	11,781	10,452
5/18	11,952	10,527
6/18	11,960	10,514
7/18	12,161	10,516
8/18	12,348	10,584
9/18	12,322	10,516
10/18	11,811	10,433
11/18	11,943	10,495
12/18	11,525	10,688
1/19	12,059	10,801
2/19	12,253	10,795
3/19	12,438	11,002
4/19	12,671	11,005
5/19	12,361	11,201
6/19	12,864	11,341
7/19	12,926	11,366
8/19	12,965	11,661
9/19	13,074	11,599
10/19	13,230	11,634
11/19	13,428	11,628
12/19	13,625	11,620
1/20	13,683	11,843
2/20	13,238	12,056
3/20	12,341	11,985
4/20	13,181	12,198
5/20	13,535	12,255
6/20	13,724	12,332
7/20	14,144	12,517
8/20	14,523	12,416
9/20	14,257	12,409
10/20	14,083	12,353
11/20	14,998	12,475
12/20	15,346	12,492
1/21	15,268	12,402
2/21	15,381	12,223
3/21	15,616	12,071
4/21	16,035	12,166
5/21	16,148	12,206
6/21	16,314	12,291
7/21	16,532	12,429
8/21	16,732	12,405
9/21	16,297	12,298
10/21	16,775	12,294
11/21	16,662	12,331
12/21	17,009	12,299
1/22	16,372	12,034
2/22	16,081	11,900
3/22	16,081	11,569
4/22	15,107	11,130
5/22	15,210	11,202
6/22	14,422	11,026
7/22	15,228	11,296
8/22	14,694	10,977
9/22	13,688	10,502
10/22	14,154	10,366
11/22	14,887	10,748
12/22	14,441	10,699
1/23	15,184	11,028
2/23	14,802	10,743
3/23	15,162	11,016
4/23	15,290	11,083
5/23	15,152	10,962
6/23	15,629	10,923
7/23	15,884	10,915
8/23	15,651	10,846
9/23	15,059	10,570
10/23	14,736	10,403
11/23	15,716	10,874
12/23	16,443	11,291
1/24	16,477	11,260
2/24	16,754	11,100
3/24	17,100	11,203
4/24	16,512	10,920
5/24	17,066	11,105
6/24	17,296	11,210
7/24	17,711	11,472
8/24	18,023	11,637
9/24	18,299	11,793
10/24	17,911	11,500
11/24	18,493	11,622
12/24	18,032	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	9.67%	5.76%	6.07%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 622,231,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 348,000
InvestmentCompanyPortfolioTurnover		12.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$622,231 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 12.6% Total Advisory Fees Paid (amount in thousands)$348
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000223414
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Account
Class Name		Class 3
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Balanced Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$47	0.45%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes. It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments, including investments in smaller companies, and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 3 Shares at net asset value $17,759	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,978	10,210
2/15	10,206	10,114
3/15	10,170	10,161
4/15	10,190	10,124
5/15	10,230	10,100
6/15	10,083	9,990
7/15	10,193	10,059
8/15	9,878	10,045
9/15	9,763	10,113
10/15	10,131	10,114
11/15	10,130	10,088
12/15	10,001	10,055
1/16	9,815	10,193
2/16	9,821	10,266
3/16	10,202	10,360
4/16	10,258	10,400
5/16	10,334	10,402
6/16	10,411	10,589
7/16	10,636	10,656
8/16	10,644	10,644
9/16	10,649	10,638
10/16	10,482	10,556
11/16	10,560	10,307
12/16	10,674	10,321
1/17	10,781	10,341
2/17	10,983	10,411
3/17	11,003	10,405
4/17	11,103	10,486
5/17	11,210	10,566
6/17	11,245	10,556
7/17	11,373	10,601
8/17	11,414	10,696
9/17	11,532	10,645
10/17	11,657	10,652
11/17	11,804	10,638
12/17	11,877	10,687
1/18	12,113	10,564
2/18	11,807	10,464
3/18	11,746	10,531
4/18	11,722	10,452
5/18	11,892	10,527
6/18	11,898	10,514
7/18	12,096	10,516
8/18	12,280	10,584
9/18	12,253	10,516
10/18	11,744	10,433
11/18	11,873	10,495
12/18	11,456	10,688
1/19	11,985	10,801
2/19	12,177	10,795
3/19	12,360	11,002
4/19	12,589	11,005
5/19	12,280	11,201
6/19	12,778	11,341
7/19	12,838	11,366
8/19	12,875	11,661
9/19	12,981	11,599
10/19	13,135	11,634
11/19	13,329	11,628
12/19	13,524	11,620
1/20	13,579	11,843
2/20	13,136	12,056
3/20	12,244	11,985
4/20	13,076	12,198
5/20	13,425	12,255
6/20	13,612	12,332
7/20	14,026	12,517
8/20	14,400	12,416
9/20	14,135	12,409
10/20	13,960	12,353
11/20	14,866	12,475
12/20	15,211	12,492
1/21	15,124	12,402
2/21	15,237	12,223
3/21	15,471	12,071
4/21	15,886	12,166
5/21	15,990	12,206
6/21	16,154	12,291
7/21	16,370	12,429
8/21	16,561	12,405
9/21	16,141	12,298
10/21	16,607	12,294
11/21	16,495	12,331
12/21	16,831	12,299
1/22	16,206	12,034
2/22	15,917	11,900
3/22	15,908	11,569
4/22	14,937	11,130
5/22	15,040	11,202
6/22	14,266	11,026
7/22	15,059	11,296
8/22	14,527	10,977
9/22	13,534	10,502
10/22	14,000	10,366
11/22	14,711	10,748
12/22	14,265	10,699
1/23	14,997	11,028
2/23	14,615	10,743
3/23	14,976	11,016
4/23	15,103	11,083
5/23	14,965	10,962
6/23	15,432	10,923
7/23	15,676	10,915
8/23	15,443	10,846
9/23	14,872	10,570
10/23	14,537	10,403
11/23	15,507	10,874
12/23	16,223	11,291
1/24	16,258	11,260
2/24	16,524	11,100
3/24	16,858	11,203
4/24	16,293	10,920
5/24	16,824	11,105
6/24	17,055	11,210
7/24	17,470	11,472
8/24	17,771	11,637
9/24	18,039	11,793
10/24	17,650	11,500
11/24	18,221	11,622
12/24	17,759	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	9.47%	5.60%	5.91%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Inception Date		Dec. 30, 2009
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Custom Index are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 622,231,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 348,000
InvestmentCompanyPortfolioTurnover		12.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$622,231 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 12.6% Total Advisory Fees Paid (amount in thousands)$348
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000178859
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Adaptive Allocation Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$40	0.38%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). The Fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year. The Fund may utilize futures to manage equity exposures, reducing risk and volatility profiles as dictated by market conditions and proprietary volatility signals.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $15,235	Bloomberg U.S. Aggregate Bond Index $11,000
3/17	10,000	10,000
3/17	10,000	10,012
4/17	10,090	10,090
5/17	10,190	10,167
6/17	10,220	10,157
7/17	10,340	10,201
8/17	10,370	10,292
9/17	10,480	10,243
10/17	10,590	10,249
11/17	10,730	10,236
12/17	10,810	10,283
1/18	11,030	10,165
2/18	10,710	10,068
3/18	10,600	10,133
4/18	10,570	10,057
5/18	10,720	10,129
6/18	10,730	10,117
7/18	10,910	10,119
8/18	11,080	10,184
9/18	11,045	10,119
10/18	10,631	10,039
11/18	10,712	10,099
12/18	10,409	10,284
1/19	10,712	10,393
2/19	10,873	10,387
3/19	11,035	10,587
4/19	11,247	10,590
5/19	10,964	10,778
6/19	11,398	10,913
7/19	11,459	10,937
8/19	11,469	11,220
9/19	11,537	11,161
10/19	11,680	11,194
11/19	11,855	11,188
12/19	12,019	11,181
1/20	12,080	11,396
2/20	11,803	11,601
3/20	11,465	11,533
4/20	11,660	11,738
5/20	11,834	11,792
6/20	11,957	11,867
7/20	12,214	12,044
8/20	12,542	11,947
9/20	12,319	11,940
10/20	12,151	11,887
11/20	12,794	12,003
12/20	13,079	12,020
1/21	13,005	11,934
2/21	13,068	11,761
3/21	13,248	11,615
4/21	13,596	11,706
5/21	13,691	11,745
6/21	13,828	11,827
7/21	14,018	11,959
8/21	14,186	11,937
9/21	13,812	11,833
10/21	14,213	11,830
11/21	14,126	11,865
12/21	14,398	11,835
1/22	13,855	11,580
2/22	13,671	11,450
3/22	13,541	11,132
4/22	12,835	10,710
5/22	12,911	10,779
6/22	12,456	10,610
7/22	12,987	10,869
8/22	12,553	10,562
9/22	11,917	10,106
10/22	12,152	9,975
11/22	12,777	10,342
12/22	12,412	10,295
1/23	13,001	10,612
2/23	12,671	10,337
3/23	12,942	10,600
4/23	13,060	10,664
5/23	12,942	10,548
6/23	13,343	10,510
7/23	13,555	10,503
8/23	13,355	10,436
9/23	12,856	10,171
10/23	12,567	10,010
11/23	13,410	10,464
12/23	14,036	10,864
1/24	14,060	10,834
2/24	14,288	10,681
3/24	14,589	10,780
4/24	14,084	10,508
5/24	14,565	10,686
6/24	14,758	10,787
7/24	15,107	11,039
8/24	15,215	11,197
9/24	15,458	11,347
10/24	15,123	11,066
11/24	15,619	11,183
12/24	15,235	11,000

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class 2 Shares	8.54%	4.86%	5.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.24%

Performance Inception Date		Mar. 30, 2017
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Adaptive Allocation Custom Index (f/k/a Diversified Balanced Volatility Control Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Adaptive Allocation Custom Index (f/k/a Diversified Balanced Volatility Control Custom Index) are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 234,916,000
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 293,000
InvestmentCompanyPortfolioTurnover		32.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$234,916 Total Number of Portfolio Holdings7 Portfolio Turnover Rate 32.7% Total Advisory Fees Paid (amount in thousands)$293
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.08%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000223419
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Adaptive Allocation Account
Class Name		Class 3
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Balanced Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$55	0.53%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). The Fund also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year. The Fund may utilize futures to manage equity exposures, reducing risk and volatility profiles as dictated by market conditions and proprietary volatility signals.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 3 Shares at net asset value $15,070	Bloomberg U.S. Aggregate Bond Index $11,000
3/17	10,000	10,000
3/17	10,000	10,012
4/17	10,090	10,090
5/17	10,190	10,167
6/17	10,220	10,157
7/17	10,339	10,201
8/17	10,368	10,292
9/17	10,476	10,243
10/17	10,585	10,249
11/17	10,724	10,236
12/17	10,802	10,283
1/18	11,021	10,165
2/18	10,700	10,068
3/18	10,589	10,133
4/18	10,558	10,057
5/18	10,706	10,129
6/18	10,715	10,117
7/18	10,893	10,119
8/18	11,062	10,184
9/18	11,025	10,119
10/18	10,611	10,039
11/18	10,690	10,099
12/18	10,386	10,284
1/19	10,687	10,393
2/19	10,847	10,387
3/19	11,007	10,587
4/19	11,217	10,590
5/19	10,934	10,778
6/19	11,365	10,913
7/19	11,424	10,937
8/19	11,433	11,220
9/19	11,499	11,161
10/19	11,641	11,194
11/19	11,813	11,188
12/19	11,975	11,181
1/20	12,035	11,396
2/20	11,757	11,601
3/20	11,419	11,533
4/20	11,611	11,738
5/20	11,784	11,792
6/20	11,905	11,867
7/20	12,159	12,044
8/20	12,484	11,947
9/20	12,261	11,940
10/20	12,091	11,887
11/20	12,730	12,003
12/20	13,013	12,020
1/21	12,939	11,934
2/21	13,002	11,761
3/21	13,170	11,615
4/21	13,527	11,706
5/21	13,611	11,745
6/21	13,758	11,827
7/21	13,936	11,959
8/21	14,104	11,937
9/21	13,733	11,833
10/21	14,133	11,830
11/21	14,035	11,865
12/21	14,306	11,835
1/22	13,765	11,580
2/22	13,581	11,450
3/22	13,452	11,132
4/22	12,749	10,710
5/22	12,824	10,779
6/22	12,370	10,610
7/22	12,889	10,869
8/22	12,457	10,562
9/22	11,834	10,106
10/22	12,057	9,975
11/22	12,678	10,342
12/22	12,326	10,295
1/23	12,901	10,612
2/23	12,561	10,337
3/23	12,842	10,600
4/23	12,948	10,664
5/23	12,831	10,548
6/23	13,230	10,510
7/23	13,441	10,503
8/23	13,241	10,436
9/23	12,748	10,171
10/23	12,461	10,010
11/23	13,286	10,464
12/23	13,908	10,864
1/24	13,920	10,834
2/24	14,159	10,681
3/24	14,446	10,780
4/24	13,956	10,508
5/24	14,422	10,686
6/24	14,614	10,787
7/24	14,960	11,039
8/24	15,068	11,197
9/24	15,303	11,347
10/24	14,971	11,066
11/24	15,463	11,183
12/24	15,070	11,000

Average Annual Return [Table Text Block]
Name	1-Year	5-YearFootnote Reference*	Since InceptionFootnote Reference*
Class 3 Shares	8.35%	4.70%	5.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.24%

Performance Inception Date		Mar. 30, 2017
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Adaptive Allocation Custom Index (f/k/a Diversified Balanced Volatility Control Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Adaptive Allocation Custom Index (f/k/a Diversified Balanced Volatility Control Custom Index) are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 234,916,000
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 293,000
InvestmentCompanyPortfolioTurnover		32.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$234,916 Total Number of Portfolio Holdings7 Portfolio Turnover Rate 32.7% Total Advisory Fees Paid (amount in thousands)$293
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.08%
Other Assets and Liabilities	(0.08)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account. Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.55%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Diversified Balanced Volatility Control Account changed its name to Diversified Balanced Adaptive Allocation Account.
Material Fund Change Expenses [Text Block]		Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.55%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000132328
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Strategic Allocation Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.31%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $17,371	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,991	10,210
2/15	10,202	10,114
3/15	10,175	10,161
4/15	10,193	10,124
5/15	10,221	10,100
6/15	10,074	9,990
7/15	10,184	10,059
8/15	9,880	10,045
9/15	9,768	10,113
10/15	10,123	10,114
11/15	10,132	10,088
12/15	10,001	10,055
1/16	9,824	10,193
2/16	9,833	10,266
3/16	10,197	10,360
4/16	10,253	10,400
5/16	10,319	10,402
6/16	10,402	10,589
7/16	10,617	10,656
8/16	10,624	10,644
9/16	10,624	10,638
10/16	10,464	10,556
11/16	10,530	10,307
12/16	10,643	10,321
1/17	10,747	10,341
2/17	10,945	10,411
3/17	10,955	10,405
4/17	11,049	10,486
5/17	11,162	10,566
6/17	11,191	10,556
7/17	11,314	10,601
8/17	11,350	10,696
9/17	11,466	10,645
10/17	11,582	10,652
11/17	11,726	10,638
12/17	11,803	10,687
1/18	12,015	10,564
2/18	11,745	10,464
3/18	11,687	10,531
4/18	11,659	10,452
5/18	11,822	10,527
6/18	11,822	10,514
7/18	12,005	10,516
8/18	12,189	10,584
9/18	12,151	10,516
10/18	11,688	10,433
11/18	11,808	10,495
12/18	11,426	10,688
1/19	11,929	10,801
2/19	12,121	10,795
3/19	12,292	11,002
4/19	12,514	11,005
5/19	12,222	11,201
6/19	12,705	11,341
7/19	12,766	11,366
8/19	12,806	11,661
9/19	12,902	11,599
10/19	13,048	11,634
11/19	13,246	11,628
12/19	13,422	11,620
1/20	13,485	11,843
2/20	13,079	12,056
3/20	12,206	11,985
4/20	13,006	12,198
5/20	13,339	12,255
6/20	13,516	12,332
7/20	13,921	12,517
8/20	14,275	12,416
9/20	14,024	12,409
10/20	13,859	12,353
11/20	14,707	12,475
12/20	15,038	12,492
1/21	14,960	12,402
2/21	15,060	12,223
3/21	15,269	12,071
4/21	15,665	12,166
5/21	15,765	12,206
6/21	15,919	12,291
7/21	16,128	12,429
8/21	16,304	12,405
9/21	15,891	12,298
10/21	16,327	12,294
11/21	16,224	12,331
12/21	16,533	12,299
1/22	15,949	12,034
2/22	15,674	11,900
3/22	15,639	11,569
4/22	14,723	11,130
5/22	14,826	11,202
6/22	14,093	11,026
7/22	14,849	11,296
8/22	14,345	10,977
9/22	13,409	10,502
10/22	13,845	10,366
11/22	14,538	10,748
12/22	14,115	10,699
1/23	14,808	11,028
2/23	14,436	10,743
3/23	14,769	11,016
4/23	14,885	11,083
5/23	14,744	10,962
6/23	15,167	10,923
7/23	15,398	10,915
8/23	15,231	10,846
9/23	14,677	10,570
10/23	14,348	10,403
11/23	15,265	10,874
12/23	15,962	11,291
1/24	15,990	11,260
2/24	16,236	11,100
3/24	16,564	11,203
4/24	16,017	10,920
5/24	16,523	11,105
6/24	16,728	11,210
7/24	17,139	11,472
8/24	17,412	11,637
9/24	17,657	11,793
10/24	17,285	11,500
11/24	17,815	11,622
12/24	17,371	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	8.83%	5.29%	5.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Strategic Allocation Custom Index (f/k/a Diversified Balanced Managed Volatility Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Strategic Allocation Custom Index (f/k/a Diversified Balanced Managed Volatility Custom Index) are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 112,532,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 63,000
InvestmentCompanyPortfolioTurnover		14.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$112,532 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 14.6% Total Advisory Fees Paid (amount in thousands)$63
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000223417
Shareholder Report [Line Items]
Fund Name		Diversified Balanced Strategic Allocation Account
Class Name		Class 3
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Balanced Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return as is consistent with reasonable risk, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 3 Shares at net asset value $17,122	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,990	10,210
2/15	10,200	10,114
3/15	10,171	10,161
4/15	10,188	10,124
5/15	10,214	10,100
6/15	10,066	9,990
7/15	10,175	10,059
8/15	9,870	10,045
9/15	9,757	10,113
10/15	10,110	10,114
11/15	10,118	10,088
12/15	9,986	10,055
1/16	9,808	10,193
2/16	9,816	10,266
3/16	10,178	10,360
4/16	10,233	10,400
5/16	10,297	10,402
6/16	10,379	10,589
7/16	10,592	10,656
8/16	10,598	10,644
9/16	10,596	10,638
10/16	10,435	10,556
11/16	10,500	10,307
12/16	10,611	10,321
1/17	10,713	10,341
2/17	10,910	10,411
3/17	10,918	10,405
4/17	11,011	10,486
5/17	11,122	10,566
6/17	11,149	10,556
7/17	11,270	10,601
8/17	11,305	10,696
9/17	11,419	10,645
10/17	11,533	10,652
11/17	11,675	10,638
12/17	11,750	10,687
1/18	11,960	10,564
2/18	11,690	10,464
3/18	11,631	10,531
4/18	11,600	10,452
5/18	11,762	10,527
6/18	11,760	10,514
7/18	11,941	10,516
8/18	12,121	10,584
9/18	12,082	10,516
10/18	11,620	10,433
11/18	11,739	10,495
12/18	11,357	10,688
1/19	11,856	10,801
2/19	12,045	10,795
3/19	12,214	11,002
4/19	12,432	11,005
5/19	12,140	11,201
6/19	12,619	11,341
7/19	12,678	11,366
8/19	12,716	11,661
9/19	12,811	11,599
10/19	12,953	11,634
11/19	13,148	11,628
12/19	13,322	11,620
1/20	13,382	11,843
2/20	12,978	12,056
3/20	12,110	11,985
4/20	12,902	12,198
5/20	13,231	12,255
6/20	13,405	12,332
7/20	13,805	12,517
8/20	14,154	12,416
9/20	13,903	12,409
10/20	13,738	12,353
11/20	14,577	12,475
12/20	14,904	12,492
1/21	14,827	12,402
2/21	14,926	12,223
3/21	15,133	12,071
4/21	15,526	12,166
5/21	15,613	12,206
6/21	15,766	12,291
7/21	15,974	12,429
8/21	16,148	12,405
9/21	15,739	12,298
10/21	16,161	12,294
11/21	16,069	12,331
12/21	16,365	12,299
1/22	15,785	12,034
2/22	15,512	11,900
3/22	15,478	11,569
4/22	14,567	11,130
5/22	14,658	11,202
6/22	13,941	11,026
7/22	14,692	11,296
8/22	14,192	10,977
9/22	13,258	10,502
10/22	13,691	10,366
11/22	14,366	10,748
12/22	13,945	10,699
1/23	14,633	11,028
2/23	14,264	10,743
3/23	14,595	11,016
4/23	14,709	11,083
5/23	14,569	10,962
6/23	14,977	10,923
7/23	15,206	10,915
8/23	15,041	10,846
9/23	14,502	10,570
10/23	14,162	10,403
11/23	15,071	10,874
12/23	15,763	11,291
1/24	15,777	11,260
2/24	16,035	11,100
3/24	16,347	11,203
4/24	15,804	10,920
5/24	16,306	11,105
6/24	16,509	11,210
7/24	16,903	11,472
8/24	17,174	11,637
9/24	17,406	11,793
10/24	17,051	11,500
11/24	17,562	11,622
12/24	17,122	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	8.62%	5.15%	5.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Inception Date		Oct. 31, 2013
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Balanced Strategic Allocation Custom Index (f/k/a Diversified Balanced Managed Volatility Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Balanced Strategic Allocation Custom Index (f/k/a Diversified Balanced Managed Volatility Custom Index) are as follows: 50% Bloomberg U.S. Aggregate Bond Index, 35% S&P 500 Index, 7% MSCI EAFE Index NTR, 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 112,532,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 63,000
InvestmentCompanyPortfolioTurnover		14.60%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$112,532 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 14.6% Total Advisory Fees Paid (amount in thousands)$63
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account. Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Diversified Balanced Managed Volatility Account changed its name to Diversified Balanced Strategic Allocation Account.
Material Fund Change Expenses [Text Block]		Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000081997
Shareholder Report [Line Items]
Fund Name		Diversified Growth Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.30%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $20,632	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,916	9,700
2/15	10,247	10,257
3/15	10,182	10,095
4/15	10,227	10,192
5/15	10,292	10,323
6/15	10,130	10,123
7/15	10,260	10,335
8/15	9,851	9,712
9/15	9,678	9,471
10/15	10,157	10,270
11/15	10,170	10,301
12/15	10,017	10,138
1/16	9,725	9,635
2/16	9,718	9,622
3/16	10,183	10,275
4/16	10,250	10,315
5/16	10,349	10,500
6/16	10,396	10,527
7/16	10,675	10,915
8/16	10,690	10,931
9/16	10,697	10,933
10/16	10,506	10,733
11/16	10,683	11,131
12/16	10,833	11,351
1/17	10,969	11,566
2/17	11,220	12,025
3/17	11,254	12,039
4/17	11,370	12,163
5/17	11,492	12,334
6/17	11,547	12,411
7/17	11,703	12,666
8/17	11,735	12,705
9/17	11,910	12,967
10/17	12,071	13,270
11/17	12,281	13,677
12/17	12,372	13,829
1/18	12,736	14,621
2/18	12,358	14,082
3/18	12,246	13,724
4/18	12,253	13,777
5/18	12,449	14,108
6/18	12,470	14,195
7/18	12,736	14,724
8/18	12,967	15,203
9/18	12,953	15,290
10/18	12,285	14,245
11/18	12,445	14,535
12/18	11,814	13,223
1/19	12,481	14,282
2/19	12,749	14,741
3/19	12,924	15,027
4/19	13,243	15,636
5/19	12,757	14,642
6/19	13,388	15,674
7/19	13,460	15,899
8/19	13,402	15,648
9/19	13,567	15,940
10/19	13,774	16,286
11/19	14,050	16,877
12/19	14,318	17,386
1/20	14,318	17,379
2/20	13,636	15,949
3/20	12,426	13,979
4/20	13,452	15,771
5/20	13,912	16,522
6/20	14,142	16,850
7/20	14,647	17,801
8/20	15,199	19,080
9/20	14,842	18,355
10/20	14,615	17,867
11/20	15,812	19,823
12/20	16,289	20,585
1/21	16,216	20,377
2/21	16,458	20,939
3/21	16,830	21,856
4/21	17,380	23,022
5/21	17,517	23,183
6/21	17,719	23,724
7/21	17,962	24,288
8/21	18,253	25,026
9/21	17,689	23,863
10/21	18,370	25,534
11/21	18,198	25,357
12/21	18,698	26,494
1/22	17,922	25,123
2/22	17,568	24,371
3/22	17,698	25,276
4/22	16,516	23,071
5/22	16,628	23,114
6/22	15,602	21,206
7/22	16,611	23,161
8/22	15,990	22,217
9/22	14,780	20,170
10/22	15,490	21,804
11/22	16,366	23,022
12/22	15,763	21,696
1/23	16,668	23,059
2/23	16,259	22,496
3/23	16,648	23,322
4/23	16,813	23,686
5/23	16,668	23,789
6/23	17,349	25,361
7/23	17,728	26,176
8/23	17,417	25,759
9/23	16,715	24,531
10/23	16,323	24,015
11/23	17,510	26,208
12/23	18,378	27,399
1/24	18,431	27,859
2/24	18,919	29,347
3/24	19,374	30,291
4/24	18,664	29,054
5/24	19,374	30,494
6/24	19,660	31,589
7/24	20,147	31,973
8/24	20,518	32,749
9/24	20,832	33,448
10/24	20,409	33,145
11/24	21,211	35,090
12/24	20,632	34,254

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	12.26%	7.58%	7.51%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,383,994,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 1,420,000
InvestmentCompanyPortfolioTurnover		13.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,383,994 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 13.2% Total Advisory Fees Paid (amount in thousands)$1,420
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000223415
Shareholder Report [Line Items]
Fund Name		Diversified Growth Account
Class Name		Class 3
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Growth Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$48	0.45%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 3 Shares at net asset value $20,316	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,914	9,700
2/15	10,244	10,257
3/15	10,178	10,095
4/15	10,222	10,192
5/15	10,286	10,323
6/15	10,122	10,123
7/15	10,251	10,335
8/15	9,841	9,712
9/15	9,667	9,471
10/15	10,144	10,270
11/15	10,156	10,301
12/15	10,002	10,138
1/16	9,709	9,635
2/16	9,701	9,622
3/16	10,164	10,275
4/16	10,229	10,315
5/16	10,327	10,500
6/16	10,372	10,527
7/16	10,649	10,915
8/16	10,663	10,931
9/16	10,669	10,933
10/16	10,478	10,733
11/16	10,653	11,131
12/16	10,800	11,351
1/17	10,935	11,566
2/17	11,184	12,025
3/17	11,217	12,039
4/17	11,331	12,163
5/17	11,451	12,334
6/17	11,504	12,411
7/17	11,658	12,666
8/17	11,688	12,705
9/17	11,861	12,967
10/17	12,020	13,270
11/17	12,227	13,677
12/17	12,316	13,829
1/18	12,677	14,621
2/18	12,299	14,082
3/18	12,186	13,724
4/18	12,192	13,777
5/18	12,385	14,108
6/18	12,405	14,195
7/18	12,668	14,724
8/18	12,896	15,203
9/18	12,880	15,290
10/18	12,215	14,245
11/18	12,372	14,535
12/18	11,743	13,223
1/19	12,405	14,282
2/19	12,670	14,741
3/19	12,842	15,027
4/19	13,157	15,636
5/19	12,673	14,642
6/19	13,298	15,674
7/19	13,368	15,899
8/19	13,309	15,648
9/19	13,471	15,940
10/19	13,675	16,286
11/19	13,947	16,877
12/19	14,211	17,386
1/20	14,209	17,379
2/20	13,531	15,949
3/20	12,328	13,979
4/20	13,345	15,771
5/20	13,800	16,522
6/20	14,026	16,850
7/20	14,526	17,801
8/20	15,071	19,080
9/20	14,715	18,355
10/20	14,488	17,867
11/20	15,672	19,823
12/20	16,145	20,585
1/21	16,064	20,377
2/21	16,305	20,939
3/21	16,673	21,856
4/21	17,210	23,022
5/21	17,354	23,183
6/21	17,547	23,724
7/21	17,787	24,288
8/21	18,075	25,026
9/21	17,512	23,863
10/21	18,180	25,534
11/21	18,000	25,357
12/21	18,506	26,494
1/22	17,726	25,123
2/22	17,375	24,371
3/22	17,504	25,276
4/22	16,330	23,071
5/22	16,441	23,114
6/22	15,422	21,206
7/22	16,424	23,161
8/22	15,799	22,217
9/22	14,605	20,170
10/22	15,312	21,804
11/22	16,175	23,022
12/22	15,574	21,696
1/23	16,466	23,059
2/23	16,059	22,496
3/23	16,446	23,322
4/23	16,601	23,686
5/23	16,456	23,789
6/23	17,134	25,361
7/23	17,493	26,176
8/23	17,192	25,759
9/23	16,493	24,531
10/23	16,102	24,015
11/23	17,274	26,208
12/23	18,128	27,399
1/24	18,181	27,859
2/24	18,656	29,347
3/24	19,110	30,291
4/24	18,403	29,054
5/24	19,110	30,494
6/24	19,384	31,589
7/24	19,859	31,973
8/24	20,218	32,749
9/24	20,539	33,448
10/24	20,116	33,145
11/24	20,895	35,090
12/24	20,316	34,254

Average Annual Return [Table Text Block]
Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	12.07%	7.41%	7.35%
S&P 500 Index	25.02%	14.53%	13.10%

Performance Inception Date		Dec. 30, 2009
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Custom Index are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,383,994,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 1,420,000
InvestmentCompanyPortfolioTurnover		13.20%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,383,994 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 13.2% Total Advisory Fees Paid (amount in thousands)$1,420
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000178860
Shareholder Report [Line Items]
Fund Name		Diversified Growth Adaptive Allocation Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$39	0.37%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year. The Fund may utilize futures to manage equity exposures, reducing risk and volatility profiles as dictated by market conditions and proprietary volatility signals.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $16,829	S&P 500 Index $28,387
3/17	10,000	10,000
3/17	9,990	9,977
4/17	10,090	10,080
5/17	10,200	10,222
6/17	10,240	10,286
7/17	10,380	10,497
8/17	10,410	10,529
9/17	10,560	10,746
10/17	10,710	10,997
11/17	10,890	11,334
12/17	10,970	11,460
1/18	11,310	12,117
2/18	10,920	11,670
3/18	10,760	11,373
4/18	10,740	11,417
5/18	10,910	11,692
6/18	10,930	11,764
7/18	11,160	12,202
8/18	11,360	12,599
9/18	11,344	12,671
10/18	10,809	11,805
11/18	10,910	12,046
12/18	10,466	10,958
1/19	10,829	11,836
2/19	11,031	12,216
3/19	11,182	12,454
4/19	11,465	12,958
5/19	11,041	12,134
6/19	11,566	12,990
7/19	11,636	13,176
8/19	11,556	12,968
9/19	11,669	13,210
10/19	11,843	13,496
11/19	12,079	13,986
12/19	12,305	14,408
1/20	12,315	14,403
2/20	11,895	13,217
3/20	11,443	11,585
4/20	11,628	13,070
5/20	11,843	13,692
6/20	11,987	13,964
7/20	12,264	14,752
8/20	12,725	15,812
9/20	12,436	15,211
10/20	12,236	14,807
11/20	13,039	16,428
12/20	13,409	17,059
1/21	13,346	16,887
2/21	13,505	17,353
3/21	13,769	18,113
4/21	14,213	19,079
5/21	14,329	19,213
6/21	14,488	19,661
7/21	14,700	20,128
8/21	14,932	20,740
9/21	14,468	19,776
10/21	15,022	21,161
11/21	14,881	21,014
12/21	15,271	21,956
1/22	14,620	20,820
2/22	14,425	20,197
3/22	14,370	20,947
4/22	13,567	19,120
5/22	13,632	19,155
6/22	13,090	17,574
7/22	13,698	19,194
8/22	13,220	18,412
9/22	12,530	16,716
10/22	12,887	18,069
11/22	13,624	19,079
12/22	13,160	17,980
1/23	13,826	19,109
2/23	13,481	18,643
3/23	13,755	19,328
4/23	13,897	19,629
5/23	13,779	19,715
6/23	14,337	21,017
7/23	14,646	21,693
8/23	14,397	21,347
9/23	13,821	20,329
10/23	13,479	19,902
11/23	14,469	21,719
12/23	15,178	22,706
1/24	15,227	23,088
2/24	15,618	24,321
3/24	15,997	25,103
4/24	15,422	24,078
5/24	16,009	25,272
6/24	16,241	26,178
7/24	16,632	26,497
8/24	16,730	27,140
9/24	16,993	27,719
10/24	16,652	27,468
11/24	17,295	29,080
12/24	16,829	28,387

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	Since InceptionFootnote Reference*
Class 2 Shares	10.88%	6.46%	6.94%
S&P 500 Index	25.02%	14.53%	14.40%

Performance Inception Date		Mar. 30, 2017
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Adaptive Allocation Custom Index (f/k/a Diversified Growth Volatility Control Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Adaptive Allocation Custom Index (f/k/a Diversified Growth Volatility Control Custom Index) are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,548,797,000
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 1,841,000
InvestmentCompanyPortfolioTurnover		38.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,548,797 Total Number of Portfolio Holdings7 Portfolio Turnover Rate 38.9% Total Advisory Fees Paid (amount in thousands)$1,841
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.12%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000223420
Shareholder Report [Line Items]
Fund Name		Diversified Growth Adaptive Allocation Account
Class Name		Class 3
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Growth Adaptive Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$55	0.52%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, while seeking to control volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures). Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year. The Fund may utilize futures to manage equity exposures, reducing risk and volatility profiles as dictated by market conditions and proprietary volatility signals.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 3 Shares at net asset value $16,647	S&P 500 Index $28,387
3/17	10,000	10,000
3/17	9,990	9,977
4/17	10,090	10,080
5/17	10,200	10,222
6/17	10,240	10,286
7/17	10,379	10,497
8/17	10,408	10,529
9/17	10,557	10,746
10/17	10,705	10,997
11/17	10,884	11,334
12/17	10,963	11,460
1/18	11,301	12,117
2/18	10,910	11,670
3/18	10,749	11,373
4/18	10,728	11,417
5/18	10,897	11,692
6/18	10,915	11,764
7/18	11,144	12,202
8/18	11,342	12,599
9/18	11,324	12,671
10/18	10,789	11,805
11/18	10,888	12,046
12/18	10,444	10,958
1/19	10,805	11,836
2/19	11,005	12,216
3/19	11,155	12,454
4/19	11,435	12,958
5/19	11,011	12,134
6/19	11,533	12,990
7/19	11,602	13,176
8/19	11,520	12,968
9/19	11,632	13,210
10/19	11,804	13,496
11/19	12,037	13,986
12/19	12,261	14,408
1/20	12,269	14,403
2/20	11,849	13,217
3/20	11,398	11,585
4/20	11,581	13,070
5/20	11,794	13,692
6/20	11,936	13,964
7/20	12,210	14,752
8/20	12,667	15,812
9/20	12,379	15,211
10/20	12,177	14,807
11/20	12,975	16,428
12/20	13,343	17,059
1/21	13,280	16,887
2/21	13,438	17,353
3/21	13,701	18,113
4/21	14,143	19,079
5/21	14,259	19,213
6/21	14,416	19,661
7/21	14,616	20,128
8/21	14,848	20,740
9/21	14,387	19,776
10/21	14,939	21,161
11/21	14,787	21,014
12/21	15,177	21,956
1/22	14,528	20,820
2/22	14,322	20,197
3/22	14,268	20,947
4/22	13,468	19,120
5/22	13,543	19,155
6/22	12,992	17,574
7/22	13,608	19,194
8/22	13,132	18,412
9/22	12,430	16,716
10/22	12,797	18,069
11/22	13,518	19,079
12/22	13,057	17,980
1/23	13,719	19,109
2/23	13,376	18,643
3/23	13,648	19,328
4/23	13,778	19,629
5/23	13,660	19,715
6/23	14,228	21,017
7/23	14,523	21,693
8/23	14,275	21,347
9/23	13,704	20,329
10/23	13,365	19,902
11/23	14,336	21,719
12/23	15,040	22,706
1/24	15,088	23,088
2/24	15,477	24,321
3/24	15,853	25,103
4/24	15,270	24,078
5/24	15,853	25,272
6/24	16,084	26,178
7/24	16,472	26,497
8/24	16,557	27,140
9/24	16,822	27,719
10/24	16,472	27,468
11/24	17,123	29,080
12/24	16,647	28,387

Average Annual Return [Table Text Block]
Name	1-Year	5-YearFootnote Reference*	Since InceptionFootnote Reference*
Class 3 Shares	10.69%	6.31%	6.79%
S&P 500 Index	25.02%	14.53%	14.40%

Performance Inception Date		Mar. 30, 2017
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Adaptive Allocation Custom Index (f/k/a Diversified Growth Volatility Control Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Adaptive Allocation Custom Index (f/k/a Diversified Growth Volatility Control Custom Index) are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 1,548,797,000
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 1,841,000
InvestmentCompanyPortfolioTurnover		38.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$1,548,797 Total Number of Portfolio Holdings7 Portfolio Turnover Rate 38.9% Total Advisory Fees Paid (amount in thousands)$1,841
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.12%
Other Assets and Liabilities	(0.12)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account. Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.55%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Diversified Growth Volatility Control Account changed its name to Diversified Growth Adaptive Allocation Account.
Material Fund Change Expenses [Text Block]		Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.55%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000132329
Shareholder Report [Line Items]
Fund Name		Diversified Growth Strategic Allocation Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.31%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $19,728	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,927	9,700
2/15	10,246	10,257
3/15	10,191	10,095
4/15	10,227	10,192
5/15	10,282	10,323
6/15	10,109	10,123
7/15	10,237	10,335
8/15	9,848	9,712
9/15	9,681	9,471
10/15	10,136	10,270
11/15	10,154	10,301
12/15	10,006	10,138
1/16	9,737	9,635
2/16	9,718	9,622
3/16	10,163	10,275
4/16	10,228	10,315
5/16	10,312	10,500
6/16	10,358	10,527
7/16	10,627	10,915
8/16	10,640	10,931
9/16	10,640	10,933
10/16	10,453	10,733
11/16	10,612	11,131
12/16	10,762	11,351
1/17	10,894	11,566
2/17	11,129	12,025
3/17	11,157	12,039
4/17	11,260	12,163
5/17	11,382	12,334
6/17	11,429	12,411
7/17	11,580	12,666
8/17	11,604	12,705
9/17	11,776	12,967
10/17	11,930	13,270
11/17	12,122	13,677
12/17	12,198	13,829
1/18	12,544	14,621
2/18	12,208	14,082
3/18	12,112	13,724
4/18	12,102	13,777
5/18	12,285	14,108
6/18	12,304	14,195
7/18	12,544	14,724
8/18	12,755	15,203
9/18	12,740	15,290
10/18	12,135	14,245
11/18	12,286	14,535
12/18	11,702	13,223
1/19	12,336	14,282
2/19	12,578	14,741
3/19	12,750	15,027
4/19	13,052	15,636
5/19	12,588	14,642
6/19	13,183	15,674
7/19	13,254	15,899
8/19	13,203	15,648
9/19	13,367	15,940
10/19	13,554	16,286
11/19	13,814	16,877
12/19	14,063	17,386
1/20	14,074	17,379
2/20	13,440	15,949
3/20	12,275	13,979
4/20	13,263	15,771
5/20	13,689	16,522
6/20	13,897	16,850
7/20	14,375	17,801
8/20	14,884	19,080
9/20	14,557	18,355
10/20	14,335	17,867
11/20	15,456	19,823
12/20	15,899	20,585
1/21	15,833	20,377
2/21	16,044	20,939
3/21	16,388	21,856
4/21	16,898	23,022
5/21	17,031	23,183
6/21	17,209	23,724
7/21	17,431	24,288
8/21	17,697	25,026
9/21	17,166	23,863
10/21	17,778	25,534
11/21	17,616	25,357
12/21	18,078	26,494
1/22	17,351	25,123
2/22	17,028	24,371
3/22	17,120	25,276
4/22	16,012	23,071
5/22	16,116	23,114
6/22	15,169	21,206
7/22	16,116	23,161
8/22	15,538	22,217
9/22	14,417	20,170
10/22	15,083	21,804
11/22	15,906	23,022
12/22	15,345	21,696
1/23	16,180	23,059
2/23	15,789	22,496
3/23	16,141	23,322
4/23	16,272	23,686
5/23	16,128	23,789
6/23	16,742	25,361
7/23	17,082	26,176
8/23	16,860	25,759
9/23	16,216	24,531
10/23	15,808	24,015
11/23	16,921	26,208
12/23	17,738	27,399
1/24	17,780	27,859
2/24	18,217	29,347
3/24	18,640	30,291
4/24	17,977	29,054
5/24	18,640	30,494
6/24	18,893	31,589
7/24	19,344	31,973
8/24	19,668	32,749
9/24	19,951	33,448
10/24	19,550	33,145
11/24	20,263	35,090
12/24	19,728	34,254

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	11.22%	7.00%	7.03%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Strategic Allocation Custom Index (f/k/a Diversified Growth Managed Volatility Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Strategic Allocation Custom Index (f/k/a Diversified Growth Managed Volatility Custom Index) are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 243,349,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 137,000
InvestmentCompanyPortfolioTurnover		20.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$243,349 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 20.1% Total Advisory Fees Paid (amount in thousands)$137
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000223418
Shareholder Report [Line Items]
Fund Name		Diversified Growth Strategic Allocation Account
Class Name		Class 3
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Growth Strategic Allocation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$49	0.46%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation, with an emphasis on managing volatility. The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 3 Shares at net asset value $19,422	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,926	9,700
2/15	10,243	10,257
3/15	10,187	10,095
4/15	10,222	10,192
5/15	10,276	10,323
6/15	10,102	10,123
7/15	10,228	10,335
8/15	9,838	9,712
9/15	9,670	9,471
10/15	10,123	10,270
11/15	10,140	10,301
12/15	9,990	10,138
1/16	9,720	9,635
2/16	9,701	9,622
3/16	10,144	10,275
4/16	10,207	10,315
5/16	10,289	10,500
6/16	10,334	10,527
7/16	10,601	10,915
8/16	10,613	10,931
9/16	10,611	10,933
10/16	10,423	10,733
11/16	10,580	11,131
12/16	10,729	11,351
1/17	10,858	11,566
2/17	11,091	12,025
3/17	11,118	12,039
4/17	11,219	12,163
5/17	11,339	12,334
6/17	11,384	12,411
7/17	11,532	12,666
8/17	11,555	12,705
9/17	11,725	12,967
10/17	11,877	13,270
11/17	12,066	13,677
12/17	12,141	13,829
1/18	12,483	14,621
2/18	12,147	14,082
3/18	12,050	13,724
4/18	12,039	13,777
5/18	12,218	14,108
6/18	12,236	14,195
7/18	12,473	14,724
8/18	12,681	15,203
9/18	12,664	15,290
10/18	12,061	14,245
11/18	12,210	14,535
12/18	11,628	13,223
1/19	12,257	14,282
2/19	12,496	14,741
3/19	12,664	15,027
4/19	12,963	15,636
5/19	12,501	14,642
6/19	13,089	15,674
7/19	13,158	15,899
8/19	13,106	15,648
9/19	13,267	15,940
10/19	13,450	16,286
11/19	13,706	16,877
12/19	13,952	17,386
1/20	13,961	17,379
2/20	13,330	15,949
3/20	12,174	13,979
4/20	13,152	15,771
5/20	13,572	16,522
6/20	13,777	16,850
7/20	14,249	17,801
8/20	14,752	19,080
9/20	14,425	18,355
10/20	14,203	17,867
11/20	15,312	19,823
12/20	15,751	20,585
1/21	15,674	20,377
2/21	15,894	20,939
3/21	16,224	21,856
4/21	16,729	23,022
5/21	16,850	23,183
6/21	17,026	23,724
7/21	17,257	24,288
8/21	17,510	25,026
9/21	16,973	23,863
10/21	17,581	25,534
11/21	17,420	25,357
12/21	17,867	26,494
1/22	17,157	25,123
2/22	16,836	24,371
3/22	16,916	25,276
4/22	15,816	23,071
5/22	15,930	23,114
6/22	14,991	21,206
7/22	15,919	23,161
8/22	15,346	22,217
9/22	14,237	20,170
10/22	14,897	21,804
11/22	15,701	23,022
12/22	15,157	21,696
1/23	15,973	23,059
2/23	15,584	22,496
3/23	15,934	23,322
4/23	16,063	23,686
5/23	15,921	23,789
6/23	16,517	25,361
7/23	16,854	26,176
8/23	16,646	25,759
9/23	15,992	24,531
10/23	15,601	24,015
11/23	16,690	26,208
12/23	17,486	27,399
1/24	17,528	27,859
2/24	17,961	29,347
3/24	18,380	30,291
4/24	17,724	29,054
5/24	18,366	30,494
6/24	18,618	31,589
7/24	19,065	31,973
8/24	19,372	32,749
9/24	19,658	33,448
10/24	19,260	33,145
11/24	19,967	35,090
12/24	19,422	34,254

Average Annual Return [Table Text Block]
Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	11.07%	6.84%	6.86%
S&P 500 Index	25.02%	14.53%	13.10%

Performance Inception Date		Oct. 31, 2013
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Growth Strategic Allocation Custom Index (f/k/a Diversified Growth Managed Volatility Custom Index). The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Growth Strategic Allocation Custom Index (f/k/a Diversified Growth Managed Volatility Custom Index) are as follows: 45% S&P 500 Index, 35% Bloomberg U.S. Aggregate Bond Index, 10% MSCI EAFE Index NTR, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 243,349,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 137,000
InvestmentCompanyPortfolioTurnover		20.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$243,349 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 20.1% Total Advisory Fees Paid (amount in thousands)$137
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account. Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Material Fund Change Name [Text Block]		Effective May 1, 2024, the Diversified Growth Managed Volatility Account changed its name to Diversified Growth Strategic Allocation Account.
Material Fund Change Expenses [Text Block]		Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000112991
Shareholder Report [Line Items]
Fund Name		Diversified Income Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.31%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.31%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). The Fund generally allocates approximately 35% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 65% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $15,668	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,042	10,210
2/15	10,175	10,114
3/15	10,166	10,161
4/15	10,166	10,124
5/15	10,183	10,100
6/15	10,050	9,990
7/15	10,150	10,059
8/15	9,923	10,045
9/15	9,864	10,113
10/15	10,126	10,114
11/15	10,117	10,088
12/15	10,016	10,055
1/16	9,923	10,193
2/16	9,957	10,266
3/16	10,252	10,360
4/16	10,303	10,400
5/16	10,354	10,402
6/16	10,472	10,589
7/16	10,649	10,656
8/16	10,650	10,644
9/16	10,642	10,638
10/16	10,504	10,556
11/16	10,487	10,307
12/16	10,573	10,321
1/17	10,650	10,341
2/17	10,813	10,411
3/17	10,813	10,405
4/17	10,916	10,486
5/17	11,010	10,566
6/17	11,036	10,556
7/17	11,130	10,601
8/17	11,189	10,696
9/17	11,250	10,645
10/17	11,338	10,652
11/17	11,434	10,638
12/17	11,505	10,687
1/18	11,619	10,564
2/18	11,382	10,464
3/18	11,364	10,531
4/18	11,320	10,452
5/18	11,461	10,527
6/18	11,469	10,514
7/18	11,601	10,516
8/18	11,750	10,584
9/18	11,709	10,516
10/18	11,339	10,433
11/18	11,448	10,495
12/18	11,231	10,688
1/19	11,628	10,801
2/19	11,754	10,795
3/19	11,943	11,002
4/19	12,106	11,005
5/19	11,952	11,201
6/19	12,340	11,341
7/19	12,394	11,366
8/19	12,511	11,661
9/19	12,559	11,599
10/19	12,681	11,634
11/19	12,812	11,628
12/19	12,934	11,620
1/20	13,055	11,843
2/20	12,821	12,056
3/20	12,204	11,985
4/20	12,850	12,198
5/20	13,112	12,255
6/20	13,261	12,332
7/20	13,608	12,517
8/20	13,823	12,416
9/20	13,644	12,409
10/20	13,508	12,353
11/20	14,149	12,475
12/20	14,391	12,492
1/21	14,314	12,402
2/21	14,314	12,223
3/21	14,430	12,071
4/21	14,731	12,166
5/21	14,809	12,206
6/21	14,955	12,291
7/21	15,139	12,429
8/21	15,256	12,405
9/21	14,948	12,298
10/21	15,241	12,294
11/21	15,190	12,331
12/21	15,393	12,299
1/22	14,897	12,034
2/22	14,654	11,900
3/22	14,533	11,569
4/22	13,743	11,130
5/22	13,844	11,202
6/22	13,268	11,026
7/22	13,895	11,296
8/22	13,440	10,977
9/22	12,618	10,502
10/22	12,870	10,366
11/22	13,473	10,748
12/22	13,155	10,699
1/23	13,758	11,028
2/23	13,396	10,743
3/23	13,736	11,016
4/23	13,835	11,083
5/23	13,703	10,962
6/23	13,988	10,923
7/23	14,142	10,915
8/23	13,977	10,846
9/23	13,500	10,570
10/23	13,220	10,403
11/23	14,012	10,874
12/23	14,628	11,291
1/24	14,640	11,260
2/24	14,756	11,100
3/24	15,001	11,203
4/24	14,524	10,920
5/24	14,943	11,105
6/24	15,117	11,210
7/24	15,490	11,472
8/24	15,734	11,637
9/24	15,971	11,793
10/24	15,620	11,500
11/24	16,032	11,622
12/24	15,668	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	7.11%	3.91%	4.59%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Income Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Income Custom Index are as follows: 65% Bloomberg U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 214,392,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 118,000
InvestmentCompanyPortfolioTurnover		20.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$214,392 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 20.5% Total Advisory Fees Paid (amount in thousands)$118
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000223416
Shareholder Report [Line Items]
Fund Name		Diversified Income Account
Class Name		Class 3
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Fund operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). The Fund generally allocates approximately 35% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 65% to fixed-income index underlying funds for intermediate duration fixed-income exposure. Global equity markets posted positive returns in 2024 with U.S. equities significantly outperforming developed-ex U.S. equities. U.S. equities benefited from above trend economic strength, upheld by strong consumers and robust corporate balance sheets, while non-U.S. developed market economic growth lagged. Within U.S. equities, large-cap equities achieved the strongest earnings growth and outperformed mid- and small-cap equities. The strong risk-on rally in U.S. equities and the higher for longer interest rate environment weighed on U.S. core fixed income which still posted a slightly positive return for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 3 Shares at net asset value $15,410	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,040	10,210
2/15	10,172	10,114
3/15	10,163	10,161
4/15	10,161	10,124
5/15	10,177	10,100
6/15	10,042	9,990
7/15	10,141	10,059
8/15	9,913	10,045
9/15	9,853	10,113
10/15	10,113	10,114
11/15	10,103	10,088
12/15	10,001	10,055
1/16	9,907	10,193
2/16	9,939	10,266
3/16	10,233	10,360
4/16	10,282	10,400
5/16	10,331	10,402
6/16	10,448	10,589
7/16	10,623	10,656
8/16	10,623	10,644
9/16	10,613	10,638
10/16	10,475	10,556
11/16	10,456	10,307
12/16	10,540	10,321
1/17	10,616	10,341
2/17	10,777	10,411
3/17	10,775	10,405
4/17	10,877	10,486
5/17	10,969	10,566
6/17	10,993	10,556
7/17	11,086	10,601
8/17	11,143	10,696
9/17	11,203	10,645
10/17	11,288	10,652
11/17	11,383	10,638
12/17	11,451	10,687
1/18	11,563	10,564
2/18	11,326	10,464
3/18	11,307	10,531
4/18	11,262	10,452
5/18	11,400	10,527
6/18	11,407	10,514
7/18	11,537	10,516
8/18	11,683	10,584
9/18	11,641	10,516
10/18	11,272	10,433
11/18	11,378	10,495
12/18	11,161	10,688
1/19	11,554	10,801
2/19	11,678	10,795
3/19	11,864	11,002
4/19	12,024	11,005
5/19	11,870	11,201
6/19	12,254	11,341
7/19	12,306	11,366
8/19	12,420	11,661
9/19	12,466	11,599
10/19	12,586	11,634
11/19	12,714	11,628
12/19	12,833	11,620
1/20	12,952	11,843
2/20	12,718	12,056
3/20	12,104	11,985
4/20	12,743	12,198
5/20	13,001	12,255
6/20	13,148	12,332
7/20	13,490	12,517
8/20	13,701	12,416
9/20	13,522	12,409
10/20	13,386	12,353
11/20	14,019	12,475
12/20	14,259	12,492
1/21	14,182	12,402
2/21	14,173	12,223
3/21	14,298	12,071
4/21	14,596	12,166
5/21	14,663	12,206
6/21	14,808	12,291
7/21	14,990	12,429
8/21	15,106	12,405
9/21	14,794	12,298
10/21	15,095	12,294
11/21	15,035	12,331
12/21	15,226	12,299
1/22	14,733	12,034
2/22	14,502	11,900
3/22	14,382	11,569
4/22	13,588	11,130
5/22	13,678	11,202
6/22	13,115	11,026
7/22	13,728	11,296
8/22	13,276	10,977
9/22	12,462	10,502
10/22	12,707	10,366
11/22	13,302	10,748
12/22	12,983	10,699
1/23	13,579	11,028
2/23	13,228	10,743
3/23	13,557	11,016
4/23	13,653	11,083
5/23	13,526	10,962
6/23	13,802	10,923
7/23	13,951	10,915
8/23	13,781	10,846
9/23	13,306	10,570
10/23	13,038	10,403
11/23	13,819	10,874
12/23	14,421	11,291
1/24	14,433	11,260
2/24	14,544	11,100
3/24	14,778	11,203
4/24	14,310	10,920
5/24	14,723	11,105
6/24	14,901	11,210
7/24	15,258	11,472
8/24	15,503	11,637
9/24	15,723	11,793
10/24	15,375	11,500
11/24	15,781	11,622
12/24	15,410	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	6.86%	3.73%	4.42%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Performance Inception Date		May 15, 2012
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, Diversified Income Custom Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings of the Diversified Income Custom Index are as follows: 65% Bloomberg U.S. Aggregate Bond Index, 25% S&P 500 Index, 4% MSCI EAFE Index NTR, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 214,392,000
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 118,000
InvestmentCompanyPortfolioTurnover		20.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$214,392 Total Number of Portfolio Holdings5 Portfolio Turnover Rate 20.5% Total Advisory Fees Paid (amount in thousands)$118
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.48%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000020929
Shareholder Report [Line Items]
Fund Name		Diversified International Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Diversified International Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$87	0.85%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Fund typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western Europe, Canada, Australia, Hong Kong, and Singapore); however, the fund also invests in emerging market securities. The Fund invests in equity securities regardless of market capitalization size and style (growth or value). The financials and consumer staples sectors had strong stock selection leading to outperformance relative to the MSCI All Country Ex U.S. Index. 3i Group and Tencent were top contributors. 3i, a global leader in private equity, has benefited from sales growth at their discount retailer Action. Tencent, a Chinese digital platform, benefited from strong online advertisement revenue. On the other hand, negative attribution was seen in the information technology and industrials sectors. Samsung Electronics and Localiza Rent a Car were the top detractors. Samsung Electronics, a South Korean conglomerate with a focus on memory chips, traded lower as investors wait for the high bandwidth memory chip qualification from NVIDIA. However, the current valuation makes Samsung appealing as we move into 2025. Localiza Rent a Car, a Brazilian car rental company, traded lower on a reduction in rental utilization from a weakening macroeconomic environment in Brazil. However, the company has long term growth potential in an underpenetrated market.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $16,378	MSCI ACWI Ex USA Index NTR $15,985
12/14	10,000	10,000
1/15	10,036	9,985
2/15	10,611	10,519
3/15	10,440	10,349
4/15	10,852	10,872
5/15	10,824	10,702
6/15	10,597	10,404
7/15	10,625	10,375
8/15	9,943	9,582
9/15	9,622	9,138
10/15	10,139	9,818
11/15	10,118	9,615
12/15	9,965	9,434
1/16	9,462	8,792
2/16	9,185	8,691
3/16	9,819	9,398
4/16	9,986	9,646
5/16	10,016	9,483
6/16	9,724	9,338
7/16	10,154	9,800
8/16	10,216	9,862
9/16	10,380	9,983
10/16	10,127	9,840
11/16	9,874	9,612
12/16	10,000	9,858
1/17	10,470	10,207
2/17	10,507	10,370
3/17	10,850	10,633
4/17	11,193	10,860
5/17	11,513	11,213
6/17	11,588	11,248
7/17	12,057	11,662
8/17	12,231	11,723
9/17	12,520	11,941
10/17	12,702	12,166
11/17	12,694	12,264
12/17	12,907	12,538
1/18	13,665	13,237
2/18	12,952	12,613
3/18	12,793	12,390
4/18	12,960	12,588
5/18	12,747	12,297
6/18	12,398	12,066
7/18	12,740	12,355
8/18	12,550	12,096
9/18	12,505	12,151
10/18	11,326	11,163
11/18	11,240	11,269
12/18	10,643	10,759
1/19	11,473	11,572
2/19	11,636	11,798
3/19	11,807	11,868
4/19	12,140	12,181
5/19	11,551	11,528
6/19	12,218	12,222
7/19	11,977	12,074
8/19	11,737	11,701
9/19	11,986	12,002
10/19	12,376	12,421
11/19	12,526	12,530
12/19	13,058	13,073
1/20	12,858	12,722
2/20	12,077	11,716
3/20	10,049	10,020
4/20	10,897	10,779
5/20	11,362	11,132
6/20	11,869	11,635
7/20	12,534	12,154
8/20	13,041	12,674
9/20	12,949	12,362
10/20	12,727	12,097
11/20	14,195	13,724
12/20	15,169	14,465
1/21	14,998	14,497
2/21	15,373	14,784
3/21	15,681	14,971
4/21	16,167	15,411
5/21	16,603	15,894
6/21	16,406	15,791
7/21	16,312	15,530
8/21	16,662	15,826
9/21	15,953	15,319
10/21	16,500	15,684
11/21	15,858	14,978
12/21	16,648	15,597
1/22	15,866	15,022
2/22	15,215	14,725
3/22	15,076	14,749
4/22	14,034	13,822
5/22	14,112	13,922
6/22	12,844	12,724
7/22	13,574	13,160
8/22	12,896	12,736
9/22	11,803	11,464
10/22	12,371	11,806
11/22	13,807	13,200
12/22	13,318	13,101
1/23	14,395	14,164
2/23	13,926	13,667
3/23	14,365	14,001
4/23	14,604	14,244
5/23	14,305	13,726
6/23	14,943	14,342
7/23	15,262	14,925
8/23	14,734	14,251
9/23	14,188	13,801
10/23	13,794	13,231
11/23	14,945	14,422
12/23	15,642	15,147
1/24	15,571	14,997
2/24	16,187	15,376
3/24	16,844	15,857
4/24	16,440	15,572
5/24	17,147	16,024
6/24	16,834	16,009
7/24	17,217	16,380
8/24	17,642	16,846
9/24	17,815	17,300
10/24	16,899	16,451
11/24	16,826	16,302
12/24	16,378	15,985

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	4.71%	4.64%	5.06%
MSCI ACWI Ex USA Index NTR	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 245,348,000
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 2,127,000
InvestmentCompanyPortfolioTurnover		26.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$245,348 Total Number of Portfolio Holdings111 Portfolio Turnover Rate 26.5% Total Advisory Fees Paid (amount in thousands)$2,127
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.00%
Investment Companies	0.85%
Other Assets and Liabilities	0.15%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.85% to 0.81% on the first $250 million of average daily net assets and from 0.80% to 0.78% on the next $250 million of net assets. The remaining breakpoints in the fee schedule are unchanged.

Material Fund Change Expenses [Text Block]		Effective January 1, 2024, the Fund's management fees were changed. The management fee was reduced from 0.85% to 0.81% on the first $250 million of average daily net assets and from 0.80% to 0.78% on the next $250 million of net assets. The remaining breakpoints in the fee schedule are unchanged.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000038528
Shareholder Report [Line Items]
Fund Name		Equity Income Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$52	0.48%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) contributed to results because its growth in profits and alternative assets fundraising surpassed investor expectations. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results to the Russell 1000 Value Index ("Index") as the company’s revenues and margins topped expectations fueled by demand for their AI chips. Not owning Intel (INTC) contributed to performance as CEO, Pat Gelsinger retired after failing to turn around the company and posting a $16 billion net loss in October. Magna (MGA) detracted from result as the company lowered sales guidance primarily due to a large customer, Fisker Ocean, ceasing production. Not owning Walmart (WMT) detracted from performance. Alexandria Real Estate Equities, Inc. (ARE) detracted from relative performance to the Index as investors grew concerned over additional life science supply hitting the market.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $24,733	Russell 1000 Index $33,560	Russell 1000 Value Index $22,580
12/14	10,000	10,000	10,000
1/15	9,715	9,725	9,600
2/15	10,177	10,287	10,065
3/15	10,061	10,159	9,928
4/15	10,143	10,231	10,021
5/15	10,225	10,365	10,141
6/15	9,970	10,171	9,939
7/15	10,091	10,367	9,982
8/15	9,425	9,743	9,388
9/15	9,173	9,476	9,104
10/15	9,847	10,243	9,791
11/15	9,900	10,277	9,829
12/15	9,607	10,092	9,617
1/16	9,261	9,549	9,120
2/16	9,301	9,545	9,118
3/16	9,869	10,210	9,775
4/16	10,024	10,266	9,980
5/16	10,228	10,446	10,135
6/16	10,339	10,469	10,223
7/16	10,560	10,868	10,520
8/16	10,652	10,882	10,601
9/16	10,576	10,891	10,579
10/16	10,437	10,679	10,415
11/16	10,830	11,100	11,010
12/16	11,117	11,308	11,285
1/17	11,314	11,536	11,365
2/17	11,697	11,982	11,774
3/17	11,678	11,990	11,654
4/17	11,726	12,116	11,632
5/17	11,970	12,271	11,621
6/17	12,009	12,357	11,810
7/17	12,258	12,601	11,968
8/17	12,216	12,641	11,828
9/17	12,557	12,910	12,178
10/17	12,831	13,206	12,267
11/17	13,311	13,609	12,642
12/17	13,460	13,761	12,827
1/18	14,018	14,516	13,323
2/18	13,305	13,983	12,687
3/18	13,161	13,666	12,464
4/18	13,223	13,712	12,505
5/18	13,419	14,062	12,579
6/18	13,429	14,153	12,610
7/18	14,121	14,642	13,109
8/18	14,296	15,146	13,303
9/18	14,324	15,204	13,329
10/18	13,496	14,128	12,639
11/18	13,966	14,415	13,016
12/18	12,786	13,102	11,767
1/19	13,686	14,200	12,682
2/19	14,027	14,681	13,088
3/19	14,190	14,937	13,171
4/19	14,794	15,540	13,638
5/19	13,966	14,550	12,761
6/19	14,967	15,571	13,677
7/19	15,297	15,813	13,791
8/19	15,006	15,523	13,385
9/19	15,527	15,792	13,863
10/19	15,615	16,127	14,056
11/19	16,071	16,736	14,491
12/19	16,505	17,220	14,890
1/20	16,142	17,238	14,569
2/20	14,496	15,830	13,158
3/20	12,295	13,738	10,910
4/20	13,530	15,553	12,136
5/20	14,046	16,374	12,552
6/20	14,081	16,736	12,469
7/20	14,889	17,716	12,962
8/20	15,521	19,016	13,498
9/20	15,184	18,321	13,166
10/20	15,110	17,879	12,993
11/20	16,877	19,985	14,741
12/20	17,566	20,830	15,306
1/21	17,320	20,658	15,166
2/21	18,096	21,257	16,082
3/21	18,883	22,061	17,028
4/21	19,665	23,249	17,709
5/21	20,047	23,359	18,123
6/21	19,973	23,944	17,915
7/21	20,256	24,442	18,059
8/21	20,650	25,149	18,417
9/21	19,547	23,994	17,776
10/21	20,872	25,659	18,678
11/21	20,401	25,315	18,020
12/21	21,513	26,340	19,157
1/22	20,960	24,855	18,711
2/22	20,206	24,173	18,493
3/22	20,696	24,989	19,016
4/22	19,509	22,761	17,943
5/22	20,036	22,727	18,292
6/22	18,366	20,823	16,694
7/22	19,591	22,763	17,801
8/22	18,981	21,889	17,270
9/22	17,209	19,863	15,756
10/22	18,718	21,456	17,371
11/22	20,103	22,617	18,457
12/22	19,254	21,302	17,713
1/23	20,459	22,730	18,631
2/23	19,559	22,189	17,974
3/23	19,276	22,891	17,891
4/23	19,719	23,175	18,161
5/23	18,718	23,283	17,460
6/23	20,038	24,855	18,620
7/23	20,822	25,710	19,275
8/23	20,038	25,260	18,754
9/23	19,328	24,073	18,031
10/23	18,643	23,491	17,395
11/23	20,161	25,685	18,707
12/23	21,414	26,953	19,743
1/24	21,484	27,329	19,764
2/24	22,091	28,805	20,493
3/24	23,119	29,729	21,517
4/24	22,192	28,463	20,598
5/24	22,940	29,804	21,251
6/24	22,932	30,790	21,051
7/24	24,006	31,238	22,127
8/24	24,808	31,979	22,721
9/24	25,150	32,663	23,036
10/24	24,909	32,434	22,783
11/24	26,465	34,522	24,238
12/24	24,733	33,560	22,580

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	15.50%	8.43%	9.48%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 691,072,000
Holdings Count | Holding		62
Advisory Fees Paid, Amount		$ 3,290,000
InvestmentCompanyPortfolioTurnover		20.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$691,072 Total Number of Portfolio Holdings62 Portfolio Turnover Rate 20.3% Total Advisory Fees Paid (amount in thousands)$3,290
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	1.65%
Other Assets and Liabilities	0.13%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038529
Shareholder Report [Line Items]
Fund Name		Equity Income Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$79	0.73%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) contributed to results because its growth in profits and alternative assets fundraising surpassed investor expectations. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results to the Russell 1000 Value Index ("Index") as the company’s revenues and margins topped expectations fueled by demand for their AI chips. Not owning Intel (INTC) contributed to performance as CEO, Pat Gelsinger retired after failing to turn around the company and posting a $16 billion net loss in October. Magna (MGA) detracted from result as the company lowered sales guidance primarily due to a large customer, Fisker Ocean, ceasing production. Not owning Walmart (WMT) detracted from performance. Alexandria Real Estate Equities, Inc. (ARE) detracted from relative performance to the Index as investors grew concerned over additional life science supply hitting the market.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $24,125	Russell 1000 Index $33,560	Russell 1000 Value Index $22,580
12/14	10,000	10,000	10,000
1/15	9,717	9,725	9,600
2/15	10,174	10,287	10,065
3/15	10,057	10,159	9,928
4/15	10,135	10,231	10,021
5/15	10,213	10,365	10,141
6/15	9,961	10,171	9,939
7/15	10,078	10,367	9,982
8/15	9,411	9,743	9,388
9/15	9,157	9,476	9,104
10/15	9,825	10,243	9,791
11/15	9,879	10,277	9,829
12/15	9,585	10,092	9,617
1/16	9,237	9,549	9,120
2/16	9,273	9,545	9,118
3/16	9,839	10,210	9,775
4/16	9,994	10,266	9,980
5/16	10,190	10,446	10,135
6/16	10,302	10,469	10,223
7/16	10,520	10,868	10,520
8/16	10,607	10,882	10,601
9/16	10,531	10,891	10,579
10/16	10,391	10,679	10,415
11/16	10,780	11,100	11,010
12/16	11,064	11,308	11,285
1/17	11,256	11,536	11,365
2/17	11,635	11,982	11,774
3/17	11,611	11,990	11,654
4/17	11,659	12,116	11,632
5/17	11,904	12,271	11,621
6/17	11,933	12,357	11,810
7/17	12,178	12,601	11,968
8/17	12,137	12,641	11,828
9/17	12,473	12,910	12,178
10/17	12,742	13,206	12,267
11/17	13,217	13,609	12,642
12/17	13,361	13,761	12,827
1/18	13,914	14,516	13,323
2/18	13,201	13,983	12,687
3/18	13,062	13,666	12,464
4/18	13,113	13,712	12,505
5/18	13,305	14,062	12,579
6/18	13,315	14,153	12,610
7/18	13,997	14,642	13,109
8/18	14,167	15,146	13,303
9/18	14,193	15,204	13,329
10/18	13,371	14,128	12,639
11/18	13,829	14,415	13,016
12/18	12,662	13,102	11,767
1/19	13,544	14,200	12,682
2/19	13,885	14,681	13,088
3/19	14,042	14,937	13,171
4/19	14,640	15,540	13,638
5/19	13,813	14,550	12,761
6/19	14,802	15,571	13,677
7/19	15,126	15,813	13,791
8/19	14,835	15,523	13,385
9/19	15,348	15,792	13,863
10/19	15,430	16,127	14,056
11/19	15,879	16,736	14,491
12/19	16,306	17,220	14,890
1/20	15,944	17,238	14,569
2/20	14,315	15,830	13,158
3/20	12,137	13,738	10,910
4/20	13,352	15,553	12,136
5/20	13,859	16,374	12,552
6/20	13,894	16,736	12,469
7/20	14,683	17,716	12,962
8/20	15,301	19,016	13,498
9/20	14,975	18,321	13,166
10/20	14,895	17,879	12,993
11/20	16,628	19,985	14,741
12/20	17,308	20,830	15,306
1/21	17,063	20,658	15,166
2/21	17,822	21,257	16,082
3/21	18,594	22,061	17,028
4/21	19,360	23,249	17,709
5/21	19,733	23,359	18,123
6/21	19,654	23,944	17,915
7/21	19,929	24,442	18,059
8/21	20,309	25,149	18,417
9/21	19,225	23,994	17,776
10/21	20,517	25,659	18,678
11/21	20,049	25,315	18,020
12/21	21,141	26,340	19,157
1/22	20,598	24,855	18,711
2/22	19,849	24,173	18,493
3/22	20,323	24,989	19,016
4/22	19,156	22,761	17,943
5/22	19,674	22,727	18,292
6/22	18,026	20,823	16,694
7/22	19,225	22,763	17,801
8/22	18,626	21,889	17,270
9/22	16,879	19,863	15,756
10/22	18,364	21,456	17,371
11/22	19,711	22,617	18,457
12/22	18,875	21,302	17,713
1/23	20,057	22,730	18,631
2/23	19,171	22,189	17,974
3/23	18,883	22,891	17,891
4/23	19,315	23,175	18,161
5/23	18,328	23,283	17,460
6/23	19,625	24,855	18,620
7/23	20,382	25,710	19,275
8/23	19,611	25,260	18,754
9/23	18,914	24,073	18,031
10/23	18,242	23,491	17,395
11/23	19,725	25,685	18,707
12/23	20,938	26,953	19,743
1/24	21,007	27,329	19,764
2/24	21,594	28,805	20,493
3/24	22,598	29,729	21,517
4/24	21,687	28,463	20,598
5/24	22,413	29,804	21,251
6/24	22,397	30,790	21,051
7/24	23,440	31,238	22,127
8/24	24,220	31,979	22,721
9/24	24,547	32,663	23,036
10/24	24,308	32,434	22,783
11/24	25,818	34,522	24,238
12/24	24,125	33,560	22,580

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	15.23%	8.15%	9.21%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 691,072,000
Holdings Count | Holding		62
Advisory Fees Paid, Amount		$ 3,290,000
InvestmentCompanyPortfolioTurnover		20.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$691,072 Total Number of Portfolio Holdings62 Portfolio Turnover Rate 20.3% Total Advisory Fees Paid (amount in thousands)$3,290
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	1.65%
Other Assets and Liabilities	0.13%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000223413
Shareholder Report [Line Items]
Fund Name		Equity Income Account
Class Name		Class 3
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Equity Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$95	0.88%

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. KKR & Co (KKR) contributed to results because its growth in profits and alternative assets fundraising surpassed investor expectations. Taiwan Semiconductor Manufacturing (TSM) contributed to relative results to the Russell 1000 Value Index ("Index") as the company’s revenues and margins topped expectations fueled by demand for their AI chips. Not owning Intel (INTC) contributed to performance as CEO, Pat Gelsinger retired after failing to turn around the company and posting a $16 billion net loss in October. Magna (MGA) detracted from result as the company lowered sales guidance primarily due to a large customer, Fisker Ocean, ceasing production. Not owning Walmart (WMT) detracted from performance. Alexandria Real Estate Equities, Inc. (ARE) detracted from relative performance to the Index as investors grew concerned over additional life science supply hitting the market.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 3 Shares at net asset value $23,843	Russell 1000 Index $33,560	Russell 1000 Value Index $22,580
12/14	10,000	10,000	10,000
1/15	9,711	9,725	9,600
2/15	10,171	10,287	10,065
3/15	10,051	10,159	9,928
4/15	10,130	10,231	10,021
5/15	10,208	10,365	10,141
6/15	9,950	10,171	9,939
7/15	10,068	10,367	9,982
8/15	9,401	9,743	9,388
9/15	9,146	9,476	9,104
10/15	9,815	10,243	9,791
11/15	9,865	10,277	9,829
12/15	9,570	10,092	9,617
1/16	9,223	9,549	9,120
2/16	9,260	9,545	9,118
3/16	9,822	10,210	9,775
4/16	9,973	10,266	9,980
5/16	10,173	10,446	10,135
6/16	10,280	10,469	10,223
7/16	10,497	10,868	10,520
8/16	10,585	10,882	10,601
9/16	10,506	10,891	10,579
10/16	10,365	10,679	10,415
11/16	10,752	11,100	11,010
12/16	11,034	11,308	11,285
1/17	11,225	11,536	11,365
2/17	11,602	11,982	11,774
3/17	11,580	11,990	11,654
4/17	11,624	12,116	11,632
5/17	11,862	12,271	11,621
6/17	11,897	12,357	11,810
7/17	12,140	12,601	11,968
8/17	12,095	12,641	11,828
9/17	12,429	12,910	12,178
10/17	12,695	13,206	12,267
11/17	13,166	13,609	12,642
12/17	13,310	13,761	12,827
1/18	13,857	14,516	13,323
2/18	13,149	13,983	12,687
3/18	13,002	13,666	12,464
4/18	13,060	13,712	12,505
5/18	13,249	14,062	12,579
6/18	13,255	14,153	12,610
7/18	13,933	14,642	13,109
8/18	14,102	15,146	13,303
9/18	14,125	15,204	13,329
10/18	13,304	14,128	12,639
11/18	13,763	14,415	13,016
12/18	12,596	13,102	11,767
1/19	13,479	14,200	12,682
2/19	13,810	14,681	13,088
3/19	13,966	14,937	13,171
4/19	14,556	15,540	13,638
5/19	13,736	14,550	12,761
6/19	14,716	15,571	13,677
7/19	15,036	15,813	13,791
8/19	14,745	15,523	13,385
9/19	15,252	15,792	13,863
10/19	15,333	16,127	14,056
11/19	15,777	16,736	14,491
12/19	16,197	17,220	14,890
1/20	15,835	17,238	14,569
2/20	14,216	15,830	13,158
3/20	12,053	13,738	10,910
4/20	13,260	15,553	12,136
5/20	13,760	16,374	12,552
6/20	13,790	16,736	12,469
7/20	14,577	17,716	12,962
8/20	15,191	19,016	13,498
9/20	14,857	18,321	13,166
10/20	14,779	17,879	12,993
11/20	16,502	19,985	14,741
12/20	17,168	20,830	15,306
1/21	16,921	20,658	15,166
2/21	17,674	21,257	16,082
3/21	18,438	22,061	17,028
4/21	19,196	23,249	17,709
5/21	19,563	23,359	18,123
6/21	19,479	23,944	17,915
7/21	19,756	24,442	18,059
8/21	20,129	25,149	18,417
9/21	19,049	23,994	17,776
10/21	20,326	25,659	18,678
11/21	19,866	25,315	18,020
12/21	20,940	26,340	19,157
1/22	20,400	24,855	18,711
2/22	19,657	24,173	18,493
3/22	20,124	24,989	19,016
4/22	18,963	22,761	17,943
5/22	19,473	22,727	18,292
6/22	17,839	20,823	16,694
7/22	19,031	22,763	17,801
8/22	18,429	21,889	17,270
9/22	16,701	19,863	15,756
10/22	18,163	21,456	17,371
11/22	19,498	22,617	18,457
12/22	18,667	21,302	17,713
1/23	19,831	22,730	18,631
2/23	18,951	22,189	17,974
3/23	18,667	22,891	17,891
4/23	19,093	23,175	18,161
5/23	18,114	23,283	17,460
6/23	19,391	24,855	18,620
7/23	20,136	25,710	19,275
8/23	19,384	25,260	18,754
9/23	18,720	24,073	18,031
10/23	18,059	23,491	17,395
11/23	19,519	25,685	18,707
12/23	20,721	26,953	19,743
1/24	20,789	27,329	19,764
2/24	21,368	28,805	20,493
3/24	22,356	29,729	21,517
4/24	21,451	28,463	20,598
5/24	22,159	29,804	21,251
6/24	22,151	30,790	21,051
7/24	23,178	31,238	22,127
8/24	23,946	31,979	22,721
9/24	24,266	32,663	23,036
10/24	24,024	32,434	22,783
11/24	25,520	34,522	24,238
12/24	23,843	33,560	22,580

Average Annual Return [Table Text Block]
Name	1-Year	5-YearFootnote Reference*	10-YearFootnote Reference*
Class 3 Shares	15.07%	8.04%	9.08%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Performance Inception Date		Apr. 28, 1998
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Value Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 691,072,000
Holdings Count | Holding		62
Advisory Fees Paid, Amount		$ 3,290,000
InvestmentCompanyPortfolioTurnover		20.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$691,072 Total Number of Portfolio Holdings62 Portfolio Turnover Rate 20.3% Total Advisory Fees Paid (amount in thousands)$3,290
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.22%
Investment Companies	1.65%
Other Assets and Liabilities	0.13%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.91%. Following the close of business on May 1, 2025, the Fund’s Class 3 shares will convert into Class 2 shares of the Fund.

Material Fund Change Expenses [Text Block]		Effective May 1, 2024, the Manager contractually agreed to limit the Fund's Class 3 expenses so that the total level of operating expenses do not exceed 0.91%.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000020904
Shareholder Report [Line Items]
Fund Name		Global Emerging Markets Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Global Emerging Markets Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$118	1.14%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.14%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The Fund considers a security to be tied economically to an emerging market if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets. During the year the Fund's investments performed in-line with the MSCI Emerging Markets Index ("Index"). The Asia ex-China region was the top relative performer to the Index, led by Taiwan and South Korea. Outperformance in Taiwan came from positive stock selection in the information technology sector, led by our semiconductor related holdings. Gains in South Korea came from the industrials sector where the Fund’s investment in a defense company outperformed. Brazil was the other notable contributor, led by gains in the financials and materials sectors. The Fund benefitted from an underweight position to financials and no exposure to Vale in the materials sector. EMEA was the worst performing region. The Fund was hurt by underweight positions to United Arab Emirates and Turkey, up 19.6% and 17.8%, respectively. The Fund also had negative performance in Saudi Arabia, led by negative stock selection in the energy and financials sectors. Latin America was another source of weakness during the last year entirely driven by Mexico. The Fund was hurt by the overweight position to the market and negative stock selection in the materials sector.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $13,711	MSCI Emerging Markets Index NTR $14,293
12/14	10,000	10,000
1/15	10,145	10,060
2/15	10,401	10,372
3/15	10,329	10,224
4/15	10,986	11,010
5/15	10,625	10,569
6/15	10,362	10,295
7/15	9,737	9,581
8/15	8,900	8,715
9/15	8,720	8,453
10/15	9,175	9,056
11/15	8,900	8,702
12/15	8,619	8,508
1/16	8,157	7,956
2/16	7,950	7,943
3/16	8,927	8,994
4/16	8,934	9,043
5/16	8,673	8,706
6/16	9,054	9,054
7/16	9,516	9,510
8/16	9,733	9,746
9/16	9,923	9,871
10/16	9,896	9,895
11/16	9,463	9,439
12/16	9,429	9,460
1/17	10,105	9,978
2/17	10,335	10,283
3/17	10,620	10,543
4/17	10,802	10,774
5/17	11,052	11,092
6/17	11,303	11,204
7/17	12,209	11,872
8/17	12,527	12,136
9/17	12,547	12,088
10/17	12,814	12,512
11/17	12,848	12,537
12/17	13,279	12,987
1/18	14,532	14,070
2/18	13,786	13,421
3/18	13,642	13,171
4/18	13,307	13,113
5/18	12,965	12,648
6/18	12,314	12,123
7/18	12,438	12,389
8/18	11,876	12,054
9/18	11,806	11,990
10/18	10,654	10,946
11/18	10,911	11,397
12/18	10,488	11,095
1/19	11,320	12,066
2/19	11,251	12,094
3/19	11,438	12,195
4/19	11,722	12,452
5/19	10,842	11,548
6/19	11,556	12,269
7/19	11,237	12,119
8/19	10,939	11,528
9/19	11,103	11,748
10/19	11,506	12,244
11/19	11,492	12,227
12/19	12,334	13,139
1/20	11,744	12,526
2/20	11,261	11,866
3/20	9,317	10,038
4/20	10,188	10,958
5/20	10,448	11,042
6/20	11,146	11,853
7/20	12,204	12,913
8/20	12,564	13,198
9/20	12,405	12,986
10/20	12,700	13,254
11/20	13,666	14,480
12/20	14,706	15,544
1/21	15,348	16,021
2/21	15,532	16,143
3/21	15,407	15,899
4/21	15,724	16,295
5/21	16,049	16,673
6/21	16,248	16,702
7/21	15,296	15,578
8/21	15,540	15,986
9/21	14,844	15,350
10/21	15,047	15,502
11/21	14,371	14,870
12/21	14,792	15,149
1/22	14,559	14,862
2/22	13,573	14,418
3/22	13,077	14,092
4/22	12,423	13,309
5/22	12,528	13,367
6/22	11,784	12,479
7/22	11,693	12,448
8/22	11,611	12,500
9/22	10,466	11,035
10/22	10,176	10,692
11/22	11,756	12,278
12/22	11,440	12,105
1/23	12,440	13,061
2/23	11,637	12,214
3/23	12,030	12,584
4/23	11,902	12,442
5/23	11,765	12,233
6/23	12,363	12,697
7/23	12,970	13,488
8/23	12,337	12,657
9/23	11,979	12,326
10/23	11,646	11,847
11/23	12,461	12,795
12/23	12,873	13,295
1/24	12,470	12,678
2/24	13,040	13,281
3/24	13,425	13,610
4/24	13,346	13,671
5/24	13,417	13,748
6/24	13,951	14,290
7/24	13,864	14,333
8/24	13,890	14,564
9/24	14,713	15,537
10/24	14,140	14,846
11/24	13,801	14,312
12/24	13,711	14,293

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	6.51%	2.14%	3.21%
MSCI Emerging Markets Index NTR	7.50%	1.70%	3.64%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 65,475,000
Holdings Count | Holding		132
Advisory Fees Paid, Amount		$ 689,000
InvestmentCompanyPortfolioTurnover		59.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$65,475 Total Number of Portfolio Holdings132 Portfolio Turnover Rate 59.3% Total Advisory Fees Paid (amount in thousands)$689
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.61%
Investment Companies	1.79%
Preferred Stocks	1.24%
Other Assets and Liabilities	(0.64)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038539
Shareholder Report [Line Items]
Fund Name		Government & High Quality Bond Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Government & High Quality Bond Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$52	0.52%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.52%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of current income consistent with safety and liquidity. The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global Ratings or Aaa by Moody's. It maintains an average portfolio duration that is within 50% of the duration of the Bloomberg U.S. Agency Fixed-Rate MBS Index ("Index"). Fundamentals remained favorable for the mortgage-backed securities (MBS) market for the majority of 2024. The technical environment improved in 2024. Money managers maintained a strong bid for MBS and generally held overweight MBS allocations throughout the year. Year over year the Index spreads moved from 47 basis points ("bps") to 43bps. Current coupon spreads to UST 5/10 year performed similarly moving from 139bps to 135bps year over year. Coupon allocation contributed to performance for the year as the Fund maintained an overweight position to the higher coupons in the Index (i.e. Conventional/Ginnie Mae 5%-6%). The Fund's curve position also contributed to performance as the yield curve steepened over the course of year. The Fund’s relative duration versus the Index detracted from performance for the year as the Fund was generally positioned longer than the Index. The Fund's underweight position to the 15-year portion of the Index also detracted from performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $10,585	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Agency Fixed Rate MBS Index $10,947
12/14	10,000	10,000	10,000
1/15	10,115	10,210	10,085
2/15	10,077	10,114	10,069
3/15	10,125	10,161	10,106
4/15	10,125	10,124	10,110
5/15	10,125	10,100	10,108
6/15	10,048	9,990	10,030
7/15	10,086	10,059	10,094
8/15	10,079	10,045	10,102
9/15	10,119	10,113	10,161
10/15	10,109	10,114	10,168
11/15	10,079	10,088	10,155
12/15	10,079	10,055	10,151
1/16	10,248	10,193	10,283
2/16	10,288	10,266	10,322
3/16	10,308	10,360	10,352
4/16	10,337	10,400	10,369
5/16	10,317	10,402	10,383
6/16	10,427	10,589	10,467
7/16	10,437	10,656	10,489
8/16	10,425	10,644	10,501
9/16	10,467	10,638	10,530
10/16	10,456	10,556	10,502
11/16	10,271	10,307	10,322
12/16	10,261	10,321	10,321
1/17	10,281	10,341	10,318
2/17	10,312	10,411	10,367
3/17	10,302	10,405	10,370
4/17	10,364	10,486	10,438
5/17	10,425	10,566	10,503
6/17	10,384	10,556	10,461
7/17	10,425	10,601	10,508
8/17	10,496	10,696	10,585
9/17	10,464	10,645	10,561
10/17	10,454	10,652	10,558
11/17	10,432	10,638	10,542
12/17	10,454	10,687	10,577
1/18	10,346	10,564	10,453
2/18	10,293	10,464	10,384
3/18	10,336	10,531	10,451
4/18	10,304	10,452	10,398
5/18	10,368	10,527	10,471
6/18	10,357	10,514	10,476
7/18	10,346	10,516	10,465
8/18	10,411	10,584	10,528
9/18	10,337	10,516	10,464
10/18	10,282	10,433	10,398
11/18	10,371	10,495	10,491
12/18	10,549	10,688	10,682
1/19	10,627	10,801	10,766
2/19	10,616	10,795	10,757
3/19	10,772	11,002	10,913
4/19	10,772	11,005	10,907
5/19	10,917	11,201	11,048
6/19	11,017	11,341	11,127
7/19	11,050	11,366	11,172
8/19	11,173	11,661	11,272
9/19	11,161	11,599	11,280
10/19	11,207	11,634	11,320
11/19	11,218	11,628	11,329
12/19	11,230	11,620	11,360
1/20	11,321	11,843	11,440
2/20	11,436	12,056	11,558
3/20	11,321	11,985	11,680
4/20	11,459	12,198	11,755
5/20	11,505	12,255	11,769
6/20	11,505	12,332	11,758
7/20	11,527	12,517	11,779
8/20	11,527	12,416	11,784
9/20	11,540	12,409	11,771
10/20	11,552	12,353	11,766
11/20	11,516	12,475	11,775
12/20	11,552	12,492	11,800
1/21	11,563	12,402	11,809
2/21	11,528	12,223	11,730
3/21	11,481	12,071	11,670
4/21	11,528	12,166	11,735
5/21	11,493	12,206	11,714
6/21	11,493	12,291	11,709
7/21	11,552	12,429	11,782
8/21	11,528	12,405	11,763
9/21	11,495	12,298	11,721
10/21	11,447	12,294	11,698
11/21	11,423	12,331	11,687
12/21	11,399	12,299	11,677
1/22	11,231	12,034	11,504
2/22	11,158	11,900	11,392
3/22	10,846	11,569	11,096
4/22	10,497	11,130	10,707
5/22	10,605	11,202	10,825
6/22	10,425	11,026	10,652
7/22	10,750	11,296	10,994
8/22	10,389	10,977	10,618
9/22	9,870	10,502	10,082
10/22	9,712	10,366	9,938
11/22	10,126	10,748	10,343
12/22	10,053	10,699	10,298
1/23	10,395	11,028	10,637
2/23	10,114	10,743	10,356
3/23	10,334	11,016	10,558
4/23	10,383	11,083	10,613
5/23	10,297	10,962	10,535
6/23	10,236	10,923	10,490
7/23	10,224	10,915	10,482
8/23	10,114	10,846	10,396
9/23	9,807	10,570	10,065
10/23	9,620	10,403	9,857
11/23	10,107	10,874	10,370
12/23	10,520	11,291	10,817
1/24	10,470	11,260	10,767
2/24	10,295	11,100	10,592
3/24	10,395	11,203	10,704
4/24	10,082	10,920	10,381
5/24	10,282	11,105	10,588
6/24	10,407	11,210	10,712
7/24	10,682	11,472	10,994
8/24	10,857	11,637	11,172
9/24	10,984	11,793	11,304
10/24	10,636	11,500	10,984
11/24	10,778	11,622	11,131
12/24	10,585	11,432	10,947

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	0.62%	-1.18%	0.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Agency Fixed Rate MBS Index	1.20%	-0.74%	0.91%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg U.S. Agency Fixed Rate MBS Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 111,374,000
Holdings Count | Holding		300
Advisory Fees Paid, Amount		$ 583,000
InvestmentCompanyPortfolioTurnover		249.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$111,374 Total Number of Portfolio Holdings300 Portfolio Turnover Rate 249.9% Total Advisory Fees Paid (amount in thousands)$583
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	90.76%
Bonds	28.63%
Investment Companies	2.48%
Other Assets and LiabilitiesFootnote Reference*	(21.87)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020930
Shareholder Report [Line Items]
Fund Name		LargeCap Growth Account I
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap Growth Account I (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$75	0.67%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Growth Index ("Index"). The Fund is non-diversified. For the year, T. Rowe Price Associates, Inc. (T. Rowe) and Brown Advisory, LLC’s (Brown) underperformed the Index. T. Rowe’s performance benefited from strong stock selection in the health care sector and an underweight to the consumer staples and industrials sectors. Brown’s performance benefited from strong stock selection within the consumer staples and industrials sectors, as well as an underweight to the materials sector. Brown underperformed the Index due to poor stock selection within the information technology sector, as well as an overweight to the industrials and health care sectors. T. Rowe underperformed the Index due to poor stock selection in the information technology and consumer staples sectors, as well as an overweight to the health care sector.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $39,156	Russell 1000 Index $33,560	Russell 1000 Growth Index $47,152
12/14	10,000	10,000	10,000
1/15	9,833	9,725	9,847
2/15	10,512	10,287	10,503
3/15	10,449	10,159	10,384
4/15	10,449	10,231	10,436
5/15	10,648	10,365	10,583
6/15	10,516	10,171	10,396
7/15	10,948	10,367	10,749
8/15	10,303	9,743	10,096
9/15	9,975	9,476	9,846
10/15	10,814	10,243	10,694
11/15	10,908	10,277	10,724
12/15	10,777	10,092	10,567
1/16	9,922	9,549	9,977
2/16	9,836	9,545	9,973
3/16	10,446	10,210	10,645
4/16	10,462	10,266	10,548
5/16	10,679	10,446	10,753
6/16	10,442	10,469	10,711
7/16	11,002	10,868	11,216
8/16	10,936	10,882	11,160
9/16	11,025	10,891	11,201
10/16	10,869	10,679	10,938
11/16	10,905	11,100	11,176
12/16	10,913	11,308	11,314
1/17	11,425	11,536	11,696
2/17	11,856	11,982	12,182
3/17	11,994	11,990	12,322
4/17	12,412	12,116	12,604
5/17	12,807	12,271	12,932
6/17	12,772	12,357	12,898
7/17	13,163	12,601	13,241
8/17	13,446	12,641	13,483
9/17	13,549	12,910	13,659
10/17	14,176	13,206	14,188
11/17	14,644	13,609	14,619
12/17	14,593	13,761	14,733
1/18	15,978	14,516	15,776
2/18	15,678	13,983	15,363
3/18	15,355	13,666	14,941
4/18	15,529	13,712	14,994
5/18	16,128	14,062	15,651
6/18	16,343	14,153	15,801
7/18	16,727	14,642	16,265
8/18	17,475	15,146	17,155
9/18	17,574	15,204	17,251
10/18	16,097	14,128	15,708
11/18	16,479	14,415	15,875
12/18	15,118	13,102	14,510
1/19	16,604	14,200	15,814
2/19	17,313	14,681	16,380
3/19	17,714	14,937	16,846
4/19	18,327	15,540	17,607
5/19	17,283	14,550	16,495
6/19	18,488	15,571	17,628
7/19	18,809	15,813	18,026
8/19	18,744	15,523	17,888
9/19	18,619	15,792	17,890
10/19	18,998	16,127	18,394
11/19	19,909	16,736	19,210
12/19	20,396	17,220	19,790
1/20	20,819	17,238	20,232
2/20	19,616	15,830	18,854
3/20	17,627	13,738	17,000
4/20	20,277	15,553	19,515
5/20	21,773	16,374	20,825
6/20	22,548	16,736	21,732
7/20	24,238	17,716	23,404
8/20	26,211	19,016	25,819
9/20	25,154	18,321	24,604
10/20	24,409	17,879	23,769
11/20	26,765	19,985	26,203
12/20	27,779	20,830	27,408
1/21	27,367	20,658	27,205
2/21	27,923	21,257	27,199
3/21	28,066	22,061	27,666
4/21	30,147	23,249	29,548
5/21	29,855	23,359	29,140
6/21	31,798	23,944	30,968
7/21	32,887	24,442	31,988
8/21	33,695	25,149	33,184
9/21	31,803	23,994	31,326
10/21	33,978	25,659	34,039
11/21	33,378	25,315	34,247
12/21	33,861	26,340	34,971
1/22	30,093	24,855	31,970
2/22	28,713	24,173	30,612
3/22	29,184	24,989	31,809
4/22	25,403	22,761	27,968
5/22	24,622	22,727	27,318
6/22	22,867	20,823	25,154
7/22	25,512	22,763	28,173
8/22	23,957	21,889	26,861
9/22	21,602	19,863	24,249
10/22	22,938	21,456	25,667
11/22	23,993	22,617	26,836
12/22	22,296	21,302	24,782
1/23	24,222	22,730	26,847
2/23	23,550	22,189	26,528
3/23	25,159	22,891	28,342
4/23	25,513	23,175	28,621
5/23	26,435	23,283	29,926
6/23	28,368	24,855	31,972
7/23	29,187	25,710	33,050
8/23	28,988	25,260	32,753
9/23	27,366	24,073	30,972
10/23	26,832	23,491	30,531
11/23	29,634	25,685	33,859
12/23	31,291	26,953	35,358
1/24	32,220	27,329	36,240
2/24	34,054	28,805	38,712
3/24	34,712	29,729	39,394
4/24	33,025	28,463	37,723
5/24	34,302	29,804	39,981
6/24	36,384	30,790	42,677
7/24	36,005	31,238	41,951
8/24	37,066	31,979	42,825
9/24	37,628	32,663	44,038
10/24	37,408	32,434	43,893
11/24	39,856	34,522	46,740
12/24	39,156	33,560	47,152

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	25.14%	13.93%	14.63%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 1000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 645,210,000
Holdings Count | Holding		421
Advisory Fees Paid, Amount		$ 4,183,000
InvestmentCompanyPortfolioTurnover		40.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$645,210 Total Number of Portfolio Holdings421 Portfolio Turnover Rate 40.9% Total Advisory Fees Paid (amount in thousands)$4,183
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.95%
Investment Companies	2.22%
Convertible Preferred Stocks	0.08%
Other Assets and LiabilitiesFootnote Reference*	0.75%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020908
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.21%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in December 2024, the Fund's investments were in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best return. The materials and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to Fund performance. Super Micro Computer, Intel, and CVS Health detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $33,357	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,699	9,700
2/15	10,253	10,257
3/15	10,089	10,095
4/15	10,185	10,192
5/15	10,314	10,323
6/15	10,109	10,123
7/15	10,321	10,335
8/15	9,700	9,712
9/15	9,454	9,471
10/15	10,247	10,270
11/15	10,275	10,301
12/15	10,114	10,138
1/16	9,609	9,635
2/16	9,595	9,622
3/16	10,240	10,275
4/16	10,282	10,315
5/16	10,465	10,500
6/16	10,486	10,527
7/16	10,872	10,915
8/16	10,884	10,931
9/16	10,884	10,933
10/16	10,679	10,733
11/16	11,074	11,131
12/16	11,286	11,351
1/17	11,498	11,566
2/17	11,951	12,025
3/17	11,966	12,039
4/17	12,083	12,163
5/17	12,251	12,334
6/17	12,324	12,411
7/17	12,573	12,666
8/17	12,610	12,705
9/17	12,869	12,967
10/17	13,165	13,270
11/17	13,567	13,677
12/17	13,711	13,829
1/18	14,501	14,621
2/18	13,962	14,082
3/18	13,605	13,724
4/18	13,651	13,777
5/18	13,977	14,108
6/18	14,061	14,195
7/18	14,577	14,724
8/18	15,055	15,203
9/18	15,135	15,290
10/18	14,097	14,245
11/18	14,385	14,535
12/18	13,084	13,223
1/19	14,121	14,282
2/19	14,576	14,741
3/19	14,856	15,027
4/19	15,455	15,636
5/19	14,465	14,642
6/19	15,486	15,674
7/19	15,702	15,899
8/19	15,447	15,648
9/19	15,734	15,940
10/19	16,074	16,286
11/19	16,652	16,877
12/19	17,153	17,386
1/20	17,136	17,379
2/20	15,726	15,949
3/20	13,780	13,979
4/20	15,539	15,771
5/20	16,278	16,522
6/20	16,601	16,850
7/20	17,527	17,801
8/20	18,784	19,080
9/20	18,066	18,355
10/20	17,586	17,867
11/20	19,506	19,823
12/20	20,254	20,585
1/21	20,042	20,377
2/21	20,596	20,939
3/21	21,491	21,856
4/21	22,627	23,022
5/21	22,784	23,183
6/21	23,310	23,724
7/21	23,854	24,288
8/21	24,574	25,026
9/21	23,427	23,863
10/21	25,066	25,534
11/21	24,883	25,357
12/21	25,993	26,494
1/22	24,638	25,123
2/22	23,895	24,371
3/22	24,781	25,276
4/22	22,623	23,071
5/22	22,653	23,114
6/22	20,780	21,206
7/22	22,684	23,161
8/22	21,757	22,217
9/22	19,750	20,170
10/22	21,344	21,804
11/22	22,531	23,022
12/22	21,228	21,696
1/23	22,555	23,059
2/23	22,008	22,496
3/23	22,811	23,322
4/23	23,160	23,686
5/23	23,253	23,789
6/23	24,789	25,361
7/23	25,581	26,176
8/23	25,162	25,759
9/23	23,960	24,531
10/23	23,456	24,015
11/23	25,585	26,208
12/23	26,742	27,399
1/24	27,185	27,859
2/24	28,637	29,347
3/24	29,547	30,291
4/24	28,329	29,054
5/24	29,732	30,494
6/24	30,790	31,589
7/24	31,160	31,973
8/24	31,910	32,749
9/24	32,586	33,448
10/24	32,280	33,145
11/24	34,168	35,090
12/24	33,357	34,254

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	24.74%	14.23%	12.80%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,633,906,000
Holdings Count | Holding		506
Advisory Fees Paid, Amount		$ 5,589,000
InvestmentCompanyPortfolioTurnover		2.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,633,906 Total Number of Portfolio Holdings506 Portfolio Turnover Rate 2.4% Total Advisory Fees Paid (amount in thousands)$5,589
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.77%
Investment Companies	3.59%
Other Assets and LiabilitiesFootnote Reference*	(0.36)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000155998
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Index Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap S&P 500 Index Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.46%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe. During the 12 months ending in December 2024, the Fund's investments were in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best return. The materials and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to Fund performance. Super Micro Computer, Intel, and CVS Health detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $32,527	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,697	9,700
2/15	10,249	10,257
3/15	10,083	10,095
4/15	10,176	10,192
5/15	10,306	10,323
6/15	10,101	10,123
7/15	10,306	10,335
8/15	9,678	9,712
9/15	9,439	9,471
10/15	10,232	10,270
11/15	10,253	10,301
12/15	10,092	10,138
1/16	9,587	9,635
2/16	9,566	9,622
3/16	10,211	10,275
4/16	10,246	10,315
5/16	10,421	10,500
6/16	10,449	10,527
7/16	10,828	10,915
8/16	10,838	10,931
9/16	10,831	10,933
10/16	10,633	10,733
11/16	11,020	11,131
12/16	11,232	11,351
1/17	11,437	11,566
2/17	11,890	12,025
3/17	11,897	12,039
4/17	12,014	12,163
5/17	12,174	12,334
6/17	12,247	12,411
7/17	12,496	12,666
8/17	12,529	12,705
9/17	12,779	12,967
10/17	13,075	13,270
11/17	13,469	13,677
12/17	13,613	13,829
1/18	14,387	14,621
2/18	13,848	14,082
3/18	13,492	13,724
4/18	13,537	13,777
5/18	13,856	14,108
6/18	13,939	14,195
7/18	14,447	14,724
8/18	14,910	15,203
9/18	14,987	15,290
10/18	13,958	14,245
11/18	14,237	14,535
12/18	12,946	13,223
1/19	13,974	14,282
2/19	14,421	14,741
3/19	14,700	15,027
4/19	15,282	15,636
5/19	14,309	14,642
6/19	15,306	15,674
7/19	15,521	15,899
8/19	15,266	15,648
9/19	15,545	15,940
10/19	15,876	16,286
11/19	16,444	16,877
12/19	16,936	17,386
1/20	16,919	17,379
2/20	15,519	15,949
3/20	13,594	13,979
4/20	15,333	15,771
5/20	16,062	16,522
6/20	16,367	16,850
7/20	17,283	17,801
8/20	18,521	19,080
9/20	17,808	18,355
10/20	17,329	17,867
11/20	19,217	19,823
12/20	19,945	20,585
1/21	19,733	20,377
2/21	20,277	20,939
3/21	21,152	21,856
4/21	22,267	23,022
5/21	22,414	23,183
6/21	22,930	23,724
7/21	23,464	24,288
8/21	24,164	25,026
9/21	23,028	23,863
10/21	24,634	25,534
11/21	24,451	25,357
12/21	25,539	26,494
1/22	24,207	25,123
2/22	23,476	24,371
3/22	24,329	25,276
4/22	22,205	23,071
5/22	22,226	23,114
6/22	20,386	21,206
7/22	22,256	23,161
8/22	21,341	22,217
9/22	19,367	20,170
10/22	20,924	21,804
11/22	22,085	23,022
12/22	20,807	21,696
1/23	22,097	23,059
2/23	21,551	22,496
3/23	22,341	23,322
4/23	22,678	23,686
5/23	22,771	23,789
6/23	24,258	25,361
7/23	25,025	26,176
8/23	24,618	25,759
9/23	23,438	24,531
10/23	22,935	24,015
11/23	25,021	26,208
12/23	26,150	27,399
1/24	26,567	27,859
2/24	27,979	29,347
3/24	28,862	30,291
4/24	27,672	29,054
5/24	29,034	30,494
6/24	30,065	31,589
7/24	30,421	31,973
8/24	31,145	32,749
9/24	31,798	33,448
10/24	31,493	33,145
11/24	33,335	35,090
12/24	32,527	34,254

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class 2 Shares	24.39%	13.94%	12.52%
S&P 500 Index	25.02%	14.53%	13.10%

Performance Inception Date		May 03, 1999
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 2,633,906,000
Holdings Count | Holding		506
Advisory Fees Paid, Amount		$ 5,589,000
InvestmentCompanyPortfolioTurnover		2.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$2,633,906 Total Number of Portfolio Holdings506 Portfolio Turnover Rate 2.4% Total Advisory Fees Paid (amount in thousands)$5,589
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	96.77%
Investment Companies	3.59%
Other Assets and LiabilitiesFootnote Reference*	(0.36)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000132327
Shareholder Report [Line Items]
Fund Name		LargeCap S&P 500 Managed Volatility Index Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about LargeCap S&P 500 Managed Volatility Index Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$40	0.36%

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital, with an emphasis on managing volatility. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index ("Index") at the time of each purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks. During the 12 months ending in December 2024, the Fund's investments were in line with the Index. The Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Ten of the eleven economic sectors in the Index posted positive returns for the year with the communication services and information technology sectors providing the best return. The materials and healthcare sectors recorded the worst returns. NVIDIA, Broadcom, and Meta Platforms contributed to Fund performance. Super Micro Computer, Intel, and CVS Health detracted from Fund performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $30,333	S&P 500 Index $34,254
12/14	10,000	10,000
1/15	9,724	9,700
2/15	10,241	10,257
3/15	10,089	10,095
4/15	10,169	10,192
5/15	10,276	10,323
6/15	10,062	10,123
7/15	10,267	10,335
8/15	9,690	9,712
9/15	9,457	9,471
10/15	10,191	10,270
11/15	10,235	10,301
12/15	10,083	10,138
1/16	9,618	9,635
2/16	9,591	9,622
3/16	10,191	10,275
4/16	10,217	10,315
5/16	10,387	10,500
6/16	10,396	10,527
7/16	10,763	10,915
8/16	10,768	10,931
9/16	10,759	10,933
10/16	10,557	10,733
11/16	10,915	11,131
12/16	11,125	11,351
1/17	11,308	11,566
2/17	11,739	12,025
3/17	11,729	12,039
4/17	11,830	12,163
5/17	11,986	12,334
6/17	12,041	12,411
7/17	12,261	12,666
8/17	12,300	12,705
9/17	12,538	12,967
10/17	12,815	13,270
11/17	13,172	13,677
12/17	13,301	13,829
1/18	14,014	14,621
2/18	13,588	14,082
3/18	13,261	13,724
4/18	13,281	13,777
5/18	13,568	14,108
6/18	13,638	14,195
7/18	14,094	14,724
8/18	14,520	15,203
9/18	14,583	15,290
10/18	13,719	14,245
11/18	13,970	14,535
12/18	12,805	13,223
1/19	13,759	14,282
2/19	14,171	14,741
3/19	14,423	15,027
4/19	14,965	15,636
5/19	14,071	14,642
6/19	14,986	15,674
7/19	15,187	15,899
8/19	14,965	15,648
9/19	15,236	15,940
10/19	15,521	16,286
11/19	16,058	16,877
12/19	16,507	17,386
1/20	16,518	17,379
2/20	15,247	15,949
3/20	13,449	13,979
4/20	15,082	15,771
5/20	15,740	16,522
6/20	16,025	16,850
7/20	16,858	17,801
8/20	17,987	19,080
9/20	17,367	18,355
10/20	16,899	17,867
11/20	18,597	19,823
12/20	19,258	20,585
1/21	19,065	20,377
2/21	19,532	20,939
3/21	20,307	21,856
4/21	21,332	23,022
5/21	21,446	23,183
6/21	21,902	23,724
7/21	22,392	24,288
8/21	22,996	25,026
9/21	21,961	23,863
10/21	23,384	25,534
11/21	23,243	25,357
12/21	24,179	26,494
1/22	23,012	25,123
2/22	22,371	24,371
3/22	23,089	25,276
4/22	21,179	23,071
5/22	21,217	23,114
6/22	19,615	21,206
7/22	21,281	23,161
8/22	20,499	22,217
9/22	18,763	20,170
10/22	20,210	21,804
11/22	21,222	23,022
12/22	20,079	21,696
1/23	21,193	23,059
2/23	20,701	22,496
3/23	21,367	23,322
4/23	21,642	23,686
5/23	21,700	23,789
6/23	22,987	25,361
7/23	23,653	26,176
8/23	23,522	25,759
9/23	22,480	24,531
10/23	21,967	24,015
11/23	23,819	26,208
12/23	24,831	27,399
1/24	25,205	27,859
2/24	26,450	29,347
3/24	27,244	30,291
4/24	26,186	29,054
5/24	27,384	30,494
6/24	28,303	31,589
7/24	28,614	31,973
8/24	29,190	32,749
9/24	29,735	33,448
10/24	29,489	33,145
11/24	31,037	35,090
12/24	30,333	34,254

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	22.16%	12.94%	11.74%
S&P 500 Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 147,935,000
Holdings Count | Holding		508
Advisory Fees Paid, Amount		$ 587,000
InvestmentCompanyPortfolioTurnover		11.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$147,935 Total Number of Portfolio Holdings508 Portfolio Turnover Rate 11.4% Total Advisory Fees Paid (amount in thousands)$587
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	92.19%
Investment Companies	7.84%
Purchased Options	0.22%
Other Assets and LiabilitiesFootnote Reference*	(0.25)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020910
Shareholder Report [Line Items]
Fund Name		MidCap Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$58	0.53%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap Index ("Index"). Over the last 12 months, the Fund benefited most from selection in financials, its heaviest weighted sector. Alternative asset managers KKR & Co, Inc. and Brookfield Corporation were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to performance relative to the Index. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology detracted. Microchip is in the midst of an inventory correction and Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $32,668	Russell 3000 Index $32,604	Russell MidCap Index $25,070
12/14	10,000	10,000	10,000
1/15	9,786	9,722	9,844
2/15	10,651	10,285	10,389
3/15	10,656	10,180	10,395
4/15	10,574	10,226	10,301
5/15	10,678	10,368	10,452
6/15	10,505	10,194	10,235
7/15	10,742	10,365	10,311
8/15	10,185	9,739	9,767
9/15	9,708	9,455	9,416
10/15	10,334	10,202	9,999
11/15	10,417	10,258	10,025
12/15	10,164	10,048	9,756
1/16	9,427	9,481	9,117
2/16	9,515	9,478	9,220
3/16	10,262	10,145	9,975
4/16	10,332	10,208	10,081
5/16	10,606	10,391	10,246
6/16	10,599	10,412	10,293
7/16	11,118	10,825	10,762
8/16	11,082	10,853	10,736
9/16	11,117	10,870	10,757
10/16	10,815	10,635	10,416
11/16	11,146	11,111	10,978
12/16	11,218	11,327	11,102
1/17	11,577	11,541	11,370
2/17	12,064	11,970	11,692
3/17	12,068	11,978	11,674
4/17	12,363	12,105	11,764
5/17	12,691	12,229	11,871
6/17	12,673	12,339	11,989
7/17	13,054	12,572	12,166
8/17	13,159	12,596	12,071
9/17	13,422	12,903	12,406
10/17	13,706	13,185	12,613
11/17	14,050	13,585	13,037
12/17	14,081	13,721	13,158
1/18	14,704	14,444	13,654
2/18	13,908	13,912	13,090
3/18	14,009	13,633	13,098
4/18	13,874	13,684	13,078
5/18	14,187	14,071	13,375
6/18	14,505	14,163	13,467
7/18	14,908	14,633	13,802
8/18	15,220	15,147	14,231
9/18	15,165	15,172	14,140
10/18	13,880	14,055	12,965
11/18	14,401	14,336	13,284
12/18	13,159	13,002	11,966
1/19	14,371	14,118	13,257
2/19	15,198	14,614	13,827
3/19	15,697	14,828	13,945
4/19	16,600	15,420	14,476
5/19	16,090	14,422	13,587
6/19	17,153	15,435	14,521
7/19	17,467	15,664	14,728
8/19	17,587	15,345	14,309
9/19	17,727	15,614	14,590
10/19	18,010	15,950	14,744
11/19	18,575	16,557	15,271
12/19	18,830	17,035	15,621
1/20	19,452	17,016	15,496
2/20	18,098	15,623	14,150
3/20	14,338	13,475	11,392
4/20	16,241	15,259	13,028
5/20	17,702	16,075	13,944
6/20	17,909	16,443	14,195
7/20	19,006	17,376	15,029
8/20	19,829	18,635	15,557
9/20	19,371	17,957	15,255
10/20	18,948	17,569	15,352
11/20	21,372	19,707	17,474
12/20	22,282	20,593	18,292
1/21	21,313	20,501	18,244
2/21	22,565	21,142	19,260
3/21	23,076	21,900	19,781
4/21	24,577	23,029	20,789
5/21	24,668	23,134	20,956
6/21	25,224	23,705	21,265
7/21	26,267	24,105	21,428
8/21	26,372	24,793	21,973
9/21	25,411	23,681	21,068
10/21	27,323	25,282	22,321
11/21	26,481	24,897	21,544
12/21	27,970	25,877	22,424
1/22	25,018	24,355	20,772
2/22	24,075	23,741	20,622
3/22	24,730	24,512	21,150
4/22	22,586	22,312	19,521
5/22	22,451	22,282	19,537
6/22	20,577	20,418	17,587
7/22	22,863	22,333	19,323
8/22	21,973	21,500	18,717
9/22	19,942	19,506	16,982
10/22	21,358	21,106	18,489
11/22	22,960	22,208	19,600
12/22	21,543	20,907	18,541
1/23	23,376	22,347	20,081
2/23	22,674	21,825	19,594
3/23	22,754	22,408	19,293
4/23	23,225	22,647	19,191
5/23	23,052	22,735	18,655
6/23	24,957	24,288	20,211
7/23	25,158	25,158	21,013
8/23	24,927	24,673	20,284
9/23	23,645	23,497	19,265
10/23	22,870	22,875	18,303
11/23	25,740	25,008	20,176
12/23	27,162	26,334	21,735
1/24	27,472	26,626	21,426
2/24	29,041	28,067	22,623
3/24	30,157	28,973	23,604
4/24	28,252	27,698	22,329
5/24	29,230	29,006	22,966
6/24	29,355	29,904	22,814
7/24	31,213	30,460	23,889
8/24	31,799	31,123	24,373
9/24	32,574	31,767	24,915
10/24	32,314	31,534	24,781
11/24	35,221	33,632	26,967
12/24	32,668	32,604	25,070

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	20.27%	11.65%	12.57%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell MidCap Index	15.34%	9.92%	9.63%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 694,392,000
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 3,441,000
InvestmentCompanyPortfolioTurnover		20.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$694,392 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 20.8% Total Advisory Fees Paid (amount in thousands)$3,441
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.98%
Investment Companies	0.20%
Other Assets and Liabilities	(0.18)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000079602
Shareholder Report [Line Items]
Fund Name		MidCap Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about MidCap Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$86	0.78%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.78%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap Index ("Index"). Over the last 12 months, the Fund benefited most from selection in financials, its heaviest weighted sector. Alternative asset managers KKR & Co, Inc. and Brookfield Corporation were two top contributors. Both companies grew assets under management, reported good investment performance and accelerated asset monetization. Aerospace components supplier TransDigm was the next top contributor. TransDigm’s founder attributed its success to having a simple and focused strategy. Selection in materials companies and allocation in health care contributed to performance relative to the Index. Commercial real estate data and analytics business CoStar detracted. CoStar’s two main businesses (CoStar Suite and apartments.com) are doing well. They are investing in a third business, that shows promise but has not yet been monetized. Selection in technology detracted. Microchip is in the midst of an inventory correction and Verisign saw temporary weakness in Internet domain name registrations due to a regulatory change in China.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $31,858	Russell 3000 Index $32,604	Russell MidCap Index $25,070
12/14	10,000	10,000	10,000
1/15	9,782	9,722	9,844
2/15	10,646	10,285	10,389
3/15	10,649	10,180	10,395
4/15	10,563	10,226	10,301
5/15	10,666	10,368	10,452
6/15	10,491	10,194	10,235
7/15	10,725	10,365	10,311
8/15	10,167	9,739	9,767
9/15	9,689	9,455	9,416
10/15	10,312	10,202	9,999
11/15	10,392	10,258	10,025
12/15	10,137	10,048	9,756
1/16	9,401	9,481	9,117
2/16	9,486	9,478	9,220
3/16	10,229	10,145	9,975
4/16	10,296	10,208	10,081
5/16	10,567	10,391	10,246
6/16	10,558	10,412	10,293
7/16	11,072	10,825	10,762
8/16	11,034	10,853	10,736
9/16	11,065	10,870	10,757
10/16	10,764	10,635	10,416
11/16	11,092	11,111	10,978
12/16	11,162	11,327	11,102
1/17	11,517	11,541	11,370
2/17	11,997	11,970	11,692
3/17	11,999	11,978	11,674
4/17	12,290	12,105	11,764
5/17	12,613	12,229	11,871
6/17	12,594	12,339	11,989
7/17	12,970	12,572	12,166
8/17	13,068	12,596	12,071
9/17	13,328	12,903	12,406
10/17	13,608	13,185	12,613
11/17	13,946	13,585	13,037
12/17	13,974	13,721	13,158
1/18	14,589	14,444	13,654
2/18	13,797	13,912	13,090
3/18	13,896	13,633	13,098
4/18	13,757	13,684	13,078
5/18	14,067	14,071	13,375
6/18	14,379	14,163	13,467
7/18	14,772	14,633	13,802
8/18	15,079	15,147	14,231
9/18	15,021	15,172	14,140
10/18	13,745	14,055	12,965
11/18	14,259	14,336	13,284
12/18	13,026	13,002	11,966
1/19	14,224	14,118	13,257
2/19	15,038	14,614	13,827
3/19	15,530	14,828	13,945
4/19	16,419	15,420	14,476
5/19	15,911	14,422	13,587
6/19	16,960	15,435	14,521
7/19	17,268	15,664	14,728
8/19	17,382	15,345	14,309
9/19	17,515	15,614	14,590
10/19	17,790	15,950	14,744
11/19	18,347	16,557	15,271
12/19	18,591	17,035	15,621
1/20	19,205	17,016	15,496
2/20	17,866	15,623	14,150
3/20	14,148	13,475	11,392
4/20	16,023	15,259	13,028
5/20	17,462	16,075	13,944
6/20	17,662	16,443	14,195
7/20	18,742	17,376	15,029
8/20	19,549	18,635	15,557
9/20	19,094	17,957	15,255
10/20	18,672	17,569	15,352
11/20	21,056	19,707	17,474
12/20	21,950	20,593	18,292
1/21	20,987	20,501	18,244
2/21	22,218	21,142	19,260
3/21	22,716	21,900	19,781
4/21	24,188	23,029	20,789
5/21	24,275	23,134	20,956
6/21	24,814	23,705	21,265
7/21	25,837	24,105	21,428
8/21	25,935	24,793	21,973
9/21	24,985	23,681	21,068
10/21	26,860	25,282	22,321
11/21	26,023	24,897	21,544
12/21	27,481	25,877	22,424
1/22	24,576	24,355	20,772
2/22	23,646	23,741	20,622
3/22	24,282	24,512	21,150
4/22	22,174	22,312	19,521
5/22	22,040	22,282	19,537
6/22	20,191	20,418	17,587
7/22	22,430	22,333	19,323
8/22	21,553	21,500	18,717
9/22	19,558	19,506	16,982
10/22	20,941	21,106	18,489
11/22	22,507	22,208	19,600
12/22	21,116	20,907	18,541
1/23	22,904	22,347	20,081
2/23	22,210	21,825	19,594
3/23	22,290	22,408	19,293
4/23	22,745	22,647	19,191
5/23	22,569	22,735	18,655
6/23	24,432	24,288	20,211
7/23	24,620	25,158	21,013
8/23	24,390	24,673	20,284
9/23	23,129	23,497	19,265
10/23	22,367	22,875	18,303
11/23	25,172	25,008	20,176
12/23	26,552	26,334	21,735
1/24	26,851	26,626	21,426
2/24	28,381	28,067	22,623
3/24	29,464	28,973	23,604
4/24	27,597	27,698	22,329
5/24	28,548	29,006	22,966
6/24	28,663	29,904	22,814
7/24	30,471	30,460	23,889
8/24	31,036	31,123	24,373
9/24	31,787	31,767	24,915
10/24	31,525	31,534	24,781
11/24	34,357	33,632	26,967
12/24	31,858	32,604	25,070

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	19.98%	11.37%	12.28%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell MidCap Index	15.34%	9.92%	9.63%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell MidCap Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 694,392,000
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 3,441,000
InvestmentCompanyPortfolioTurnover		20.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$694,392 Total Number of Portfolio Holdings73 Portfolio Turnover Rate 20.8% Total Advisory Fees Paid (amount in thousands)$3,441
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.98%
Investment Companies	0.20%
Other Assets and Liabilities	(0.18)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038532
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$71	0.63%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.63%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund's investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Owning Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. GE Vernova (GEV) contributed to results as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Adobe Inc. (ADBE) issued a weak fourth quarter guide and detracted from relative performance to the Russell 3000 Index. Ulta Beauty (ULTA) detracted from performance as investors worried about increased competition. Lam Research Corporation (LRCX) detracted from results as investors worried about a weak NAND recovery and lower exposure to leading-edge chips.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $34,412	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,771	9,722
2/15	10,318	10,285
3/15	10,211	10,180
4/15	10,269	10,226
5/15	10,385	10,368
6/15	10,278	10,194
7/15	10,462	10,365
8/15	9,783	9,739
9/15	9,568	9,455
10/15	10,314	10,202
11/15	10,451	10,258
12/15	10,218	10,048
1/16	9,710	9,481
2/16	9,664	9,478
3/16	10,291	10,145
4/16	10,241	10,208
5/16	10,469	10,391
6/16	10,483	10,412
7/16	10,876	10,825
8/16	10,860	10,853
9/16	10,832	10,870
10/16	10,538	10,635
11/16	10,916	11,111
12/16	11,148	11,327
1/17	11,386	11,541
2/17	11,814	11,970
3/17	11,805	11,978
4/17	11,954	12,105
5/17	12,098	12,229
6/17	12,103	12,339
7/17	12,364	12,572
8/17	12,382	12,596
9/17	12,641	12,903
10/17	12,924	13,185
11/17	13,349	13,585
12/17	13,462	13,721
1/18	14,160	14,444
2/18	13,698	13,912
3/18	13,377	13,633
4/18	13,372	13,684
5/18	13,735	14,071
6/18	13,830	14,163
7/18	14,339	14,633
8/18	14,797	15,147
9/18	14,838	15,172
10/18	13,852	14,055
11/18	14,250	14,336
12/18	13,003	13,002
1/19	14,003	14,118
2/19	14,476	14,614
3/19	14,742	14,828
4/19	15,451	15,420
5/19	14,571	14,422
6/19	15,522	15,435
7/19	15,944	15,664
8/19	15,688	15,345
9/19	15,943	15,614
10/19	16,279	15,950
11/19	16,761	16,557
12/19	17,227	17,035
1/20	17,221	17,016
2/20	15,724	15,623
3/20	13,885	13,475
4/20	15,460	15,259
5/20	16,329	16,075
6/20	16,632	16,443
7/20	17,860	17,376
8/20	19,016	18,635
9/20	18,406	17,957
10/20	17,965	17,569
11/20	19,718	19,707
12/20	20,451	20,593
1/21	20,147	20,501
2/21	20,618	21,142
3/21	21,393	21,900
4/21	22,514	23,029
5/21	22,681	23,134
6/21	23,355	23,705
7/21	24,005	24,105
8/21	24,684	24,793
9/21	23,444	23,681
10/21	25,248	25,282
11/21	25,142	24,897
12/21	26,141	25,877
1/22	24,611	24,355
2/22	23,637	23,741
3/22	24,561	24,512
4/22	22,401	22,312
5/22	22,538	22,282
6/22	20,871	20,418
7/22	22,694	22,333
8/22	21,927	21,500
9/22	20,122	19,506
10/22	21,756	21,106
11/22	23,152	22,208
12/22	21,849	20,907
1/23	23,058	22,347
2/23	22,375	21,825
3/23	23,130	22,408
4/23	23,541	22,647
5/23	23,533	22,735
6/23	25,045	24,288
7/23	25,872	25,158
8/23	25,390	24,673
9/23	24,308	23,497
10/23	23,905	22,875
11/23	26,058	25,008
12/23	27,344	26,334
1/24	27,964	26,626
2/24	29,567	28,067
3/24	30,628	28,973
4/24	29,319	27,698
5/24	30,838	29,006
6/24	31,798	29,904
7/24	32,185	30,460
8/24	32,867	31,123
9/24	33,542	31,767
10/24	33,300	31,534
11/24	35,451	33,632
12/24	34,412	32,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	25.85%	14.84%	13.15%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 221,600,000
Holdings Count | Holding		96
Advisory Fees Paid, Amount		$ 1,278,000
InvestmentCompanyPortfolioTurnover		44.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$221,600 Total Number of Portfolio Holdings96 Portfolio Turnover Rate 44.9% Total Advisory Fees Paid (amount in thousands)$1,278
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.35%
Investment Companies	1.93%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038533
Shareholder Report [Line Items]
Fund Name		Principal Capital Appreciation Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal Capital Appreciation Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$99	0.88%

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Fund's investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries. Owning Broadcom Inc. (AVGO) aided results as the company benefitted from an AI-driven rally along with other chip makers. GE Vernova (GEV) contributed to results as the company revised guidance higher and noted production slots for heavy-duty gas turbines are almost sold out through 2028. Constellation Energy (CEG) reported stronger than expected guidance for revenue growth and earnings. Adobe Inc. (ADBE) issued a weak fourth quarter guide and detracted from relative performance to the Russell 3000 Index. Ulta Beauty (ULTA) detracted from performance as investors worried about increased competition. Lam Research Corporation (LRCX) detracted from results as investors worried about a weak NAND recovery and lower exposure to leading-edge chips.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $33,573	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,769	9,722
2/15	10,317	10,285
3/15	10,204	10,180
4/15	10,262	10,226
5/15	10,375	10,368
6/15	10,267	10,194
7/15	10,448	10,365
8/15	9,765	9,739
9/15	9,554	9,455
10/15	10,295	10,202
11/15	10,428	10,258
12/15	10,194	10,048
1/16	9,687	9,481
2/16	9,637	9,478
3/16	10,258	10,145
4/16	10,212	10,208
5/16	10,433	10,391
6/16	10,447	10,412
7/16	10,834	10,825
8/16	10,815	10,853
9/16	10,787	10,870
10/16	10,492	10,635
11/16	10,867	11,111
12/16	11,096	11,327
1/17	11,326	11,541
2/17	11,756	11,970
3/17	11,742	11,978
4/17	11,887	12,105
5/17	12,027	12,229
6/17	12,032	12,339
7/17	12,285	12,572
8/17	12,302	12,596
9/17	12,558	12,903
10/17	12,837	13,185
11/17	13,258	13,585
12/17	13,366	13,721
1/18	14,052	14,444
2/18	13,593	13,912
3/18	13,272	13,633
4/18	13,262	13,684
5/18	13,622	14,071
6/18	13,712	14,163
7/18	14,213	14,633
8/18	14,662	15,147
9/18	14,697	15,172
10/18	13,720	14,055
11/18	14,113	14,336
12/18	12,879	13,002
1/19	13,866	14,118
2/19	14,330	14,614
3/19	14,591	14,828
4/19	15,286	15,420
5/19	14,415	14,422
6/19	15,352	15,435
7/19	15,764	15,664
8/19	15,508	15,345
9/19	15,757	15,614
10/19	16,088	15,950
11/19	16,559	16,557
12/19	17,014	17,035
1/20	17,008	17,016
2/20	15,521	15,623
3/20	13,703	13,475
4/20	15,257	15,259
5/20	16,110	16,075
6/20	16,408	16,443
7/20	17,614	17,376
8/20	18,753	18,635
9/20	18,142	17,957
10/20	17,707	17,569
11/20	19,429	19,707
12/20	20,150	20,593
1/21	19,846	20,501
2/21	20,305	21,142
3/21	21,068	21,900
4/21	22,165	23,029
5/21	22,326	23,134
6/21	22,987	23,705
7/21	23,619	24,105
8/21	24,281	24,793
9/21	23,059	23,681
10/21	24,824	25,282
11/21	24,712	24,897
12/21	25,691	25,877
1/22	24,188	24,355
2/22	23,221	23,741
3/22	24,125	24,512
4/22	21,999	22,312
5/22	22,130	22,282
6/22	20,489	20,418
7/22	22,273	22,333
8/22	21,512	21,500
9/22	19,738	19,506
10/22	21,342	21,106
11/22	22,702	22,208
12/22	21,421	20,907
1/23	22,601	22,347
2/23	21,932	21,825
3/23	22,666	22,408
4/23	23,061	22,647
5/23	23,047	22,735
6/23	24,522	24,288
7/23	25,334	25,158
8/23	24,852	24,673
9/23	23,779	23,497
10/23	23,392	22,875
11/23	25,482	25,008
12/23	26,744	26,334
1/24	27,340	26,626
2/24	28,903	28,067
3/24	29,933	28,973
4/24	28,648	27,698
5/24	30,126	29,006
6/24	31,055	29,904
7/24	31,427	30,460
8/24	32,092	31,123
9/24	32,737	31,767
10/24	32,503	31,534
11/24	34,595	33,632
12/24	33,573	32,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	25.54%	14.56%	12.88%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 221,600,000
Holdings Count | Holding		96
Advisory Fees Paid, Amount		$ 1,278,000
InvestmentCompanyPortfolioTurnover		44.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$221,600 Total Number of Portfolio Holdings96 Portfolio Turnover Rate 44.9% Total Advisory Fees Paid (amount in thousands)$1,278
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.35%
Investment Companies	1.93%
Other Assets and Liabilities	(0.28)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020916
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2020 Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2020 Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date indices. An overweight to high yield bonds across the series contributed positively to performance for the year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the S&P Target Date indices detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $17,100	Bloomberg U.S. Aggregate Bond Index $11,432	S&P Target Date 2020 Index $17,109
12/14	10,000	10,000	10,000
1/15	9,964	10,210	9,984
2/15	10,276	10,114	10,279
3/15	10,225	10,161	10,234
4/15	10,320	10,124	10,306
5/15	10,349	10,100	10,340
6/15	10,182	9,990	10,178
7/15	10,276	10,059	10,284
8/15	9,864	10,045	9,886
9/15	9,668	10,113	9,723
10/15	10,059	10,114	10,137
11/15	10,036	10,088	10,132
12/15	9,887	10,055	9,981
1/16	9,566	10,193	9,716
2/16	9,535	10,266	9,710
3/16	9,965	10,360	10,157
4/16	10,059	10,400	10,227
5/16	10,122	10,402	10,292
6/16	10,153	10,589	10,359
7/16	10,419	10,656	10,602
8/16	10,439	10,644	10,617
9/16	10,472	10,638	10,647
10/16	10,324	10,556	10,490
11/16	10,349	10,307	10,554
12/16	10,456	10,321	10,702
1/17	10,654	10,341	10,846
2/17	10,844	10,411	11,037
3/17	10,902	10,405	11,094
4/17	11,051	10,486	11,211
5/17	11,199	10,566	11,337
6/17	11,232	10,556	11,378
7/17	11,431	10,601	11,530
8/17	11,496	10,696	11,561
9/17	11,641	10,645	11,697
10/17	11,795	10,652	11,825
11/17	11,923	10,638	11,971
12/17	12,025	10,687	12,071
1/18	12,383	10,564	12,327
2/18	11,991	10,464	12,026
3/18	11,923	10,531	11,960
4/18	11,974	10,452	11,987
5/18	12,033	10,527	12,099
6/18	12,008	10,514	12,091
7/18	12,229	10,516	12,267
8/18	12,323	10,584	12,391
9/18	12,324	10,516	12,372
10/18	11,746	10,433	11,854
11/18	11,836	10,495	11,983
12/18	11,376	10,688	11,569
1/19	11,954	10,801	12,104
2/19	12,161	10,795	12,287
3/19	12,324	11,002	12,431
4/19	12,595	11,005	12,651
5/19	12,288	11,201	12,339
6/19	12,766	11,341	12,789
7/19	12,812	11,366	12,839
8/19	12,821	11,661	12,821
9/19	12,906	11,599	12,938
10/19	13,041	11,634	13,107
11/19	13,225	11,628	13,272
12/19	13,437	11,620	13,481
1/20	13,495	11,843	13,499
2/20	13,070	12,056	13,032
3/20	11,881	11,985	12,059
4/20	12,722	12,198	12,811
5/20	13,138	12,255	13,141
6/20	13,370	12,332	13,342
7/20	13,824	12,517	13,734
8/20	14,191	12,416	14,040
9/20	13,985	12,409	13,841
10/20	13,833	12,353	13,701
11/20	14,764	12,475	14,531
12/20	15,169	12,492	14,861
1/21	15,058	12,402	14,816
2/21	15,270	12,223	14,932
3/21	15,442	12,071	15,078
4/21	15,867	12,166	15,427
5/21	16,009	12,206	15,551
6/21	16,130	12,291	15,666
7/21	16,282	12,429	15,793
8/21	16,444	12,405	15,976
9/21	16,048	12,298	15,629
10/21	16,462	12,294	16,003
11/21	16,211	12,331	15,825
12/21	16,560	12,299	16,163
1/22	15,993	12,034	15,603
2/22	15,688	11,900	15,409
3/22	15,634	11,569	15,401
4/22	14,816	11,130	14,616
5/22	14,892	11,202	14,668
6/22	14,140	11,026	13,965
7/22	14,827	11,296	14,599
8/22	14,391	10,977	14,195
9/22	13,483	10,502	13,324
10/22	13,849	10,366	13,695
11/22	14,508	10,748	14,354
12/22	14,178	10,699	14,092
1/23	14,861	11,028	14,736
2/23	14,520	10,743	14,436
3/23	14,788	11,016	14,731
4/23	14,935	11,083	14,861
5/23	14,739	10,962	14,695
6/23	15,130	10,923	15,062
7/23	15,374	10,915	15,310
8/23	15,154	10,846	15,090
9/23	14,707	10,570	14,650
10/23	14,427	10,403	14,352
11/23	15,280	10,874	15,212
12/23	15,917	11,291	15,828
1/24	15,930	11,260	15,847
2/24	16,146	11,100	16,041
3/24	16,477	11,203	16,335
4/24	16,044	10,920	15,931
5/24	16,439	11,105	16,353
6/24	16,554	11,210	16,544
7/24	16,898	11,472	16,887
8/24	17,190	11,637	17,164
9/24	17,431	11,793	17,441
10/24	17,100	11,500	17,080
11/24	17,524	11,622	17,432
12/24	17,100	11,432	17,109

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	7.43%	4.94%	5.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date 2020 Index	8.09%	4.88%	5.52%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2020 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 145,432,000
Holdings Count | Holding		19
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		38.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$145,432 Total Number of Portfolio Holdings19 Portfolio Turnover Rate 38.8% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020917
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2030 Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2030 Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$0	0.00%

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date indices. An overweight to high yield bonds across the series contributed positively to performance for the year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the S&P Target Date indices detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $18,997	S&P 1500 Index TR $33,322	S&P Target Date 2030 Index $19,427
12/14	10,000	10,000	10,000
1/15	9,943	9,713	9,936
2/15	10,316	10,267	10,320
3/15	10,259	10,139	10,257
4/15	10,357	10,206	10,358
5/15	10,405	10,342	10,406
6/15	10,227	10,156	10,225
7/15	10,332	10,344	10,341
8/15	9,834	9,726	9,852
9/15	9,609	9,477	9,644
10/15	10,076	10,248	10,149
11/15	10,067	10,295	10,152
12/15	9,895	10,101	9,970
1/16	9,480	9,591	9,618
2/16	9,419	9,592	9,591
3/16	9,929	10,260	10,122
4/16	10,016	10,308	10,201
5/16	10,093	10,497	10,282
6/16	10,093	10,526	10,326
7/16	10,396	10,923	10,620
8/16	10,420	10,946	10,642
9/16	10,448	10,945	10,676
10/16	10,265	10,729	10,493
11/16	10,338	11,189	10,623
12/16	10,475	11,417	10,802
1/17	10,704	11,623	10,979
2/17	10,932	12,064	11,206
3/17	11,006	12,072	11,283
4/17	11,179	12,194	11,413
5/17	11,353	12,336	11,560
6/17	11,399	12,430	11,622
7/17	11,637	12,671	11,822
8/17	11,710	12,683	11,840
9/17	11,898	12,982	12,041
10/17	12,087	13,278	12,217
11/17	12,275	13,693	12,426
12/17	12,388	13,830	12,551
1/18	12,886	14,581	12,950
2/18	12,406	14,035	12,547
3/18	12,303	13,730	12,432
4/18	12,369	13,780	12,489
5/18	12,453	14,145	12,625
6/18	12,406	14,232	12,606
7/18	12,689	14,740	12,858
8/18	12,801	15,227	13,011
9/18	12,815	15,278	13,003
10/18	12,049	14,189	12,275
11/18	12,169	14,486	12,442
12/18	11,512	13,144	11,799
1/19	12,248	14,227	12,511
2/19	12,536	14,699	12,770
3/19	12,705	14,937	12,907
4/19	13,043	15,541	13,218
5/19	12,566	14,527	12,704
6/19	13,193	15,558	13,306
7/19	13,242	15,778	13,362
8/19	13,173	15,489	13,230
9/19	13,307	15,797	13,423
10/19	13,500	16,127	13,658
11/19	13,757	16,704	13,894
12/19	14,046	17,206	14,203
1/20	14,046	17,153	14,139
2/20	13,393	15,722	13,387
3/20	11,841	13,666	12,018
4/20	12,900	15,427	12,990
5/20	13,425	16,182	13,430
6/20	13,703	16,504	13,694
7/20	14,282	17,419	14,191
8/20	14,795	18,622	14,682
9/20	14,513	17,917	14,381
10/20	14,302	17,508	14,192
11/20	15,581	19,487	15,397
12/20	16,137	20,289	15,894
1/21	15,981	20,152	15,852
2/21	16,359	20,783	16,117
3/21	16,648	21,691	16,409
4/21	17,238	22,818	16,910
5/21	17,416	22,979	17,088
6/21	17,560	23,456	17,215
7/21	17,738	23,955	17,343
8/21	17,983	24,662	17,615
9/21	17,431	23,539	17,137
10/21	18,050	25,151	17,678
11/21	17,677	24,934	17,399
12/21	18,202	26,060	17,898
1/22	17,420	24,669	17,172
2/22	16,976	24,012	16,921
3/22	17,000	24,852	17,015
4/22	15,915	22,712	16,002
5/22	15,996	22,770	16,067
6/22	15,028	20,872	15,107
7/22	15,915	22,819	15,930
8/22	15,343	21,899	15,445
9/22	14,231	19,879	14,355
10/22	14,762	21,537	14,940
11/22	15,628	22,739	15,779
12/22	15,137	21,427	15,398
1/23	16,042	22,827	16,228
2/23	15,603	22,286	15,878
3/23	15,900	22,961	16,196
4/23	16,081	23,264	16,364
5/23	15,835	23,306	16,164
6/23	16,444	24,887	16,714
7/23	16,767	25,713	17,075
8/23	16,469	25,269	16,774
9/23	15,860	24,050	16,215
10/23	15,470	23,478	15,828
11/23	16,613	25,609	16,916
12/23	17,420	26,883	17,677
1/24	17,434	27,242	17,691
2/24	17,797	28,693	18,037
3/24	18,228	29,654	18,430
4/24	17,636	28,399	17,914
5/24	18,160	29,799	18,465
6/24	18,295	30,741	18,693
7/24	18,725	31,261	19,112
8/24	19,102	31,944	19,468
9/24	19,386	32,598	19,810
10/24	18,983	32,292	19,369
11/24	19,566	34,282	19,856
12/24	18,997	33,322	19,427

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	9.05%	6.22%	6.63%
S&P 1500 Index TR	23.95%	14.13%	12.79%
S&P Target Date 2030 Index	9.90%	6.46%	6.87%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2030 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 296,715,000
Holdings Count | Holding		19
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		51.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$296,715 Total Number of Portfolio Holdings19 Portfolio Turnover Rate 51.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020918
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2040 Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2040 Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date indices. An overweight to high yield bonds across the series contributed positively to performance for the year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the S&P Target Date indices detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $20,980	S&P 1500 Index TR $33,322	S&P Target Date 2040 Index $21,980
12/14	10,000	10,000	10,000
1/15	9,897	9,713	9,904
2/15	10,338	10,267	10,352
3/15	10,269	10,139	10,278
4/15	10,372	10,206	10,396
5/15	10,441	10,342	10,457
6/15	10,269	10,156	10,261
7/15	10,372	10,344	10,383
8/15	9,812	9,726	9,828
9/15	9,556	9,477	9,584
10/15	10,098	10,248	10,157
11/15	10,084	10,295	10,165
12/15	9,915	10,101	9,960
1/16	9,402	9,591	9,544
2/16	9,321	9,592	9,500
3/16	9,878	10,260	10,091
4/16	9,966	10,308	10,178
5/16	10,047	10,497	10,270
6/16	10,010	10,526	10,294
7/16	10,347	10,923	10,627
8/16	10,363	10,946	10,656
9/16	10,402	10,945	10,692
10/16	10,193	10,729	10,491
11/16	10,324	11,189	10,674
12/16	10,456	11,417	10,879
1/17	10,711	11,623	11,081
2/17	10,958	12,064	11,338
3/17	11,043	12,072	11,429
4/17	11,237	12,194	11,570
5/17	11,415	12,336	11,735
6/17	11,484	12,430	11,814
7/17	11,747	12,671	12,052
8/17	11,812	12,683	12,058
9/17	12,049	12,982	12,312
10/17	12,278	13,278	12,527
11/17	12,499	13,693	12,786
12/17	12,617	13,830	12,931
1/18	13,210	14,581	13,449
2/18	12,689	14,035	12,963
3/18	12,578	13,730	12,809
4/18	12,641	13,780	12,891
5/18	12,768	14,145	13,047
6/18	12,728	14,232	13,019
7/18	13,036	14,740	13,329
8/18	13,210	15,227	13,503
9/18	13,220	15,278	13,503
10/18	12,294	14,189	12,604
11/18	12,444	14,486	12,800
12/18	11,627	13,144	11,973
1/19	12,503	14,227	12,823
2/19	12,845	14,699	13,141
3/19	12,995	14,937	13,269
4/19	13,395	15,541	13,653
5/19	12,786	14,527	12,975
6/19	13,495	15,558	13,703
7/19	13,570	15,778	13,762
8/19	13,437	15,489	13,527
9/19	13,601	15,797	13,785
10/19	13,842	16,127	14,078
11/19	14,155	16,704	14,374
12/19	14,504	17,206	14,771
1/20	14,424	17,153	14,631
2/20	13,583	15,722	13,628
3/20	11,786	13,666	11,929
4/20	12,975	15,427	13,071
5/20	13,610	16,182	13,597
6/20	13,914	16,504	13,917
7/20	14,593	17,419	14,505
8/20	15,202	18,622	15,168
9/20	14,876	17,917	14,772
10/20	14,653	17,508	14,542
11/20	16,152	19,487	16,087
12/20	16,841	20,289	16,745
1/21	16,682	20,152	16,713
2/21	17,185	20,783	17,131
3/21	17,548	21,691	17,571
4/21	18,256	22,818	18,220
5/21	18,460	22,979	18,451
6/21	18,637	23,456	18,588
7/21	18,833	23,955	18,712
8/21	19,168	24,662	19,098
9/21	18,462	23,539	18,459
10/21	19,251	25,151	19,216
11/21	18,725	24,934	18,806
12/21	19,416	26,060	19,516
1/22	18,442	24,669	18,593
2/22	17,917	24,012	18,282
3/22	18,053	24,852	18,534
4/22	16,729	22,712	17,259
5/22	16,826	22,770	17,332
6/22	15,589	20,872	16,031
7/22	16,699	22,819	17,098
8/22	16,047	21,899	16,493
9/22	14,692	19,879	15,097
10/22	15,520	21,537	15,931
11/22	16,556	22,739	17,013
12/22	15,902	21,427	16,480
1/23	17,002	22,827	17,555
2/23	16,512	22,286	17,125
3/23	16,795	22,961	17,482
4/23	17,024	23,264	17,697
5/23	16,763	23,306	17,439
6/23	17,624	24,887	18,263
7/23	18,081	25,713	18,800
8/23	17,689	25,269	18,378
9/23	16,961	24,050	17,672
10/23	16,507	23,478	17,171
11/23	17,878	25,609	18,549
12/23	18,807	26,883	19,474
1/24	18,819	27,242	19,500
2/24	19,442	28,693	20,104
3/24	20,020	29,654	20,647
4/24	19,306	28,399	19,999
5/24	19,963	29,799	20,730
6/24	20,110	30,741	21,012
7/24	20,598	31,261	21,506
8/24	21,039	31,944	21,951
9/24	21,365	32,598	22,377
10/24	20,922	32,292	21,857
11/24	21,727	34,282	22,539
12/24	20,980	33,322	21,980

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	11.55%	7.66%	7.69%
S&P 1500 Index TR	23.95%	14.13%	12.79%
S&P Target Date 2040 Index	12.87%	8.27%	8.19%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2040 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 175,508,000
Holdings Count | Holding		16
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		42.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$175,508 Total Number of Portfolio Holdings16 Portfolio Turnover Rate 42.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020919
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2050 Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2050 Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$1	0.01%

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date indices. An overweight to high yield bonds across the series contributed positively to performance for the year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the S&P Target Date indices detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $22,355	S&P 1500 Index TR $33,322	S&P Target Date 2050 Index $23,189
12/14	10,000	10,000	10,000
1/15	9,880	9,713	9,882
2/15	10,353	10,267	10,372
3/15	10,275	10,139	10,292
4/15	10,395	10,206	10,422
5/15	10,472	10,342	10,490
6/15	10,296	10,156	10,285
7/15	10,409	10,344	10,413
8/15	9,809	9,726	9,808
9/15	9,536	9,477	9,542
10/15	10,121	10,248	10,159
11/15	10,113	10,295	10,173
12/15	9,931	10,101	9,954
1/16	9,376	9,591	9,494
2/16	9,285	9,592	9,438
3/16	9,870	10,260	10,071
4/16	9,961	10,308	10,160
5/16	10,052	10,497	10,257
6/16	9,991	10,526	10,266
7/16	10,349	10,923	10,626
8/16	10,364	10,946	10,656
9/16	10,404	10,945	10,695
10/16	10,188	10,729	10,482
11/16	10,340	11,189	10,703
12/16	10,485	11,417	10,923
1/17	10,758	11,623	11,145
2/17	11,022	12,064	11,422
3/17	11,111	12,072	11,525
4/17	11,311	12,194	11,673
5/17	11,504	12,336	11,848
6/17	11,576	12,430	11,933
7/17	11,865	12,671	12,186
8/17	11,928	12,683	12,188
9/17	12,182	12,982	12,462
10/17	12,428	13,278	12,694
11/17	12,674	13,693	12,974
12/17	12,805	13,830	13,127
1/18	13,461	14,581	13,693
2/18	12,904	14,035	13,173
3/18	12,773	13,730	13,004
4/18	12,855	13,780	13,097
5/18	12,978	14,145	13,261
6/18	12,937	14,232	13,228
7/18	13,281	14,740	13,560
8/18	13,461	15,227	13,739
9/18	13,475	15,278	13,740
10/18	12,460	14,189	12,772
11/18	12,626	14,486	12,981
12/18	11,699	13,144	12,084
1/19	12,652	14,227	12,985
2/19	13,029	14,699	13,324
3/19	13,177	14,937	13,448
4/19	13,615	15,541	13,858
5/19	12,915	14,527	13,117
6/19	13,702	15,558	13,894
7/19	13,772	15,778	13,953
8/19	13,597	15,489	13,677
9/19	13,790	15,797	13,959
10/19	14,046	16,127	14,275
11/19	14,406	16,704	14,594
12/19	14,786	17,206	15,027
1/20	14,662	17,153	14,857
2/20	13,695	15,722	13,756
3/20	11,713	13,666	11,938
4/20	13,003	15,427	13,140
5/20	13,686	16,182	13,697
6/20	14,017	16,504	14,040
7/20	14,738	17,419	14,657
8/20	15,431	18,622	15,389
9/20	15,060	17,917	14,957
10/20	14,813	17,508	14,711
11/20	16,482	19,487	16,387
12/20	17,252	20,289	17,111
1/21	17,084	20,152	17,085
2/21	17,677	20,783	17,564
3/21	18,111	21,691	18,064
4/21	18,892	22,818	18,772
5/21	19,119	22,979	19,028
6/21	19,306	23,456	19,163
7/21	19,504	23,955	19,285
8/21	19,889	24,662	19,717
9/21	19,097	23,539	19,011
10/21	20,004	25,151	19,858
11/21	19,386	24,934	19,396
12/21	20,189	26,060	20,190
1/22	19,097	24,669	19,190
2/22	18,510	24,012	18,860
3/22	18,726	24,852	19,177
4/22	17,243	22,712	17,800
5/22	17,356	22,770	17,873
6/22	15,956	20,872	16,418
7/22	17,202	22,819	17,583
8/22	16,491	21,899	16,940
9/22	14,995	19,879	15,421
10/22	16,005	21,537	16,382
11/22	17,156	22,739	17,563
12/22	16,392	21,427	16,965
1/23	17,614	22,827	18,139
2/23	17,085	22,286	17,692
3/23	17,379	22,961	18,051
4/23	17,637	23,264	18,284
5/23	17,355	23,306	18,002
6/23	18,400	24,887	18,964
7/23	18,952	25,713	19,593
8/23	18,494	25,269	19,104
9/23	17,675	24,050	18,327
10/23	17,173	23,478	17,765
11/23	18,716	25,609	19,282
12/23	19,733	26,883	20,287
1/24	19,757	27,242	20,314
2/24	20,566	28,693	21,052
3/24	21,252	29,654	21,670
4/24	20,443	28,399	20,961
5/24	21,203	29,799	21,783
6/24	21,362	30,741	22,093
7/24	21,876	31,261	22,626
8/24	22,379	31,944	23,109
9/24	22,733	32,598	23,584
10/24	22,254	32,292	23,029
11/24	23,237	34,282	23,819
12/24	22,355	33,322	23,189

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	13.29%	8.62%	8.38%
S&P 1500 Index TR	23.95%	14.13%	12.79%
S&P Target Date 2050 Index	14.30%	9.06%	8.77%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2050 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 82,359,000
Holdings Count | Holding		16
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		45.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$82,359 Total Number of Portfolio Holdings16 Portfolio Turnover Rate 45.5% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000126088
Shareholder Report [Line Items]
Fund Name		Principal LifeTime 2060 Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime 2060 Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$3	0.03%

Expenses Paid, Amount		$ 3
Expense Ratio, Percent		0.03%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks a total return consisting of long-term growth of capital and current income. The Fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the Fund's name. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date indices. An overweight to high yield bonds across the series contributed positively to performance for the year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the S&P Target Date indices, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the S&P Target Date indices detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $22,590	S&P 1500 Index TR $33,322	S&P Target Date 2060 Index $23,476
12/14	10,000	10,000	10,000
1/15	9,885	9,713	9,875
2/15	10,361	10,267	10,377
3/15	10,279	10,139	10,294
4/15	10,402	10,206	10,428
5/15	10,484	10,342	10,498
6/15	10,295	10,156	10,289
7/15	10,418	10,344	10,415
8/15	9,798	9,726	9,787
9/15	9,520	9,477	9,509
10/15	10,119	10,248	10,147
11/15	10,111	10,295	10,162
12/15	9,925	10,101	9,934
1/16	9,351	9,591	9,453
2/16	9,258	9,592	9,391
3/16	9,866	10,260	10,041
4/16	9,950	10,308	10,133
5/16	10,035	10,497	10,232
6/16	9,967	10,526	10,231
7/16	10,330	10,923	10,604
8/16	10,350	10,946	10,637
9/16	10,394	10,945	10,678
10/16	10,165	10,729	10,462
11/16	10,332	11,189	10,708
12/16	10,473	11,417	10,934
1/17	10,755	11,623	11,166
2/17	11,029	12,064	11,453
3/17	11,126	12,072	11,563
4/17	11,328	12,194	11,712
5/17	11,522	12,336	11,894
6/17	11,602	12,430	11,978
7/17	11,884	12,671	12,235
8/17	11,952	12,683	12,238
9/17	12,220	12,982	12,518
10/17	12,470	13,278	12,758
11/17	12,721	13,693	13,046
12/17	12,855	13,830	13,203
1/18	13,534	14,581	13,793
2/18	12,962	14,035	13,265
3/18	12,828	13,730	13,083
4/18	12,908	13,780	13,178
5/18	13,034	14,145	13,347
6/18	12,989	14,232	13,315
7/18	13,337	14,740	13,654
8/18	13,525	15,227	13,841
9/18	13,541	15,278	13,845
10/18	12,480	14,189	12,861
11/18	12,651	14,486	13,073
12/18	11,666	13,144	12,153
1/19	12,660	14,227	13,069
2/19	13,048	14,699	13,415
3/19	13,190	14,937	13,541
4/19	13,645	15,541	13,960
5/19	12,906	14,527	13,202
6/19	13,711	15,558	13,997
7/19	13,787	15,778	14,057
8/19	13,588	15,489	13,771
9/19	13,782	15,797	14,060
10/19	14,065	16,127	14,384
11/19	14,439	16,704	14,713
12/19	14,844	17,206	15,159
1/20	14,692	17,153	14,983
2/20	13,661	15,722	13,851
3/20	11,598	13,666	11,997
4/20	12,902	15,427	13,226
5/20	13,610	16,182	13,795
6/20	13,944	16,504	14,148
7/20	14,672	17,419	14,775
8/20	15,400	18,622	15,523
9/20	15,017	17,917	15,084
10/20	14,765	17,508	14,831
11/20	16,496	19,487	16,540
12/20	17,304	20,289	17,279
1/21	17,126	20,152	17,253
2/21	17,766	20,783	17,741
3/21	18,228	21,691	18,249
4/21	19,046	22,818	18,967
5/21	19,288	22,979	19,233
6/21	19,477	23,456	19,366
7/21	19,676	23,955	19,484
8/21	20,085	24,662	19,923
9/21	19,251	23,539	19,206
10/21	20,206	25,151	20,065
11/21	19,599	24,934	19,588
12/21	20,413	26,060	20,398
1/22	19,317	24,669	19,382
2/22	18,720	24,012	19,051
3/22	18,948	24,852	19,373
4/22	17,450	22,712	17,978
5/22	17,569	22,770	18,052
6/22	16,137	20,872	16,568
7/22	17,407	22,819	17,750
8/22	16,679	21,899	17,101
9/22	15,161	19,879	15,558
10/22	16,188	21,537	16,541
11/22	17,361	22,739	17,741
12/22	16,579	21,427	17,133
1/23	17,814	22,827	18,324
2/23	17,288	22,286	17,873
3/23	17,581	22,961	18,239
4/23	17,838	23,264	18,478
5/23	17,545	23,306	18,194
6/23	18,608	24,887	19,174
7/23	19,159	25,713	19,815
8/23	18,694	25,269	19,316
9/23	17,867	24,050	18,527
10/23	17,370	23,478	17,954
11/23	18,923	25,609	19,492
12/23	19,941	26,883	20,514
1/24	19,967	27,242	20,537
2/24	20,781	28,693	21,289
3/24	21,481	29,654	21,919
4/24	20,654	28,399	21,199
5/24	21,430	29,799	22,031
6/24	21,583	30,741	22,346
7/24	22,104	31,261	22,896
8/24	22,613	31,944	23,388
9/24	22,969	32,598	23,882
10/24	22,485	32,292	23,311
11/24	23,492	34,282	24,133
12/24	22,590	33,322	23,476

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	13.28%	8.76%	8.49%
S&P 1500 Index TR	23.95%	14.13%	12.79%
S&P Target Date 2060 Index	14.44%	9.14%	8.91%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 1500 TR in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date 2060 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 29,544,000
Holdings Count | Holding		16
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		43.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$29,544 Total Number of Portfolio Holdings16 Portfolio Turnover Rate 43.1% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.01%
Other Assets and Liabilities	(0.01)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020920
Shareholder Report [Line Items]
Fund Name		Principal LifeTime Strategic Income Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Principal LifeTime Strategic Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$2	0.02%

Expenses Paid, Amount		$ 2
Expense Ratio, Percent		0.02%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks current income, and as a secondary objective, capital appreciation. The Fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65. The Fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC"). Asset class positioning was the largest positive contributor for the year driven by an overweight to U.S. equity and an underweight to fixed income and non-U.S. equity relative to the S&P Target Date Index Retirement Income Index ("Index"). An overweight to high yield and short-term bonds also contributed positively to performance year. The Equity Income, LargeCap Value III, MidCap, and Core Fixed Income investment options outperformed their respective indices for the year. The utilization of diversified non-U.S. equity strategies relative to the developed non-U.S. equity exposure of the Index, provided for a positive style selection effect. Active management within the U.S. equity asset class was the largest detractor from performance for the year driven mainly by underperformance of the Blue Chip and LargeCap Growth I investment options. Active management within the non-U.S. equity asset class also detracted for the year. An overweight to U.S. midcap and smallcap equities relative to the Index detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $14,585	Bloomberg U.S. Aggregate Bond Index $11,432	S&P Target Date Retirement Income Index $15,008
12/14	10,000	10,000	10,000
1/15	10,070	10,210	10,066
2/15	10,191	10,114	10,187
3/15	10,182	10,161	10,168
4/15	10,235	10,124	10,202
5/15	10,226	10,100	10,202
6/15	10,104	9,990	10,080
7/15	10,148	10,059	10,161
8/15	9,958	10,045	9,941
9/15	9,861	10,113	9,869
10/15	10,047	10,114	10,096
11/15	10,012	10,088	10,077
12/15	9,905	10,055	9,982
1/16	9,825	10,193	9,891
2/16	9,843	10,266	9,929
3/16	10,092	10,360	10,200
4/16	10,172	10,400	10,252
5/16	10,189	10,402	10,282
6/16	10,287	10,589	10,389
7/16	10,447	10,656	10,535
8/16	10,460	10,644	10,538
9/16	10,487	10,638	10,562
10/16	10,414	10,556	10,456
11/16	10,314	10,307	10,399
12/16	10,378	10,321	10,482
1/17	10,496	10,341	10,566
2/17	10,624	10,411	10,688
3/17	10,642	10,405	10,713
4/17	10,742	10,486	10,801
5/17	10,851	10,566	10,886
6/17	10,851	10,556	10,904
7/17	10,970	10,601	11,012
8/17	11,035	10,696	11,058
9/17	11,082	10,645	11,128
10/17	11,166	10,652	11,212
11/17	11,212	10,638	11,299
12/17	11,287	10,687	11,377
1/18	11,417	10,564	11,513
2/18	11,184	10,464	11,312
3/18	11,175	10,531	11,286
4/18	11,184	10,452	11,287
5/18	11,222	10,527	11,368
6/18	11,203	10,514	11,364
7/18	11,324	10,516	11,475
8/18	11,371	10,584	11,565
9/18	11,365	10,516	11,540
10/18	11,064	10,433	11,204
11/18	11,113	10,495	11,297
12/18	10,948	10,688	11,088
1/19	11,287	10,801	11,450
2/19	11,384	10,795	11,563
3/19	11,549	11,002	11,706
4/19	11,704	11,005	11,846
5/19	11,626	11,201	11,704
6/19	11,897	11,341	12,036
7/19	11,936	11,366	12,078
8/19	12,033	11,661	12,134
9/19	12,053	11,599	12,194
10/19	12,126	11,634	12,313
11/19	12,198	11,628	12,426
12/19	12,312	11,620	12,566
1/20	12,446	11,843	12,636
2/20	12,332	12,056	12,378
3/20	11,589	11,985	11,726
4/20	12,146	12,198	12,291
5/20	12,405	12,255	12,530
6/20	12,570	12,332	12,685
7/20	12,900	12,517	12,986
8/20	13,055	12,416	13,148
9/20	12,945	12,409	13,031
10/20	12,860	12,353	12,933
11/20	13,368	12,475	13,465
12/20	13,580	12,492	13,673
1/21	13,506	12,402	13,632
2/21	13,537	12,223	13,639
3/21	13,569	12,071	13,677
4/21	13,812	12,166	13,907
5/21	13,897	12,206	13,995
6/21	13,992	12,291	14,096
7/21	14,108	12,429	14,214
8/21	14,172	12,405	14,309
9/21	13,970	12,298	14,092
10/21	14,150	12,294	14,290
11/21	13,959	12,331	14,202
12/21	14,195	12,299	14,372
1/22	13,779	12,034	13,987
2/22	13,554	11,900	13,838
3/22	13,475	11,569	13,722
4/22	12,857	11,130	13,161
5/22	12,913	11,202	13,207
6/22	12,339	11,026	12,722
7/22	12,868	11,296	13,168
8/22	12,519	10,977	12,863
9/22	11,813	10,502	12,216
10/22	12,057	10,366	12,423
11/22	12,569	10,748	12,923
12/22	12,337	10,699	12,766
1/23	12,861	11,028	13,241
2/23	12,581	10,743	13,005
3/23	12,812	11,016	13,258
4/23	12,934	11,083	13,361
5/23	12,776	10,962	13,233
6/23	13,044	10,923	13,469
7/23	13,215	10,915	13,636
8/23	13,056	10,846	13,472
9/23	12,714	10,570	13,117
10/23	12,491	10,403	12,884
11/23	13,172	10,874	13,580
12/23	13,668	11,291	14,087
1/24	13,693	11,260	14,103
2/24	13,817	11,100	14,193
3/24	14,064	11,203	14,414
4/24	13,730	10,920	14,089
5/24	14,040	11,105	14,418
6/24	14,139	11,210	14,576
7/24	14,424	11,472	14,861
8/24	14,659	11,637	15,096
9/24	14,853	11,793	15,329
10/24	14,585	11,500	15,015
11/24	14,904	11,622	15,261
12/24	14,585	11,432	15,008

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	6.71%	3.45%	3.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
S&P Target Date Retirement Income Index	6.54%	3.62%	4.14%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The S&P Target Date Retirement Income Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 53,521,000
Holdings Count | Holding		19
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		42.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$53,521 Total Number of Portfolio Holdings19 Portfolio Turnover Rate 42.4% Total Advisory Fees Paid (amount in thousands)$0
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.00%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020921
Shareholder Report [Line Items]
Fund Name		Real Estate Securities Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$81	0.79%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.79%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. It is non-diversified. The Fund's investments outperformed the FTSE NAREIT All Equity REIT Index and underperformed the MSCI US REIT Index net of fees during the year. An overweight to U.S. senior housing REITs remained the key contributor, with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. The underweight to land and timber was also additive as higher for longer interest rates delayed the recovery in housing market transaction volumes which are an important demand driver for timber stocks. Detraction came from the underweight to a document storage REIT that is in process of pivoting its business to data centers. The underweight to the cyclical malls sector also hurt as these stocks rallied on signs of resilient economic growth.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $18,332	Russell 3000 Index $32,604	FTSE NAREIT All Equity REITs Index $17,617	MSCI US REIT Index $17,345
12/14	10,000	10,000	10,000	10,000
1/15	10,640	9,722	10,617	10,676
2/15	10,363	10,285	10,294	10,295
3/15	10,524	10,180	10,398	10,475
4/15	9,897	10,226	9,883	9,857
5/15	9,879	10,368	9,862	9,832
6/15	9,454	10,194	9,456	9,381
7/15	10,031	10,365	9,927	9,910
8/15	9,430	9,739	9,350	9,293
9/15	9,740	9,455	9,549	9,574
10/15	10,266	10,202	10,167	10,130
11/15	10,209	10,258	10,150	10,068
12/15	10,421	10,048	10,283	10,252
1/16	10,003	9,481	9,921	9,909
2/16	9,961	9,478	9,878	9,870
3/16	10,979	10,145	10,883	10,899
4/16	10,669	10,208	10,686	10,637
5/16	10,890	10,391	10,933	10,891
6/16	11,603	10,412	11,689	11,642
7/16	12,045	10,825	12,144	12,131
8/16	11,630	10,853	11,722	11,687
9/16	11,439	10,870	11,548	11,473
10/16	10,807	10,635	10,958	10,820
11/16	10,548	11,111	10,693	10,635
12/16	11,030	11,327	11,170	11,134
1/17	10,968	11,541	11,188	11,132
2/17	11,418	11,970	11,637	11,518
3/17	11,206	11,978	11,454	11,244
4/17	11,221	12,105	11,504	11,263
5/17	11,258	12,229	11,489	11,191
6/17	11,465	12,339	11,715	11,430
7/17	11,584	12,572	11,863	11,575
8/17	11,734	12,596	11,939	11,548
9/17	11,617	12,903	11,844	11,536
10/17	11,681	13,185	11,860	11,421
11/17	12,009	13,585	12,174	11,723
12/17	12,044	13,721	12,139	11,698
1/18	11,711	14,444	11,781	11,210
2/18	10,981	13,912	10,925	10,348
3/18	11,419	13,633	11,330	10,752
4/18	11,506	13,684	11,389	10,907
5/18	11,740	14,071	11,799	11,337
6/18	12,195	14,163	12,293	11,838
7/18	12,254	14,633	12,367	11,923
8/18	12,569	15,147	12,711	12,287
9/18	12,350	15,172	12,400	11,967
10/18	11,969	14,055	12,072	11,614
11/18	12,518	14,336	12,645	12,159
12/18	11,536	13,002	11,648	11,164
1/19	12,867	14,118	12,997	12,478
2/19	13,086	14,614	13,067	12,563
3/19	13,558	14,828	13,648	12,980
4/19	13,635	15,420	13,617	12,946
5/19	13,790	14,422	13,704	12,982
6/19	13,971	15,435	13,892	13,148
7/19	14,178	15,664	14,106	13,312
8/19	14,759	15,345	14,691	13,765
9/19	15,065	15,614	14,966	14,158
10/19	15,424	15,950	15,128	14,359
11/19	15,318	16,557	14,895	14,139
12/19	15,142	17,035	14,986	14,048
1/20	15,452	17,016	15,176	14,211
2/20	14,234	15,623	14,110	13,084
3/20	11,663	13,475	11,473	10,256
4/20	12,600	15,259	12,486	11,101
5/20	12,783	16,075	12,700	11,120
6/20	13,051	16,443	12,993	11,456
7/20	13,811	17,376	13,489	11,925
8/20	13,832	18,635	13,508	12,026
9/20	13,400	17,957	13,148	11,643
10/20	13,033	17,569	12,707	11,342
11/20	14,219	19,707	13,879	12,563
12/20	14,624	20,593	14,219	12,984
1/21	14,556	20,501	14,209	13,004
2/21	14,900	21,142	14,595	13,524
3/21	15,673	21,900	15,402	14,121
4/21	16,897	23,029	16,652	15,258
5/21	17,081	23,134	16,789	15,401
6/21	17,594	23,705	17,254	15,815
7/21	18,573	24,105	18,008	16,584
8/21	18,895	24,793	18,383	16,902
9/21	17,866	23,681	17,294	15,970
10/21	19,157	25,282	18,518	17,206
11/21	18,884	24,897	18,330	17,082
12/21	20,539	25,877	20,091	18,575
1/22	19,074	24,355	18,497	17,287
2/22	18,313	23,741	17,777	16,735
3/22	19,463	24,512	19,034	17,821
4/22	18,693	22,312	18,338	17,026
5/22	17,618	22,282	17,480	15,978
6/22	16,385	20,418	16,239	14,801
7/22	17,874	22,333	17,627	16,133
8/22	16,856	21,500	16,589	15,167
9/22	14,967	19,506	14,480	13,326
10/22	15,319	21,106	14,969	13,975
11/22	16,123	22,208	15,867	14,782
12/22	15,319	20,907	15,079	14,022
1/23	16,944	22,347	16,597	15,508
2/23	16,186	21,825	15,613	14,770
3/23	15,798	22,408	15,342	14,405
4/23	16,005	22,647	15,387	14,522
5/23	15,355	22,735	14,737	14,077
6/23	16,096	24,288	15,526	14,788
7/23	16,484	25,158	15,837	15,211
8/23	15,978	24,673	15,310	14,750
9/23	15,024	23,497	14,232	13,749
10/23	14,497	22,875	13,788	13,148
11/23	15,972	25,008	15,424	14,516
12/23	17,362	26,334	16,791	15,949
1/24	16,547	26,626	15,975	15,289
2/24	16,797	28,067	16,283	15,594
3/24	17,046	28,973	16,572	15,899
4/24	15,762	27,698	15,261	14,775
5/24	16,739	29,006	16,068	15,466
6/24	17,084	29,904	16,423	15,911
7/24	18,234	30,460	17,602	16,908
8/24	19,230	31,123	18,592	17,997
9/24	19,713	31,767	19,181	18,476
10/24	19,088	31,534	18,488	17,943
11/24	19,713	33,632	19,149	18,729
12/24	18,332	32,604	17,617	17,345

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	5.59%	3.90%	6.25%
Russell 3000 Index	23.81%	13.86%	12.55%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%
MSCI US REIT Index	8.75%	4.31%	5.66%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 255,349,000
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 1,212,000
InvestmentCompanyPortfolioTurnover		38.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$255,349 Total Number of Portfolio Holdings39 Portfolio Turnover Rate 38.8% Total Advisory Fees Paid (amount in thousands)$1,212
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.54%
Investment Companies	2.36%
Other Assets and Liabilities	0.10%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038552
Shareholder Report [Line Items]
Fund Name		Real Estate Securities Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Real Estate Securities Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$107	1.04%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.04%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to generate a total return. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. It is non-diversified. The Fund's investments outperformed the FTSE NAREIT All Equity REIT Index and underperformed the MSCI US REIT Index net of fees during the year. An overweight to U.S. senior housing REITs remained the key contributor, with these REITs demonstrating continued strong earnings growth and guidance upgrades on firming occupancy, improving pricing power and accretive acquisitions. The underweight to land and timber was also additive as higher for longer interest rates delayed the recovery in housing market transaction volumes which are an important demand driver for timber stocks. Detraction came from the underweight to a document storage REIT that is in process of pivoting its business to data centers. The underweight to the cyclical malls sector also hurt as these stocks rallied on signs of resilient economic growth.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $17,890	Russell 3000 Index $32,604	FTSE NAREIT All Equity REITs Index $17,617	MSCI US REIT Index $17,345
12/14	10,000	10,000	10,000	10,000
1/15	10,641	9,722	10,617	10,676
2/15	10,361	10,285	10,294	10,295
3/15	10,517	10,180	10,398	10,475
4/15	9,893	10,226	9,883	9,857
5/15	9,871	10,368	9,862	9,832
6/15	9,443	10,194	9,456	9,381
7/15	10,018	10,365	9,927	9,910
8/15	9,416	9,739	9,350	9,293
9/15	9,724	9,455	9,549	9,574
10/15	10,246	10,202	10,167	10,130
11/15	10,186	10,258	10,150	10,068
12/15	10,400	10,048	10,283	10,252
1/16	9,976	9,481	9,921	9,909
2/16	9,934	9,478	9,878	9,870
3/16	10,946	10,145	10,883	10,899
4/16	10,638	10,208	10,686	10,637
5/16	10,853	10,391	10,933	10,891
6/16	11,562	10,412	11,689	11,642
7/16	12,001	10,825	12,144	12,131
8/16	11,587	10,853	11,722	11,687
9/16	11,392	10,870	11,548	11,473
10/16	10,760	10,635	10,958	10,820
11/16	10,497	11,111	10,693	10,635
12/16	10,975	11,327	11,170	11,134
1/17	10,914	11,541	11,188	11,132
2/17	11,361	11,970	11,637	11,518
3/17	11,140	11,978	11,454	11,244
4/17	11,160	12,105	11,504	11,263
5/17	11,191	12,229	11,489	11,191
6/17	11,392	12,339	11,715	11,430
7/17	11,510	12,572	11,863	11,575
8/17	11,656	12,596	11,939	11,548
9/17	11,541	12,903	11,844	11,536
10/17	11,604	13,185	11,860	11,421
11/17	11,922	13,585	12,174	11,723
12/17	11,957	13,721	12,139	11,698
1/18	11,622	14,444	11,781	11,210
2/18	10,894	13,912	10,925	10,348
3/18	11,327	13,633	11,330	10,752
4/18	11,414	13,684	11,389	10,907
5/18	11,645	14,071	11,799	11,337
6/18	12,089	14,163	12,293	11,838
7/18	12,141	14,633	12,367	11,923
8/18	12,453	15,147	12,711	12,287
9/18	12,231	15,172	12,400	11,967
10/18	11,855	14,055	12,072	11,614
11/18	12,397	14,336	12,645	12,159
12/18	11,422	13,002	11,648	11,164
1/19	12,735	14,118	12,997	12,478
2/19	12,951	14,614	13,067	12,563
3/19	13,417	14,828	13,648	12,980
4/19	13,487	15,420	13,617	12,946
5/19	13,640	14,422	13,704	12,982
6/19	13,818	15,435	13,892	13,148
7/19	14,022	15,664	14,106	13,312
8/19	14,589	15,345	14,691	13,765
9/19	14,893	15,614	14,966	14,158
10/19	15,240	15,950	15,128	14,359
11/19	15,136	16,557	14,895	14,139
12/19	14,955	17,035	14,986	14,048
1/20	15,261	17,016	15,176	14,211
2/20	14,054	15,623	14,110	13,084
3/20	11,515	13,475	11,473	10,256
4/20	12,430	15,259	12,486	11,101
5/20	12,611	16,075	12,700	11,120
6/20	12,874	16,443	12,993	11,456
7/20	13,623	17,376	13,489	11,925
8/20	13,637	18,635	13,508	12,026
9/20	13,214	17,957	13,148	11,643
10/20	12,846	17,569	12,707	11,342
11/20	14,011	19,707	13,879	12,563
12/20	14,410	20,593	14,219	12,984
1/21	14,335	20,501	14,209	13,004
2/21	14,673	21,142	14,595	13,524
3/21	15,425	21,900	15,402	14,121
4/21	16,629	23,029	16,652	15,258
5/21	16,809	23,134	16,789	15,401
6/21	17,306	23,705	17,254	15,815
7/21	18,268	24,105	18,008	16,584
8/21	18,584	24,793	18,383	16,902
9/21	17,566	23,681	17,294	15,970
10/21	18,841	25,282	18,518	17,206
11/21	18,565	24,897	18,330	17,082
12/21	20,180	25,877	20,091	18,575
1/22	18,743	24,355	18,497	17,287
2/22	17,988	23,741	17,777	16,735
3/22	19,109	24,512	19,034	17,821
4/22	18,362	22,312	18,338	17,026
5/22	17,298	22,282	17,480	15,978
6/22	16,081	20,418	16,239	14,801
7/22	17,534	22,333	17,627	16,133
8/22	16,535	21,500	16,589	15,167
9/22	14,683	19,506	14,480	13,326
10/22	15,027	21,106	14,969	13,975
11/22	15,805	22,208	15,867	14,782
12/22	15,018	20,907	15,079	14,022
1/23	16,609	22,347	16,597	15,508
2/23	15,867	21,825	15,613	14,770
3/23	15,478	22,408	15,342	14,405
4/23	15,681	22,647	15,387	14,522
5/23	15,036	22,735	14,737	14,077
6/23	15,761	24,288	15,526	14,788
7/23	16,140	25,158	15,837	15,211
8/23	15,637	24,673	15,310	14,750
9/23	14,700	23,497	14,232	13,749
10/23	14,176	22,875	13,788	13,148
11/23	15,625	25,008	15,424	14,516
12/23	16,972	26,334	16,791	15,949
1/24	16,177	26,626	15,975	15,289
2/24	16,420	28,067	16,283	15,594
3/24	16,654	28,973	16,572	15,899
4/24	15,401	27,698	15,261	14,775
5/24	16,355	29,006	16,068	15,466
6/24	16,682	29,904	16,423	15,911
7/24	17,804	30,460	17,602	16,908
8/24	18,777	31,123	18,592	17,997
9/24	19,245	31,767	19,181	18,476
10/24	18,626	31,534	18,488	17,943
11/24	19,235	33,632	19,149	18,729
12/24	17,890	32,604	17,617	17,345

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	5.41%	3.65%	5.99%
Russell 3000 Index	23.81%	13.86%	12.55%
FTSE NAREIT All Equity REITs Index	4.92%	3.29%	5.83%
MSCI US REIT Index	8.75%	4.31%	5.66%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective March 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives. Prior to March 1, 2024, the Fund’s index was the MSCI US REIT Index.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 255,349,000
Holdings Count | Holding		39
Advisory Fees Paid, Amount		$ 1,212,000
InvestmentCompanyPortfolioTurnover		38.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$255,349 Total Number of Portfolio Holdings39 Portfolio Turnover Rate 38.8% Total Advisory Fees Paid (amount in thousands)$1,212
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	97.54%
Investment Companies	2.36%
Other Assets and Liabilities	0.10%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038543
Shareholder Report [Line Items]
Fund Name		SAM Balanced Portfolio
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.23%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative & specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $19,287	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,921	9,722
2/15	10,242	10,285
3/15	10,206	10,180
4/15	10,242	10,226
5/15	10,315	10,368
6/15	10,170	10,194
7/15	10,260	10,365
8/15	9,845	9,739
9/15	9,669	9,455
10/15	10,067	10,202
11/15	10,074	10,258
12/15	9,919	10,048
1/16	9,595	9,481
2/16	9,568	9,478
3/16	10,020	10,145
4/16	10,094	10,208
5/16	10,182	10,391
6/16	10,216	10,412
7/16	10,506	10,825
8/16	10,537	10,853
9/16	10,574	10,870
10/16	10,405	10,635
11/16	10,464	11,111
12/16	10,596	11,327
1/17	10,809	11,541
2/17	11,021	11,970
3/17	11,058	11,978
4/17	11,190	12,105
5/17	11,322	12,229
6/17	11,359	12,339
7/17	11,572	12,572
8/17	11,616	12,596
9/17	11,792	12,903
10/17	11,938	13,185
11/17	12,084	13,585
12/17	12,207	13,721
1/18	12,568	14,444
2/18	12,184	13,912
3/18	12,100	13,633
4/18	12,153	13,684
5/18	12,246	14,071
6/18	12,238	14,163
7/18	12,476	14,633
8/18	12,599	15,147
9/18	12,592	15,172
10/18	11,984	14,055
11/18	12,117	14,336
12/18	11,592	13,002
1/19	12,225	14,118
2/19	12,434	14,614
3/19	12,617	14,828
4/19	12,918	15,420
5/19	12,534	14,422
6/19	13,059	15,435
7/19	13,134	15,664
8/19	13,084	15,345
9/19	13,245	15,614
10/19	13,422	15,950
11/19	13,635	16,557
12/19	13,911	17,035
1/20	13,911	17,016
2/20	13,227	15,623
3/20	11,780	13,475
4/20	12,703	15,259
5/20	13,112	16,075
6/20	13,334	16,443
7/20	13,884	17,376
8/20	14,337	18,635
9/20	14,073	17,957
10/20	13,914	17,569
11/20	14,992	19,707
12/20	15,479	20,593
1/21	15,386	20,501
2/21	15,695	21,142
3/21	16,023	21,900
4/21	16,614	23,029
5/21	16,773	23,134
6/21	16,989	23,705
7/21	17,129	24,105
8/21	17,364	24,793
9/21	16,799	23,681
10/21	17,412	25,282
11/21	17,091	24,897
12/21	17,606	25,877
1/22	16,916	24,355
2/22	16,469	23,741
3/22	16,605	24,512
4/22	15,536	22,312
5/22	15,652	22,282
6/22	14,651	20,418
7/22	15,526	22,333
8/22	15,011	21,500
9/22	13,892	19,506
10/22	14,415	21,106
11/22	15,262	22,208
12/22	14,763	20,907
1/23	15,599	22,347
2/23	15,158	21,825
3/23	15,425	22,408
4/23	15,623	22,647
5/23	15,472	22,735
6/23	16,064	24,288
7/23	16,412	25,158
8/23	16,168	24,673
9/23	15,583	23,497
10/23	15,259	22,875
11/23	16,391	25,008
12/23	17,125	26,334
1/24	17,237	26,626
2/24	17,697	28,067
3/24	18,120	28,973
4/24	17,548	27,698
5/24	18,120	29,006
6/24	18,368	29,904
7/24	18,754	30,460
8/24	19,140	31,123
9/24	19,452	31,767
10/24	19,122	31,534
11/24	19,870	33,632
12/24	19,287	32,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	12.62%	6.75%	6.79%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 585,007,000
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 1,371,000
InvestmentCompanyPortfolioTurnover		19.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$585,007 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 19.4% Total Advisory Fees Paid (amount in thousands)$1,371
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038542
Shareholder Report [Line Items]
Fund Name		SAM Balanced Portfolio
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SAM Balanced Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.48%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, relative to the blended benchmark, the Fund's allocation of overweight to equity, underweight to fixed income, and overweight to alternative & specialty securities aided performance for the year. Lastly, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $18,814	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,921	9,722
2/15	10,244	10,285
3/15	10,202	10,180
4/15	10,232	10,226
5/15	10,305	10,368
6/15	10,159	10,194
7/15	10,244	10,365
8/15	9,831	9,739
9/15	9,654	9,455
10/15	10,048	10,202
11/15	10,048	10,258
12/15	9,892	10,048
1/16	9,565	9,481
2/16	9,538	9,478
3/16	9,994	10,145
4/16	10,062	10,208
5/16	10,143	10,391
6/16	10,177	10,412
7/16	10,463	10,825
8/16	10,495	10,853
9/16	10,524	10,870
10/16	10,362	10,635
11/16	10,414	11,111
12/16	10,546	11,327
1/17	10,753	11,541
2/17	10,967	11,970
3/17	10,996	11,978
4/17	11,129	12,105
5/17	11,254	12,229
6/17	11,284	12,339
7/17	11,498	12,572
8/17	11,545	12,596
9/17	11,707	12,903
10/17	11,853	13,185
11/17	12,000	13,585
12/17	12,115	13,721
1/18	12,470	14,444
2/18	12,085	13,912
3/18	12,008	13,633
4/18	12,054	13,684
5/18	12,146	14,071
6/18	12,139	14,163
7/18	12,370	14,633
8/18	12,478	15,147
9/18	12,473	15,172
10/18	11,872	14,055
11/18	12,005	14,336
12/18	11,479	13,002
1/19	12,097	14,118
2/19	12,306	14,614
3/19	12,482	14,828
4/19	12,782	15,420
5/19	12,390	14,422
6/19	12,916	15,435
7/19	12,983	15,664
8/19	12,933	15,345
9/19	13,088	15,614
10/19	13,265	15,950
11/19	13,470	16,557
12/19	13,745	17,035
1/20	13,736	17,016
2/20	13,061	15,623
3/20	11,632	13,475
4/20	12,537	15,259
5/20	12,937	16,075
6/20	13,150	16,443
7/20	13,692	17,376
8/20	14,136	18,635
9/20	13,865	17,957
10/20	13,715	17,569
11/20	14,764	19,707
12/20	15,251	20,593
1/21	15,148	20,501
2/21	15,457	21,142
3/21	15,775	21,900
4/21	16,346	23,029
5/21	16,505	23,134
6/21	16,711	23,705
7/21	16,852	24,105
8/21	17,076	24,793
9/21	16,517	23,681
10/21	17,109	25,282
11/21	16,798	24,897
12/21	17,293	25,877
1/22	16,624	24,355
2/22	16,178	23,741
3/22	16,304	24,512
4/22	15,257	22,312
5/22	15,364	22,282
6/22	14,385	20,418
7/22	15,238	22,333
8/22	14,724	21,500
9/22	13,619	19,506
10/22	14,128	21,106
11/22	14,962	22,208
12/22	14,476	20,907
1/23	15,286	22,347
2/23	14,846	21,825
3/23	15,101	22,408
4/23	15,298	22,647
5/23	15,147	22,735
6/23	15,726	24,288
7/23	16,062	25,158
8/23	15,819	24,673
9/23	15,255	23,497
10/23	14,921	22,875
11/23	16,023	25,008
12/23	16,741	26,334
1/24	16,853	26,626
2/24	17,299	28,067
3/24	17,707	28,973
4/24	17,138	27,698
5/24	17,695	29,006
6/24	17,943	29,904
7/24	18,314	30,460
8/24	18,685	31,123
9/24	18,978	31,767
10/24	18,663	31,534
11/24	19,382	33,632
12/24	18,814	32,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	12.38%	6.48%	6.52%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Balanced Blended Index are as follows: 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 585,007,000
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 1,371,000
InvestmentCompanyPortfolioTurnover		19.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$585,007 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 19.4% Total Advisory Fees Paid (amount in thousands)$1,371
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038545
Shareholder Report [Line Items]
Fund Name		SAM Conservative Balanced Portfolio
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.24%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The Fund generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, the Fund's allocation to preferred securities, which outperformed core fixed income, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $16,511	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,984	10,210
2/15	10,206	10,114
3/15	10,190	10,161
4/15	10,222	10,124
5/15	10,270	10,100
6/15	10,143	9,990
7/15	10,206	10,059
8/15	9,904	10,045
9/15	9,784	10,113
10/15	10,068	10,114
11/15	10,059	10,088
12/15	9,922	10,055
1/16	9,715	10,193
2/16	9,706	10,266
3/16	10,068	10,360
4/16	10,145	10,400
5/16	10,206	10,402
6/16	10,275	10,589
7/16	10,507	10,656
8/16	10,545	10,644
9/16	10,572	10,638
10/16	10,444	10,556
11/16	10,444	10,307
12/16	10,554	10,321
1/17	10,719	10,341
2/17	10,893	10,411
3/17	10,912	10,405
4/17	11,022	10,486
5/17	11,123	10,566
6/17	11,150	10,556
7/17	11,315	10,601
8/17	11,362	10,696
9/17	11,477	10,645
10/17	11,582	10,652
11/17	11,677	10,638
12/17	11,763	10,687
1/18	11,982	10,564
2/18	11,706	10,464
3/18	11,667	10,531
4/18	11,696	10,452
5/18	11,763	10,527
6/18	11,753	10,514
7/18	11,916	10,516
8/18	12,011	10,584
9/18	11,999	10,516
10/18	11,578	10,433
11/18	11,660	10,495
12/18	11,352	10,688
1/19	11,814	10,801
2/19	11,958	10,795
3/19	12,133	11,002
4/19	12,338	11,005
5/19	12,123	11,201
6/19	12,503	11,341
7/19	12,575	11,366
8/19	12,595	11,661
9/19	12,691	11,599
10/19	12,821	11,634
11/19	12,961	11,628
12/19	13,155	11,620
1/20	13,209	11,843
2/20	12,799	12,056
3/20	11,644	11,985
4/20	12,357	12,198
5/20	12,670	12,255
6/20	12,853	12,332
7/20	13,285	12,517
8/20	13,587	12,416
9/20	13,405	12,409
10/20	13,303	12,353
11/20	14,069	12,475
12/20	14,418	12,492
1/21	14,340	12,402
2/21	14,508	12,223
3/21	14,711	12,071
4/21	15,139	12,166
5/21	15,263	12,206
6/21	15,432	12,291
7/21	15,556	12,429
8/21	15,714	12,405
9/21	15,319	12,298
10/21	15,702	12,294
11/21	15,481	12,331
12/21	15,818	12,299
1/22	15,307	12,034
2/22	14,958	11,900
3/22	14,982	11,569
4/22	14,180	11,130
5/22	14,249	11,202
6/22	13,505	11,026
7/22	14,180	11,296
8/22	13,773	10,977
9/22	12,910	10,502
10/22	13,175	10,366
11/22	13,836	10,748
12/22	13,532	10,699
1/23	14,180	11,028
2/23	13,810	10,743
3/23	14,022	11,016
4/23	14,180	11,083
5/23	14,035	10,962
6/23	14,366	10,923
7/23	14,577	10,915
8/23	14,405	10,846
9/23	13,960	10,570
10/23	13,685	10,403
11/23	14,549	10,874
12/23	15,153	11,291
1/24	15,221	11,260
2/24	15,427	11,100
3/24	15,715	11,203
4/24	15,276	10,920
5/24	15,687	11,105
6/24	15,866	11,210
7/24	16,209	11,472
8/24	16,510	11,637
9/24	16,750	11,793
10/24	16,455	11,500
11/24	16,919	11,622
12/24	16,511	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	8.97%	4.65%	5.14%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are as follows: 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 163,367,000
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 381,000
InvestmentCompanyPortfolioTurnover		23.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$163,367 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 23.5% Total Advisory Fees Paid (amount in thousands)$381
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038544
Shareholder Report [Line Items]
Fund Name		SAM Conservative Balanced Portfolio
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SAM Conservative Balanced Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.49%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The Fund generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, the Fund's allocation to preferred securities, which outperformed core fixed income, positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $16,121	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	9,992	10,210
2/15	10,208	10,114
3/15	10,184	10,161
4/15	10,216	10,124
5/15	10,264	10,100
6/15	10,128	9,990
7/15	10,192	10,059
8/15	9,889	10,045
9/15	9,768	10,113
10/15	10,054	10,114
11/15	10,037	10,088
12/15	9,907	10,055
1/16	9,698	10,193
2/16	9,681	10,266
3/16	10,037	10,360
4/16	10,115	10,400
5/16	10,176	10,402
6/16	10,245	10,589
7/16	10,471	10,656
8/16	10,499	10,644
9/16	10,527	10,638
10/16	10,398	10,556
11/16	10,398	10,307
12/16	10,509	10,321
1/17	10,666	10,341
2/17	10,841	10,411
3/17	10,850	10,405
4/17	10,961	10,486
5/17	11,063	10,566
6/17	11,081	10,556
7/17	11,247	10,601
8/17	11,287	10,696
9/17	11,402	10,645
10/17	11,507	10,652
11/17	11,593	10,638
12/17	11,680	10,687
1/18	11,900	10,564
2/18	11,622	10,464
3/18	11,574	10,531
4/18	11,603	10,452
5/18	11,670	10,527
6/18	11,660	10,514
7/18	11,814	10,516
8/18	11,900	10,584
9/18	11,890	10,516
10/18	11,478	10,433
11/18	11,550	10,495
12/18	11,241	10,688
1/19	11,695	10,801
2/19	11,839	10,795
3/19	12,014	11,002
4/19	12,210	11,005
5/19	12,004	11,201
6/19	12,375	11,341
7/19	12,436	11,366
8/19	12,457	11,661
9/19	12,537	11,599
10/19	12,678	11,634
11/19	12,808	11,628
12/19	13,002	11,620
1/20	13,045	11,843
2/20	12,635	12,056
3/20	11,489	11,985
4/20	12,202	12,198
5/20	12,505	12,255
6/20	12,678	12,332
7/20	13,110	12,517
8/20	13,402	12,416
9/20	13,213	12,409
10/20	13,112	12,353
11/20	13,866	12,475
12/20	14,204	12,492
1/21	14,126	12,402
2/21	14,294	12,223
3/21	14,497	12,071
4/21	14,914	12,166
5/21	15,027	12,206
6/21	15,184	12,291
7/21	15,308	12,429
8/21	15,455	12,405
9/21	15,075	12,298
10/21	15,446	12,294
11/21	15,214	12,331
12/21	15,550	12,299
1/22	15,040	12,034
2/22	14,692	11,900
3/22	14,715	11,569
4/22	13,926	11,130
5/22	13,995	11,202
6/22	13,264	11,026
7/22	13,914	11,296
8/22	13,520	10,977
9/22	12,672	10,502
10/22	12,923	10,366
11/22	13,570	10,748
12/22	13,266	10,699
1/23	13,900	11,028
2/23	13,530	10,743
3/23	13,741	11,016
4/23	13,887	11,083
5/23	13,741	10,962
6/23	14,071	10,923
7/23	14,269	10,915
8/23	14,098	10,846
9/23	13,657	10,570
10/23	13,398	10,403
11/23	14,231	10,874
12/23	14,832	11,291
1/24	14,886	11,260
2/24	15,078	11,100
3/24	15,364	11,203
4/24	14,941	10,920
5/24	15,323	11,105
6/24	15,501	11,210
7/24	15,829	11,472
8/24	16,115	11,637
9/24	16,358	11,793
10/24	16,051	11,500
11/24	16,512	11,622
12/24	16,121	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	8.69%	4.39%	4.89%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Balanced Blended Index are as follows: 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 163,367,000
Holdings Count | Holding		26
Advisory Fees Paid, Amount		$ 381,000
InvestmentCompanyPortfolioTurnover		23.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$163,367 Total Number of Portfolio Holdings26 Portfolio Turnover Rate 23.5% Total Advisory Fees Paid (amount in thousands)$381
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.02%
Other Assets and Liabilities	(0.02)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038546
Shareholder Report [Line Items]
Fund Name		SAM Conservative Growth Portfolio
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.23%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund. The Fund generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $22,084	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,869	9,722
2/15	10,294	10,285
3/15	10,231	10,180
4/15	10,279	10,226
5/15	10,368	10,368
6/15	10,200	10,194
7/15	10,305	10,365
8/15	9,781	9,739
9/15	9,552	9,455
10/15	10,057	10,202
11/15	10,069	10,258
12/15	9,891	10,048
1/16	9,437	9,481
2/16	9,391	9,478
3/16	9,931	10,145
4/16	9,994	10,208
5/16	10,115	10,391
6/16	10,115	10,412
7/16	10,448	10,825
8/16	10,484	10,853
9/16	10,527	10,870
10/16	10,306	10,635
11/16	10,447	11,111
12/16	10,583	11,327
1/17	10,847	11,541
2/17	11,117	11,970
3/17	11,173	11,978
4/17	11,339	12,105
5/17	11,486	12,229
6/17	11,548	12,339
7/17	11,818	12,572
8/17	11,891	12,596
9/17	12,133	12,903
10/17	12,337	13,185
11/17	12,542	13,585
12/17	12,676	13,721
1/18	13,205	14,444
2/18	12,714	13,912
3/18	12,593	13,633
4/18	12,656	13,684
5/18	12,778	14,071
6/18	12,746	14,163
7/18	13,071	14,633
8/18	13,212	15,147
9/18	13,216	15,172
10/18	12,409	14,055
11/18	12,595	14,336
12/18	11,837	13,002
1/19	12,644	14,118
2/19	12,919	14,614
3/19	13,113	14,828
4/19	13,506	15,420
5/19	12,940	14,422
6/19	13,623	15,435
7/19	13,713	15,664
8/19	13,589	15,345
9/19	13,801	15,614
10/19	14,044	15,950
11/19	14,316	16,557
12/19	14,684	17,035
1/20	14,640	17,016
2/20	13,697	15,623
3/20	11,893	13,475
4/20	13,020	15,259
5/20	13,528	16,075
6/20	13,801	16,443
7/20	14,478	17,376
8/20	15,097	18,635
9/20	14,733	17,957
10/20	14,535	17,569
11/20	15,938	19,707
12/20	16,586	20,593
1/21	16,464	20,501
2/21	16,929	21,142
3/21	17,402	21,900
4/21	18,164	23,029
5/21	18,378	23,134
6/21	18,652	23,705
7/21	18,805	24,105
8/21	19,148	24,793
9/21	18,381	23,681
10/21	19,238	25,282
11/21	18,821	24,897
12/21	19,529	25,877
1/22	18,609	24,355
2/22	18,042	23,741
3/22	18,318	24,512
4/22	16,941	22,312
5/22	17,082	22,282
6/22	15,823	20,418
7/22	16,941	22,333
8/22	16,303	21,500
9/22	14,900	19,506
10/22	15,692	21,106
11/22	16,765	22,208
12/22	16,055	20,907
1/23	17,074	22,347
2/23	16,556	21,825
3/23	16,874	22,408
4/23	17,129	22,647
5/23	16,965	22,735
6/23	17,838	24,288
7/23	18,329	25,158
8/23	17,993	24,673
9/23	17,260	23,497
10/23	16,860	22,875
11/23	18,276	25,008
12/23	19,165	26,334
1/24	19,312	26,626
2/24	20,005	28,067
3/24	20,572	28,973
4/24	19,849	27,698
5/24	20,582	29,006
6/24	20,894	29,904
7/24	21,344	30,460
8/24	21,822	31,123
9/24	22,203	31,767
10/24	21,836	31,534
11/24	22,867	33,632
12/24	22,084	32,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	15.23%	8.50%	8.25%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% Bloomberg U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 408,407,000
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 932,000
InvestmentCompanyPortfolioTurnover		20.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$408,407 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 20.8% Total Advisory Fees Paid (amount in thousands)$932
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038547
Shareholder Report [Line Items]
Fund Name		SAM Conservative Growth Portfolio
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SAM Conservative Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.48%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund. The Fund generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $21,539	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,867	9,722
2/15	10,292	10,285
3/15	10,228	10,180
4/15	10,271	10,226
5/15	10,356	10,368
6/15	10,191	10,194
7/15	10,292	10,365
8/15	9,767	9,739
9/15	9,535	9,455
10/15	10,034	10,202
11/15	10,045	10,258
12/15	9,866	10,048
1/16	9,413	9,481
2/16	9,361	9,478
3/16	9,906	10,145
4/16	9,964	10,208
5/16	10,080	10,391
6/16	10,080	10,412
7/16	10,410	10,825
8/16	10,440	10,853
9/16	10,483	10,870
10/16	10,260	10,635
11/16	10,396	11,111
12/16	10,532	11,327
1/17	10,786	11,541
2/17	11,059	11,970
3/17	11,108	11,978
4/17	11,275	12,105
5/17	11,418	12,229
6/17	11,474	12,339
7/17	11,740	12,572
8/17	11,812	12,596
9/17	12,056	12,903
10/17	12,248	13,185
11/17	12,454	13,585
12/17	12,582	13,721
1/18	13,109	14,444
2/18	12,614	13,912
3/18	12,492	13,633
4/18	12,557	13,684
5/18	12,672	14,071
6/18	12,640	14,163
7/18	12,955	14,633
8/18	13,096	15,147
9/18	13,089	15,172
10/18	12,292	14,055
11/18	12,472	14,336
12/18	11,724	13,002
1/19	12,514	14,118
2/19	12,784	14,614
3/19	12,978	14,828
4/19	13,359	15,420
5/19	12,798	14,422
6/19	13,470	15,435
7/19	13,553	15,664
8/19	13,429	15,345
9/19	13,636	15,614
10/19	13,873	15,950
11/19	14,139	16,557
12/19	14,501	17,035
1/20	14,456	17,016
2/20	13,518	15,623
3/20	11,738	13,475
4/20	12,853	15,259
5/20	13,348	16,075
6/20	13,614	16,443
7/20	14,279	17,376
8/20	14,885	18,635
9/20	14,530	17,957
10/20	14,324	17,569
11/20	15,706	19,707
12/20	16,340	20,593
1/21	16,218	20,501
2/21	16,668	21,142
3/21	17,134	21,900
4/21	17,882	23,029
5/21	18,088	23,134
6/21	18,348	23,705
7/21	18,501	24,105
8/21	18,829	24,793
9/21	18,073	23,681
10/21	18,915	25,282
11/21	18,498	24,897
12/21	19,190	25,877
1/22	18,285	24,355
2/22	17,719	23,741
3/22	17,986	24,512
4/22	16,633	22,312
5/22	16,775	22,282
6/22	15,532	20,418
7/22	16,625	22,333
8/22	15,996	21,500
9/22	14,613	19,506
10/22	15,395	21,106
11/22	16,432	22,208
12/22	15,741	20,907
1/23	16,741	22,347
2/23	16,223	21,825
3/23	16,532	22,408
4/23	16,778	22,647
5/23	16,614	22,735
6/23	17,469	24,288
7/23	17,942	25,158
8/23	17,614	24,673
9/23	16,886	23,497
10/23	16,496	22,875
11/23	17,871	25,008
12/23	18,739	26,334
1/24	18,876	26,626
2/24	19,559	28,067
3/24	20,105	28,973
4/24	19,393	27,698
5/24	20,105	29,006
6/24	20,407	29,904
7/24	20,846	30,460
8/24	21,305	31,123
9/24	21,668	31,767
10/24	21,312	31,534
11/24	22,310	33,632
12/24	21,539	32,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	14.94%	8.24%	7.98%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Conservative Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Conservative Growth Blended Index are as follows: 60% Russell 3000 Index, 20% Bloomberg U.S. Aggregate Bond Index, and 20% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 408,407,000
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 932,000
InvestmentCompanyPortfolioTurnover		20.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$408,407 Total Number of Portfolio Holdings25 Portfolio Turnover Rate 20.8% Total Advisory Fees Paid (amount in thousands)$932
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038548
Shareholder Report [Line Items]
Fund Name		SAM Flexible Income Portfolio
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.24%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The Fund generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $14,781	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,030	10,210
2/15	10,159	10,114
3/15	10,159	10,161
4/15	10,189	10,124
5/15	10,219	10,100
6/15	10,091	9,990
7/15	10,121	10,059
8/15	9,893	10,045
9/15	9,805	10,113
10/15	10,030	10,114
11/15	10,006	10,088
12/15	9,869	10,055
1/16	9,757	10,193
2/16	9,773	10,266
3/16	10,078	10,360
4/16	10,183	10,400
5/16	10,231	10,402
6/16	10,352	10,589
7/16	10,529	10,656
8/16	10,573	10,644
9/16	10,590	10,638
10/16	10,513	10,556
11/16	10,454	10,307
12/16	10,564	10,321
1/17	10,683	10,341
2/17	10,827	10,411
3/17	10,819	10,405
4/17	10,912	10,486
5/17	11,006	10,566
6/17	11,006	10,556
7/17	11,124	10,601
8/17	11,170	10,696
9/17	11,240	10,645
10/17	11,302	10,652
11/17	11,373	10,638
12/17	11,453	10,687
1/18	11,532	10,564
2/18	11,347	10,464
3/18	11,329	10,531
4/18	11,338	10,452
5/18	11,400	10,527
6/18	11,417	10,514
7/18	11,523	10,516
8/18	11,603	10,584
9/18	11,587	10,516
10/18	11,331	10,433
11/18	11,398	10,495
12/18	11,227	10,688
1/19	11,587	10,801
2/19	11,691	10,795
3/19	11,852	11,002
4/19	11,994	11,005
5/19	11,909	11,201
6/19	12,183	11,341
7/19	12,259	11,366
8/19	12,344	11,661
9/19	12,411	11,599
10/19	12,492	11,634
11/19	12,593	11,628
12/19	12,715	11,620
1/20	12,795	11,843
2/20	12,533	12,056
3/20	11,613	11,985
4/20	12,159	12,198
5/20	12,391	12,255
6/20	12,523	12,332
7/20	12,866	12,517
8/20	13,038	12,416
9/20	12,915	12,409
10/20	12,851	12,353
11/20	13,394	12,475
12/20	13,639	12,492
1/21	13,564	12,402
2/21	13,618	12,223
3/21	13,745	12,071
4/21	14,054	12,166
5/21	14,150	12,206
6/21	14,278	12,291
7/21	14,416	12,429
8/21	14,512	12,405
9/21	14,257	12,298
10/21	14,512	12,294
11/21	14,346	12,331
12/21	14,578	12,299
1/22	14,191	12,034
2/22	13,936	11,900
3/22	13,870	11,569
4/22	13,239	11,130
5/22	13,316	11,202
6/22	12,708	11,026
7/22	13,272	11,296
8/22	12,918	10,977
9/22	12,231	10,502
10/22	12,331	10,366
11/22	12,842	10,748
12/22	12,667	10,699
1/23	13,178	11,028
2/23	12,854	10,743
3/23	13,066	11,016
4/23	13,178	11,083
5/23	13,054	10,962
6/23	13,215	10,923
7/23	13,340	10,915
8/23	13,215	10,846
9/23	12,862	10,570
10/23	12,630	10,403
11/23	13,326	10,874
12/23	13,854	11,291
1/24	13,893	11,260
2/24	13,957	11,100
3/24	14,176	11,203
4/24	13,815	10,920
5/24	14,125	11,105
6/24	14,279	11,210
7/24	14,576	11,472
8/24	14,833	11,637
9/24	15,046	11,793
10/24	14,768	11,500
11/24	15,086	11,622
12/24	14,781	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	6.69%	3.06%	3.98%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 127,238,000
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 305,000
InvestmentCompanyPortfolioTurnover		21.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$127,238 Total Number of Portfolio Holdings23 Portfolio Turnover Rate 21.9% Total Advisory Fees Paid (amount in thousands)$305
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038549
Shareholder Report [Line Items]
Fund Name		SAM Flexible Income Portfolio
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SAM Flexible Income Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.49%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The Fund generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation to preferred securities, which outperformed core fixed income, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. The Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, was the largest detractor to performance for the year. In addition, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $14,425	Bloomberg U.S. Aggregate Bond Index $11,432
12/14	10,000	10,000
1/15	10,030	10,210
2/15	10,160	10,114
3/15	10,152	10,161
4/15	10,183	10,124
5/15	10,206	10,100
6/15	10,076	9,990
7/15	10,107	10,059
8/15	9,878	10,045
9/15	9,789	10,113
10/15	10,015	10,114
11/15	9,983	10,088
12/15	9,845	10,055
1/16	9,732	10,193
2/16	9,740	10,266
3/16	10,048	10,360
4/16	10,153	10,400
5/16	10,201	10,402
6/16	10,315	10,589
7/16	10,485	10,656
8/16	10,534	10,644
9/16	10,551	10,638
10/16	10,466	10,556
11/16	10,406	10,307
12/16	10,508	10,321
1/17	10,627	10,341
2/17	10,764	10,411
3/17	10,764	10,405
4/17	10,849	10,486
5/17	10,934	10,566
6/17	10,943	10,556
7/17	11,053	10,601
8/17	11,097	10,696
9/17	11,159	10,645
10/17	11,221	10,652
11/17	11,292	10,638
12/17	11,363	10,687
1/18	11,451	10,564
2/18	11,257	10,464
3/18	11,239	10,531
4/18	11,248	10,452
5/18	11,301	10,527
6/18	11,327	10,514
7/18	11,416	10,516
8/18	11,505	10,584
9/18	11,482	10,516
10/18	11,217	10,433
11/18	11,284	10,495
12/18	11,113	10,688
1/19	11,473	10,801
2/19	11,577	10,795
3/19	11,729	11,002
4/19	11,871	11,005
5/19	11,785	11,201
6/19	12,050	11,341
7/19	12,117	11,366
8/19	12,202	11,661
9/19	12,262	11,599
10/19	12,353	11,634
11/19	12,434	11,628
12/19	12,555	11,620
1/20	12,635	11,843
2/20	12,373	12,056
3/20	11,455	11,985
4/20	12,000	12,198
5/20	12,222	12,255
6/20	12,353	12,332
7/20	12,696	12,517
8/20	12,857	12,416
9/20	12,737	12,409
10/20	12,662	12,353
11/20	13,204	12,475
12/20	13,437	12,492
1/21	13,363	12,402
2/21	13,416	12,223
3/21	13,533	12,071
4/21	13,830	12,166
5/21	13,925	12,206
6/21	14,053	12,291
7/21	14,191	12,429
8/21	14,276	12,405
9/21	14,028	12,298
10/21	14,271	12,294
11/21	14,094	12,331
12/21	14,326	12,299
1/22	13,951	12,034
2/22	13,687	11,900
3/22	13,621	11,569
4/22	13,004	11,130
5/22	13,070	11,202
6/22	12,475	11,026
7/22	13,026	11,296
8/22	12,673	10,977
9/22	12,002	10,502
10/22	12,101	10,366
11/22	12,597	10,748
12/22	12,411	10,699
1/23	12,906	11,028
2/23	12,597	10,743
3/23	12,795	11,016
4/23	12,906	11,083
5/23	12,782	10,962
6/23	12,943	10,923
7/23	13,067	10,915
8/23	12,943	10,846
9/23	12,582	10,570
10/23	12,352	10,403
11/23	13,029	10,874
12/23	13,554	11,291
1/24	13,579	11,260
2/24	13,643	11,100
3/24	13,860	11,203
4/24	13,502	10,920
5/24	13,809	11,105
6/24	13,937	11,210
7/24	14,231	11,472
8/24	14,487	11,637
9/24	14,688	11,793
10/24	14,412	11,500
11/24	14,714	11,622
12/24	14,425	11,432

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	6.43%	2.82%	3.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Flexible Income Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Flexible Income Blended Index are as follows: 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 127,238,000
Holdings Count | Holding		23
Advisory Fees Paid, Amount		$ 305,000
InvestmentCompanyPortfolioTurnover		21.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$127,238 Total Number of Portfolio Holdings23 Portfolio Turnover Rate 21.9% Total Advisory Fees Paid (amount in thousands)$305
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038530
Shareholder Report [Line Items]
Fund Name		SAM Strategic Growth Portfolio
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$25	0.23%

Expenses Paid, Amount		$ 25
Expense Ratio, Percent		0.23%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund. The Fund invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $23,818	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,829	9,722
2/15	10,276	10,285
3/15	10,214	10,180
4/15	10,243	10,226
5/15	10,362	10,368
6/15	10,210	10,194
7/15	10,276	10,365
8/15	9,659	9,739
9/15	9,438	9,455
10/15	10,011	10,202
11/15	10,038	10,258
12/15	9,838	10,048
1/16	9,312	9,481
2/16	9,228	9,478
3/16	9,838	10,145
4/16	9,880	10,208
5/16	9,996	10,391
6/16	9,985	10,412
7/16	10,343	10,825
8/16	10,375	10,853
9/16	10,426	10,870
10/16	10,161	10,635
11/16	10,297	11,111
12/16	10,443	11,327
1/17	10,725	11,541
2/17	11,018	11,970
3/17	11,096	11,978
4/17	11,271	12,105
5/17	11,434	12,229
6/17	11,513	12,339
7/17	11,812	12,572
8/17	11,905	12,596
9/17	12,176	12,903
10/17	12,387	13,185
11/17	12,616	13,585
12/17	12,763	13,721
1/18	13,363	14,444
2/18	12,816	13,912
3/18	12,687	13,633
4/18	12,746	13,684
5/18	12,863	14,071
6/18	12,799	14,163
7/18	13,145	14,633
8/18	13,280	15,147
9/18	13,273	15,172
10/18	12,320	14,055
11/18	12,549	14,336
12/18	11,666	13,002
1/19	12,574	14,118
2/19	12,899	14,614
3/19	13,095	14,828
4/19	13,553	15,420
5/19	12,886	14,422
6/19	13,648	15,435
7/19	13,744	15,664
8/19	13,547	15,345
9/19	13,792	15,614
10/19	14,099	15,950
11/19	14,418	16,557
12/19	14,867	17,035
1/20	14,779	17,016
2/20	13,663	15,623
3/20	11,581	13,475
4/20	12,860	15,259
5/20	13,459	16,075
6/20	13,813	16,443
7/20	14,616	17,376
8/20	15,371	18,635
9/20	14,935	17,957
10/20	14,701	17,569
11/20	16,369	19,707
12/20	17,157	20,593
1/21	17,008	20,501
2/21	17,597	21,142
3/21	18,130	21,900
4/21	19,017	23,029
5/21	19,251	23,134
6/21	19,571	23,705
7/21	19,755	24,105
8/21	20,160	24,793
9/21	19,306	23,681
10/21	20,301	25,282
11/21	19,789	24,897
12/21	20,565	25,877
1/22	19,445	24,355
2/22	18,801	23,741
3/22	19,152	24,512
4/22	17,578	22,312
5/22	17,724	22,282
6/22	16,311	20,418
7/22	17,600	22,333
8/22	16,897	21,500
9/22	15,333	19,506
10/22	16,305	21,106
11/22	17,531	22,208
12/22	16,702	20,907
1/23	17,869	22,347
2/23	17,311	21,825
3/23	17,674	22,408
4/23	17,970	22,647
5/23	17,776	22,735
6/23	18,858	24,288
7/23	19,466	25,158
8/23	19,061	24,673
9/23	18,228	23,497
10/23	17,765	22,875
11/23	19,375	25,008
12/23	20,354	26,334
1/24	20,523	26,626
2/24	21,412	28,067
3/24	22,080	28,973
4/24	21,270	27,698
5/24	22,124	29,006
6/24	22,471	29,904
7/24	22,951	30,460
8/24	23,485	31,123
9/24	23,908	31,767
10/24	23,513	31,534
11/24	24,735	33,632
12/24	23,818	32,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	17.02%	9.88%	9.07%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 450,658,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 1,001,000
InvestmentCompanyPortfolioTurnover		20.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$450,658 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 20.5% Total Advisory Fees Paid (amount in thousands)$1,001
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038531
Shareholder Report [Line Items]
Fund Name		SAM Strategic Growth Portfolio
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SAM Strategic Growth Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$52	0.48%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide long-term capital appreciation. The Fund operates as a fund of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., Principal Variable Contracts Funds, and Principal Exchange-Traded Funds. It generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund. The Fund invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund. The Fund's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the year. In addition, the Fund's allocation in U.S. mega cap equities, which outperformed their large cap counterparts, aided performance for the year. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the year. Security selection in U.S. large cap growth equities was the largest detractor to performance for the year. In addition, the Fund's allocation in developed ex.-U.S. equities, which underperformed their emerging market counterparts, hindered performance for the year. Lastly, the Fund's allocation in U.S. large cap value equities, which underperformed their growth counterparts, negatively contributed to performance for the year.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $23,226	Russell 3000 Index $32,604
12/14	10,000	10,000
1/15	9,827	9,722
2/15	10,274	10,285
3/15	10,212	10,180
4/15	10,236	10,226
5/15	10,351	10,368
6/15	10,197	10,194
7/15	10,264	10,365
8/15	9,643	9,739
9/15	9,420	9,455
10/15	9,993	10,202
11/15	10,014	10,258
12/15	9,813	10,048
1/16	9,288	9,481
2/16	9,203	9,478
3/16	9,808	10,145
4/16	9,850	10,208
5/16	9,967	10,391
6/16	9,951	10,412
7/16	10,301	10,825
8/16	10,336	10,853
9/16	10,387	10,870
10/16	10,120	10,635
11/16	10,250	11,111
12/16	10,392	11,327
1/17	10,676	11,541
2/17	10,959	11,970
3/17	11,033	11,978
4/17	11,209	12,105
5/17	11,367	12,229
6/17	11,441	12,339
7/17	11,742	12,572
8/17	11,828	12,596
9/17	12,094	12,903
10/17	12,301	13,185
11/17	12,525	13,585
12/17	12,673	13,721
1/18	13,263	14,444
2/18	12,720	13,912
3/18	12,590	13,633
4/18	12,643	13,684
5/18	12,756	14,071
6/18	12,691	14,163
7/18	13,027	14,633
8/18	13,163	15,147
9/18	13,150	15,172
10/18	12,206	14,055
11/18	12,429	14,336
12/18	11,549	13,002
1/19	12,455	14,118
2/19	12,767	14,614
3/19	12,959	14,828
4/19	13,412	15,420
5/19	12,748	14,422
6/19	13,501	15,435
7/19	13,590	15,664
8/19	13,392	15,345
9/19	13,633	15,614
10/19	13,926	15,950
11/19	14,247	16,557
12/19	14,683	17,035
1/20	14,594	17,016
2/20	13,490	15,623
3/20	11,430	13,475
4/20	12,692	15,259
5/20	13,278	16,075
6/20	13,626	16,443
7/20	14,417	17,376
8/20	15,154	18,635
9/20	14,725	17,957
10/20	14,490	17,569
11/20	16,131	19,707
12/20	16,905	20,593
1/21	16,749	20,501
2/21	17,331	21,142
3/21	17,850	21,900
4/21	18,723	23,029
5/21	18,944	23,134
6/21	19,256	23,705
7/21	19,434	24,105
8/21	19,824	24,793
9/21	18,986	23,681
10/21	19,959	25,282
11/21	19,454	24,897
12/21	20,208	25,877
1/22	19,103	24,355
2/22	18,474	23,741
3/22	18,810	24,512
4/22	17,259	22,312
5/22	17,406	22,282
6/22	16,008	20,418
7/22	17,274	22,333
8/22	16,579	21,500
9/22	15,039	19,506
10/22	15,985	21,106
11/22	17,192	22,208
12/22	16,373	20,907
1/23	17,513	22,347
2/23	16,964	21,825
3/23	17,310	22,408
4/23	17,597	22,647
5/23	17,412	22,735
6/23	18,467	24,288
7/23	19,050	25,158
8/23	18,653	24,673
9/23	17,829	23,497
10/23	17,377	22,875
11/23	18,947	25,008
12/23	19,906	26,334
1/24	20,066	26,626
2/24	20,926	28,067
3/24	21,574	28,973
4/24	20,776	27,698
5/24	21,610	29,006
6/24	21,947	29,904
7/24	22,408	30,460
8/24	22,932	31,123
9/24	23,333	31,767
10/24	22,939	31,534
11/24	24,130	33,632
12/24	23,226	32,604

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 2 Shares	16.68%	9.61%	8.79%
Russell 3000 Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Fund uses a blended benchmark, SAM Strategic Growth Blended Index. The largest component of the blended benchmark is included to show how the Fund’s performance compares with returns of indices of funds with similar investment objectives. The weightings for SAM Strategic Growth Blended Index are as follows: 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 450,658,000
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 1,001,000
InvestmentCompanyPortfolioTurnover		20.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$450,658 Total Number of Portfolio Holdings18 Portfolio Turnover Rate 20.5% Total Advisory Fees Paid (amount in thousands)$1,001
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	100.03%
Other Assets and Liabilities	(0.03)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000038541
Shareholder Report [Line Items]
Fund Name		Short-Term Income Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Short-Term Income Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$42	0.41%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.41%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal. The Fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It invests in foreign securities. It maintains an effective maturity of five years or less and an average portfolio duration that is within ±30% of the duration of the Bloomberg Credit 1-3 Year Index ("Index"). During the 12 month period ending December 31, 2024 the Fund's investments outperformed the Index. Sector allocation and issuer selection were positive contributors to performance while changes in the yield curve were a drag on performance. Out of index positions in non-agency commercial mortgage-backed securities, student loan asset-backed securities and non-agency residential mortgage-backed securities contributed positively to performance. The Fund also benefitted from issuer selection in the banking, consumer non-cyclical, and technology sectors. An out of index position in U.S. Treasuries was a drag on performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $12,249	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg Credit 1-3 Year Index $12,363
12/14	10,000	10,000	10,000
1/15	10,039	10,210	10,052
2/15	10,039	10,114	10,050
3/15	10,077	10,161	10,070
4/15	10,077	10,124	10,088
5/15	10,077	10,100	10,098
6/15	10,077	9,990	10,082
7/15	10,077	10,059	10,088
8/15	10,071	10,045	10,076
9/15	10,071	10,113	10,106
10/15	10,111	10,114	10,116
11/15	10,071	10,088	10,106
12/15	10,071	10,055	10,085
1/16	10,111	10,193	10,118
2/16	10,111	10,266	10,124
3/16	10,190	10,360	10,200
4/16	10,230	10,400	10,236
5/16	10,230	10,402	10,234
6/16	10,269	10,589	10,300
7/16	10,309	10,656	10,316
8/16	10,327	10,644	10,316
9/16	10,327	10,638	10,326
10/16	10,327	10,556	10,328
11/16	10,286	10,307	10,285
12/16	10,286	10,321	10,298
1/17	10,327	10,341	10,327
2/17	10,367	10,411	10,357
3/17	10,367	10,405	10,365
4/17	10,408	10,486	10,392
5/17	10,448	10,566	10,416
6/17	10,448	10,556	10,421
7/17	10,489	10,601	10,458
8/17	10,532	10,696	10,480
9/17	10,490	10,645	10,477
10/17	10,532	10,652	10,483
11/17	10,490	10,638	10,460
12/17	10,532	10,687	10,469
1/18	10,490	10,564	10,449
2/18	10,490	10,464	10,429
3/18	10,490	10,531	10,436
4/18	10,490	10,452	10,440
5/18	10,532	10,527	10,480
6/18	10,532	10,514	10,480
7/18	10,532	10,516	10,501
8/18	10,573	10,584	10,542
9/18	10,554	10,516	10,546
10/18	10,554	10,433	10,549
11/18	10,597	10,495	10,564
12/18	10,639	10,688	10,640
1/19	10,723	10,801	10,711
2/19	10,723	10,795	10,741
3/19	10,808	11,002	10,819
4/19	10,850	11,005	10,850
5/19	10,934	11,201	10,915
6/19	10,977	11,341	10,985
7/19	10,977	11,366	10,991
8/19	11,061	11,661	11,078
9/19	11,052	11,599	11,087
10/19	11,096	11,634	11,131
11/19	11,096	11,628	11,139
12/19	11,139	11,620	11,174
1/20	11,226	11,843	11,236
2/20	11,312	12,056	11,309
3/20	11,052	11,985	11,096
4/20	11,269	12,198	11,294
5/20	11,356	12,255	11,396
6/20	11,399	12,332	11,460
7/20	11,442	12,517	11,505
8/20	11,486	12,416	11,523
9/20	11,469	12,409	11,520
10/20	11,469	12,353	11,537
11/20	11,513	12,475	11,565
12/20	11,513	12,492	11,585
1/21	11,513	12,402	11,590
2/21	11,469	12,223	11,593
3/21	11,469	12,071	11,583
4/21	11,513	12,166	11,602
5/21	11,513	12,206	11,623
6/21	11,513	12,291	11,610
7/21	11,513	12,429	11,628
8/21	11,513	12,405	11,631
9/21	11,521	12,298	11,626
10/21	11,476	12,294	11,587
11/21	11,431	12,331	11,567
12/21	11,431	12,299	11,565
1/22	11,386	12,034	11,478
2/22	11,295	11,900	11,421
3/22	11,160	11,569	11,281
4/22	11,070	11,130	11,203
5/22	11,115	11,202	11,278
6/22	11,024	11,026	11,178
7/22	11,115	11,296	11,266
8/22	11,024	10,977	11,182
9/22	10,899	10,502	11,031
10/22	10,854	10,366	11,011
11/22	10,991	10,748	11,147
12/22	11,037	10,699	11,172
1/23	11,174	11,028	11,280
2/23	11,128	10,743	11,202
3/23	11,220	11,016	11,320
4/23	11,266	11,083	11,379
5/23	11,266	10,962	11,353
6/23	11,266	10,923	11,333
7/23	11,311	10,915	11,399
8/23	11,357	10,846	11,430
9/23	11,329	10,570	11,418
10/23	11,329	10,403	11,447
11/23	11,515	10,874	11,612
12/23	11,655	11,291	11,762
1/24	11,748	11,260	11,815
2/24	11,702	11,100	11,788
3/24	11,795	11,203	11,848
4/24	11,748	10,920	11,819
5/24	11,842	11,105	11,912
6/24	11,888	11,210	11,972
7/24	12,075	11,472	12,121
8/24	12,168	11,637	12,235
9/24	12,249	11,793	12,345
10/24	12,201	11,500	12,285
11/24	12,249	11,622	12,340
12/24	12,249	11,432	12,363

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	5.09%	1.92%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg Credit 1-3 Year Index	5.11%	2.04%	2.14%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Bloomberg U.S. Aggregate Bond Index in order to meet the revised definition of “broad-based securities market index”. The Bloomberg Credit 1-3 Year Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 133,871,000
Holdings Count | Holding		350
Advisory Fees Paid, Amount		$ 552,000
InvestmentCompanyPortfolioTurnover		47.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$133,871 Total Number of Portfolio Holdings350 Portfolio Turnover Rate 47.8% Total Advisory Fees Paid (amount in thousands)$552
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	92.41%
Investment Companies	6.63%
U.S. Government & Government Agency Obligations	2.11%
Other Assets and LiabilitiesFootnote Reference*	(1.15)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000020923
Shareholder Report [Line Items]
Fund Name		SmallCap Account
Class Name		Class 1
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$87	0.84%

Expenses Paid, Amount		$ 87
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index ("Index"). The Fund's investments underperformed the Index during the year. The Fund performed well in the first half of the year amid a market environment where fundamentals were the key driver of stocks. The Fund faced challenges in early July amid renewed optimism around the likelihood of an economic soft-landing and potential rate cuts. The market quickly reversed to being led by smaller less liquid names amid passive exchange-traded funds (ETF) buying in small caps. The Fund also underperformed in early November following the U.S. election results amid a sharp risk on market environment where passive ETF flows were a significant driver of stocks. The Fund continued to recover following the election results as company fundamentals came back into focus, but ultimately the Fund's investments underperformed the Index. Natera, a blood based diagnostic company, was the top contributor to the Fund’s performance as it outperformed amid strength from their innovative products. Rexford Industrial Realty, a real estate investment trust focused on warehouses in southern California, was the top detractor as it underperformed the Index amid declining growth expectations.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 1 Shares at net asset value $21,639	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/14	10,000	10,000	10,000
1/15	9,814	9,722	9,678
2/15	10,386	10,285	10,253
3/15	10,722	10,180	10,432
4/15	10,400	10,226	10,165
5/15	10,729	10,368	10,398
6/15	10,851	10,194	10,475
7/15	10,908	10,365	10,354
8/15	10,300	9,739	9,703
9/15	9,806	9,455	9,227
10/15	10,263	10,202	9,747
11/15	10,491	10,258	10,064
12/15	9,990	10,048	9,559
1/16	9,083	9,481	8,718
2/16	9,061	9,478	8,718
3/16	9,717	10,145	9,413
4/16	9,747	10,208	9,561
5/16	10,049	10,391	9,777
6/16	10,145	10,412	9,770
7/16	10,624	10,825	10,354
8/16	10,756	10,853	10,537
9/16	10,840	10,870	10,654
10/16	10,401	10,635	10,148
11/16	11,449	11,111	11,279
12/16	11,727	11,327	11,595
1/17	11,742	11,541	11,641
2/17	12,012	11,970	11,866
3/17	12,059	11,978	11,881
4/17	12,143	12,105	12,012
5/17	11,773	12,229	11,767
6/17	12,020	12,339	12,174
7/17	12,128	12,572	12,264
8/17	11,974	12,596	12,108
9/17	12,601	12,903	12,864
10/17	12,872	13,185	12,974
11/17	13,228	13,585	13,348
12/17	13,236	13,721	13,294
1/18	13,662	14,444	13,641
2/18	13,197	13,912	13,113
3/18	13,360	13,633	13,283
4/18	13,608	13,684	13,397
5/18	14,405	14,071	14,211
6/18	14,622	14,163	14,312
7/18	14,730	14,633	14,562
8/18	15,457	15,147	15,190
9/18	14,855	15,172	14,824
10/18	13,139	14,055	13,214
11/18	13,527	14,336	13,424
12/18	11,795	13,002	11,830
1/19	13,271	14,118	13,160
2/19	13,857	14,614	13,845
3/19	13,659	14,828	13,555
4/19	14,327	15,420	14,015
5/19	13,147	14,422	12,925
6/19	14,104	15,435	13,839
7/19	14,220	15,664	13,918
8/19	13,626	15,345	13,231
9/19	13,958	15,614	13,507
10/19	14,115	15,950	13,862
11/19	14,683	16,557	14,433
12/19	15,026	17,035	14,849
1/20	14,830	17,016	14,373
2/20	13,507	15,623	13,163
3/20	10,439	13,475	10,303
4/20	11,988	15,259	11,718
5/20	13,036	16,075	12,481
6/20	13,429	16,443	12,922
7/20	13,860	17,376	13,280
8/20	14,762	18,635	14,028
9/20	14,585	17,957	13,559
10/20	14,692	17,569	13,843
11/20	17,053	19,707	16,395
12/20	18,362	20,593	17,813
1/21	18,830	20,501	18,709
2/21	20,224	21,142	19,876
3/21	20,819	21,900	20,075
4/21	21,553	23,029	20,497
5/21	21,564	23,134	20,539
6/21	22,032	23,705	20,937
7/21	21,458	24,105	20,181
8/21	22,139	24,793	20,632
9/21	21,540	23,681	20,024
10/21	22,816	25,282	20,876
11/21	21,595	24,897	20,006
12/21	22,057	25,877	20,453
1/22	19,956	24,355	18,484
2/22	20,231	23,741	18,681
3/22	20,330	24,512	18,914
4/22	18,394	22,312	17,039
5/22	18,438	22,282	17,065
6/22	16,787	20,418	15,661
7/22	18,570	22,333	17,296
8/22	18,273	21,500	16,942
9/22	16,526	19,506	15,319
10/22	18,392	21,106	17,005
11/22	18,741	22,208	17,402
12/22	17,506	20,907	16,273
1/23	19,265	22,347	17,859
2/23	19,184	21,825	17,557
3/23	18,513	22,408	16,718
4/23	18,164	22,647	16,418
5/23	17,815	22,735	16,266
6/23	19,372	24,288	17,589
7/23	20,352	25,158	18,664
8/23	19,466	24,673	17,731
9/23	18,165	23,497	16,687
10/23	16,778	22,875	15,549
11/23	18,407	25,008	16,956
12/23	20,225	26,334	19,028
1/24	19,780	26,626	18,288
2/24	20,844	28,067	19,322
3/24	21,773	28,973	20,013
4/24	20,238	27,698	18,605
5/24	20,965	29,006	19,538
6/24	20,575	29,904	19,357
7/24	21,989	30,460	21,324
8/24	21,773	31,123	21,006
9/24	21,805	31,767	21,152
10/24	21,501	31,534	20,847
11/24	23,336	33,632	23,134
12/24	21,639	32,604	21,223

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-Year
Class 1 Shares	6.99%	7.57%	8.03%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 171,359,000
Holdings Count | Holding		128
Advisory Fees Paid, Amount		$ 1,461,000
InvestmentCompanyPortfolioTurnover		33.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$171,359 Total Number of Portfolio Holdings128 Portfolio Turnover Rate 33.5% Total Advisory Fees Paid (amount in thousands)$1,461
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.71%
Investment Companies	0.42%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000152597
Shareholder Report [Line Items]
Fund Name		SmallCap Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about SmallCap Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$113	1.09%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.09%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index ("Index"). The Fund's investments underperformed the Index during the year. The Fund performed well in the first half of the year amid a market environment where fundamentals were the key driver of stocks. The Fund faced challenges in early July amid renewed optimism around the likelihood of an economic soft-landing and potential rate cuts. The market quickly reversed to being led by smaller less liquid names amid passive exchange-traded funds (ETF) buying in small caps. The Fund also underperformed in early November following the U.S. election results amid a sharp risk on market environment where passive ETF flows were a significant driver of stocks. The Fund continued to recover following the election results as company fundamentals came back into focus, but ultimately the Fund's investments underperformed the Index. Natera, a blood based diagnostic company, was the top contributor to the Fund’s performance as it outperformed amid strength from their innovative products. Rexford Industrial Realty, a real estate investment trust focused on warehouses in southern California, was the top detractor as it underperformed the Index amid declining growth expectations.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $21,110	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/14	10,000	10,000	10,000
1/15	9,812	9,722	9,678
2/15	10,383	10,285	10,253
3/15	10,718	10,180	10,432
4/15	10,397	10,226	10,165
5/15	10,726	10,368	10,398
6/15	10,840	10,194	10,475
7/15	10,890	10,365	10,354
8/15	10,289	9,739	9,703
9/15	9,788	9,455	9,227
10/15	10,238	10,202	9,747
11/15	10,466	10,258	10,064
12/15	9,965	10,048	9,559
1/16	9,058	9,481	8,718
2/16	9,036	9,478	8,718
3/16	9,692	10,145	9,413
4/16	9,714	10,208	9,561
5/16	10,009	10,391	9,777
6/16	10,112	10,412	9,770
7/16	10,584	10,825	10,354
8/16	10,705	10,853	10,537
9/16	10,797	10,870	10,654
10/16	10,358	10,635	10,148
11/16	11,397	11,111	11,279
12/16	11,674	11,327	11,595
1/17	11,682	11,541	11,641
2/17	11,944	11,970	11,866
3/17	11,998	11,978	11,881
4/17	12,074	12,105	12,012
5/17	11,705	12,229	11,767
6/17	11,944	12,339	12,174
7/17	12,051	12,572	12,264
8/17	11,893	12,596	12,108
9/17	12,517	12,903	12,864
10/17	12,779	13,185	12,974
11/17	13,134	13,585	13,348
12/17	13,141	13,721	13,294
1/18	13,558	14,444	13,641
2/18	13,095	13,912	13,113
3/18	13,257	13,633	13,283
4/18	13,496	13,684	13,397
5/18	14,282	14,071	14,211
6/18	14,498	14,163	14,312
7/18	14,598	14,633	14,562
8/18	15,315	15,147	15,190
9/18	14,716	15,172	14,824
10/18	13,019	14,055	13,214
11/18	13,396	14,336	13,424
12/18	11,674	13,002	11,830
1/19	13,133	14,118	13,160
2/19	13,715	14,614	13,845
3/19	13,519	14,828	13,555
4/19	14,174	15,420	14,015
5/19	13,002	14,422	12,925
6/19	13,945	15,435	13,839
7/19	14,060	15,664	13,918
8/19	13,469	15,345	13,231
9/19	13,800	15,614	13,507
10/19	13,946	15,950	13,862
11/19	14,500	16,557	14,433
12/19	14,840	17,035	14,849
1/20	14,646	17,016	14,373
2/20	13,333	15,623	13,163
3/20	10,308	13,475	10,303
4/20	11,835	15,259	11,718
5/20	12,866	16,075	12,481
6/20	13,245	16,443	12,922
7/20	13,673	17,376	13,280
8/20	14,558	18,635	14,028
9/20	14,378	17,957	13,559
10/20	14,473	17,569	13,843
11/20	16,812	19,707	16,395
12/20	18,086	20,593	17,813
1/21	18,550	20,501	18,709
2/21	19,919	21,142	19,876
3/21	20,498	21,900	20,075
4/21	21,225	23,029	20,497
5/21	21,225	23,134	20,539
6/21	21,689	23,705	20,937
7/21	21,109	24,105	20,181
8/21	21,783	24,793	20,632
9/21	21,178	23,681	20,024
10/21	22,439	25,282	20,876
11/21	21,221	24,897	20,006
12/21	21,678	25,877	20,453
1/22	19,611	24,355	18,484
2/22	19,872	23,741	18,681
3/22	19,970	24,512	18,914
4/22	18,056	22,312	17,039
5/22	18,099	22,282	17,065
6/22	16,479	20,418	15,661
7/22	18,219	22,333	17,296
8/22	17,925	21,500	16,942
9/22	16,208	19,506	15,319
10/22	18,041	21,106	17,005
11/22	18,373	22,208	17,402
12/22	17,151	20,907	16,273
1/23	18,892	22,347	17,859
2/23	18,812	21,825	17,557
3/23	18,134	22,408	16,718
4/23	17,789	22,647	16,418
5/23	17,457	22,735	16,266
6/23	18,971	24,288	17,589
7/23	19,915	25,158	18,664
8/23	19,051	24,673	17,731
9/23	17,771	23,497	16,687
10/23	16,415	22,875	15,549
11/23	18,010	25,008	16,956
12/23	19,791	26,334	19,028
1/24	19,339	26,626	18,288
2/24	20,389	28,067	19,322
3/24	21,280	28,973	20,013
4/24	19,778	27,698	18,605
5/24	20,482	29,006	19,538
6/24	20,097	29,904	19,357
7/24	21,466	30,460	21,324
8/24	21,266	31,123	21,006
9/24	21,273	31,767	21,152
10/24	20,987	31,534	20,847
11/24	22,780	33,632	23,134
12/24	21,110	32,604	21,223

Average Annual Return [Table Text Block]
Name	1-Year	5-Year	10-YearFootnote Reference*
Class 2 Shares	6.66%	7.30%	7.76%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

Performance Inception Date		May 01, 1998
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the Russell 3000 Index in order to meet the revised definition of “broad-based securities market index”. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 171,359,000
Holdings Count | Holding		128
Advisory Fees Paid, Amount		$ 1,461,000
InvestmentCompanyPortfolioTurnover		33.50%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$171,359 Total Number of Portfolio Holdings128 Portfolio Turnover Rate 33.5% Total Advisory Fees Paid (amount in thousands)$1,461
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.71%
Investment Companies	0.42%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund for the period January 1, 2024 to December 31, 2024. For more complete information, you may review the Fund's most recent prospectus at www.PrincipalAM.com/pvcprospectuses.

C000238595
Shareholder Report [Line Items]
Fund Name		U.S. LargeCap Buffer April Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about U.S. LargeCap Buffer April Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$105	0.96%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds ("ETFs") and options that reference the Index at the time of each purchase. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put and ETF holdings contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, the Fund's investments performance since launch is inline with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $13,366	S&P 500 Index $14,987	S&P 500 Price Return Index $14,603
3/23	10,000	10,000	10,000
3/23	10,000	10,204	10,202
4/23	10,120	10,363	10,352
5/23	10,130	10,408	10,377
6/23	10,640	11,096	11,049
7/23	10,880	11,453	11,393
8/23	10,750	11,270	11,191
9/23	10,390	10,733	10,646
10/23	10,230	10,507	10,412
11/23	10,900	11,467	11,341
12/23	11,287	11,988	11,842
1/24	11,424	12,189	12,030
2/24	11,868	12,840	12,653
3/24	12,164	13,253	13,045
4/24	11,823	12,712	12,502
5/24	12,256	13,342	13,103
6/24	12,563	13,821	13,557
7/24	12,654	13,989	13,710
8/24	12,905	14,329	14,023
9/24	13,128	14,635	14,307
10/24	13,025	14,502	14,165
11/24	13,606	15,353	14,977
12/24	13,366	14,987	14,603

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	18.41%	17.93%
S&P 500 Index	25.02%	25.86%
S&P 500 Price Return Index	23.31%	24.02%

Performance Inception Date		Mar. 29, 2023
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date	Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 37,944,000
Holdings Count | Holding		9
Advisory Fees Paid, Amount		$ 380,000
InvestmentCompanyPortfolioTurnover		158.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$37,944 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 158.4% Total Advisory Fees Paid (amount in thousands)$380
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	91.23%
Purchased Options	14.31%
Other Assets and LiabilitiesFootnote Reference*	(5.54)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer April Account.

Material Fund Change Name [Text Block]		On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer April Account.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000238596
Shareholder Report [Line Items]
Fund Name		U.S. LargeCap Buffer January Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about U.S. LargeCap Buffer January Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$105	0.96%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds ("ETFs") and options that reference the Index at the time of each purchase. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put and ETF holdings contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, the Fund's investments performance since launch is inline with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $14,126	S&P 500 Index $16,026	S&P 500 Price Return Index $15,547
12/22	10,000	10,000	10,000
12/22	10,000	10,151	10,149
1/23	10,430	10,788	10,775
2/23	10,240	10,525	10,494
3/23	10,560	10,912	10,862
4/23	10,680	11,082	11,021
5/23	10,700	11,130	11,048
6/23	11,230	11,866	11,763
7/23	11,490	12,247	12,130
8/23	11,350	12,052	11,915
9/23	10,955	11,477	11,334
10/23	10,784	11,236	11,085
11/23	11,535	12,262	12,074
12/23	11,942	12,819	12,608
1/24	12,108	13,034	12,808
2/24	12,547	13,730	13,471
3/24	12,855	14,172	13,889
4/24	12,452	13,593	13,311
5/24	12,902	14,267	13,950
6/24	13,246	14,779	14,433
7/24	13,365	14,959	14,597
8/24	13,626	15,322	14,930
9/24	13,841	15,649	15,232
10/24	13,746	15,507	15,081
11/24	14,364	16,418	15,945
12/24	14,126	16,026	15,547

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	18.29%	18.77%
S&P 500 Index	25.02%	26.47%
S&P 500 Price Return Index	23.31%	24.57%

Performance Inception Date		Dec. 28, 2022
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 68,269,000
Holdings Count | Holding		8
Advisory Fees Paid, Amount		$ 244,000
InvestmentCompanyPortfolioTurnover		182.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$68,269 Total Number of Portfolio Holdings8 Portfolio Turnover Rate 182.8% Total Advisory Fees Paid (amount in thousands)$244
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	36.37%
Purchased Options	7.00%
Other Assets and LiabilitiesFootnote Reference*	56.63%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer January Account.

Material Fund Change Name [Text Block]		On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer January Account.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000235586
Shareholder Report [Line Items]
Fund Name		U.S. LargeCap Buffer July Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about U.S. LargeCap Buffer July Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$105	0.96%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index ("Index"), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the fund) of Index losses, over a twelve-month period. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds ("ETFs") and options that reference the Index at the time of each purchase. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, the Fund's investments performance since launch is inline with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $14,208	S&P 500 Index $16,014	S&P 500 Price Return Index $15,402
6/22	10,000	10,000	10,000
6/22	10,000	9,914	9,912
7/22	10,660	10,828	10,816
8/22	10,340	10,387	10,357
9/22	9,650	9,430	9,389
10/22	10,200	10,193	10,139
11/22	10,600	10,763	10,684
12/22	10,193	10,143	10,054
1/23	10,635	10,780	10,675
2/23	10,454	10,517	10,396
3/23	10,735	10,903	10,761
4/23	10,835	11,074	10,918
5/23	10,875	11,122	10,945
6/23	11,357	11,857	11,654
7/23	11,638	12,238	12,017
8/23	11,508	12,043	11,804
9/23	11,105	11,469	11,229
10/23	10,944	11,227	10,982
11/23	11,648	12,253	11,961
12/23	12,052	12,809	12,490
1/24	12,165	13,025	12,689
2/24	12,661	13,720	13,345
3/24	13,002	14,162	13,759
4/24	12,548	13,583	13,186
5/24	13,054	14,257	13,820
6/24	13,446	14,768	14,299
7/24	13,560	14,948	14,461
8/24	13,807	15,311	14,791
9/24	14,041	15,637	15,090
10/24	13,843	15,496	14,940
11/24	14,458	16,405	15,796
12/24	14,208	16,014	15,402

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	17.89%	15.04%
S&P 500 Index	25.02%	20.66%
S&P 500 Price Return Index	23.31%	18.80%

Performance Inception Date		Jun. 29, 2022
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 38,893,000
Holdings Count | Holding		9
Advisory Fees Paid, Amount		$ 366,000
InvestmentCompanyPortfolioTurnover		136.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$38,893 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 136.4% Total Advisory Fees Paid (amount in thousands)$366
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	101.83%
Purchased Options	16.11%
Other Assets and LiabilitiesFootnote Reference*	(17.94)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer July Account.

Material Fund Change Name [Text Block]		On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer July Account.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses
C000238594
Shareholder Report [Line Items]
Fund Name		U.S. LargeCap Buffer October Account
Class Name		Class 2
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about U.S. LargeCap Buffer October Account (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.PrincipalAM.com/pvcprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.
Material Fund Change Notice [Text Block]		This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-222-5852
Additional Information Email		prospectus@principalfunds.com
Additional Information Website		www.PrincipalAM.com/pvcprospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$105	0.96%

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund seeks to provide investors with returns (before fees and expenses) based on the S&P 500 Price Return Index (“Index”), while seeking to provide a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Index losses, over a twelve-month period. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in exchange-traded funds ("ETFs") and options that reference the Index at the time of each purchase. The Principal Variable Contracts U.S. LargeCap Buffer Funds are defined outcome investment solutions that are designed to offer limited downside protection, full upside participation up to 10%, and partial participation on any gains above 10%. The Fund uses a combination of ETFs and options to accomplish this objective. The out-of-the-money put, ETF holdings, and deep in-the-money call contributed to performance, while the at-the-money put and out-of-the-money call detracted from performance. Overall, the Fund's investments performance since launch is inline with expectations. Note that intra-period performance may differ in an unpredictable way from full period performance.

Performance Past Does Not Indicate Future [Text]		Past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class 2 Shares at net asset value $14,989	S&P 500 Index $16,727	S&P 500 Price Return Index $16,156
9/22	10,000	10,000	10,000
9/22	10,000	9,850	9,849
10/22	10,570	10,647	10,636
11/22	11,020	11,242	11,208
12/22	10,529	10,595	10,547
1/23	11,020	11,260	11,198
2/23	10,809	10,985	10,906
3/23	11,120	11,389	11,288
4/23	11,250	11,567	11,453
5/23	11,290	11,617	11,482
6/23	11,861	12,384	12,225
7/23	12,162	12,782	12,605
8/23	12,012	12,579	12,382
9/23	11,570	11,979	11,779
10/23	11,406	11,727	11,520
11/23	12,157	12,798	12,547
12/23	12,577	13,380	13,102
1/24	12,706	13,604	13,311
2/24	13,201	14,331	13,999
3/24	13,545	14,792	14,433
4/24	13,125	14,188	13,833
5/24	13,641	14,891	14,497
6/24	14,018	15,426	14,999
7/24	14,136	15,613	15,169
8/24	14,415	15,992	15,516
9/24	14,654	16,334	15,829
10/24	14,611	16,186	15,672
11/24	15,215	17,136	16,570
12/24	14,989	16,727	16,156

Average Annual Return [Table Text Block]
Name	1-Year	Since InceptionFootnote Reference*
Class 2 Shares	19.18%	19.66%
S&P 500 Index	25.02%	25.63%
S&P 500 Price Return Index	23.31%	23.71%

Performance Inception Date		Sep. 29, 2022
No Deduction of Taxes [Text Block]		The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower.
Performance Table Market Index Changed [Text Block]		Effective May 1, 2024, the Fund changed its primary broad-based index to the S&P 500 Index in order to meet the revised definition of “broad-based securities market index”. The S&P 500 Price Return Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Material Change Date			Dec. 31, 2023
Updated Performance Information Location [Text Block]		Visit www.PrincipalAM.com for more recent performance information.
AssetsNet		$ 59,841,000
Holdings Count | Holding		9
Advisory Fees Paid, Amount		$ 269,000
InvestmentCompanyPortfolioTurnover		43.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets (amount in thousands)$59,841 Total Number of Portfolio Holdings9 Portfolio Turnover Rate 43.9% Total Advisory Fees Paid (amount in thousands)$269
Holdings [Text Block]

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Investment Companies	146.93%
Purchased Options	24.41%
Other Assets and LiabilitiesFootnote Reference*	(71.34)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.

On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer October Account.

Material Fund Change Name [Text Block]		On May 1, 2025, the Fund will change its name to U.S. LargeCap S&P 500 Index Buffer October Account.
Summary of Change Legend [Text Block]		This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by May 1 or upon request at www.PrincipalAM.com/pvcprospectuses.
Updated Prospectus Web Address		www.PrincipalAM.com/pvcprospectuses